1933 Act Registration No. 33-12911
                                              1940 Act Registration No. 811-5075

             As filed with the Securities and Exchange Commission on
                                April 14, 2000.
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.
                       Post-Effective Amendment No. 38           X

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 40                  X

                              THE AAL MUTUAL FUNDS
               (Exact name of registrant as specified in charter)


                             222 WEST COLLEGE AVENUE
                         APPLETON, WISCONSIN 54919-0007
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (920) 734-5721

                                 ROBERT G. SAME
                                    President
                              THE AAL MUTUAL FUNDS
                             222 WEST COLLEGE AVENUE
                         APPLETON, WISCONSIN 54919-0007
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offerings:  Continuous

It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b):
          on July 1, 2000 pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)(1)
          on July 1, 2000 pursuant to paragraph (a)(1)
          75 days after filing pursuant to paragraph (a)(2)
     X    on July 1, 2000 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                              THE AAL MUTUAL FUNDS

                                   PROSPECTUS
                              INSTITUTIONAL SHARES
                                  JULY 1, 2000


                          The AAL Technology Stock Fund

                         The AAL Aggressive Growth Fund

                          The AAL Small Cap Stock Fund

                           The AAL Mid Cap Stock Fund

                           The AAL International Fund

                           The AAL Capital Growth Fund

                           The AAL Equity Income Fund

                        The AAL Large Company Index Fund

                           The AAL Mid Cap Index Fund

                              The AAL Balanced Fund

                          The AAL High Yield Bond Fund

                           The AAL Municipal Bond Fund

                                The AAL Bond Fund

                             The AAL Bond Index Fund

                            The AAL Money Market Fund



As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
                                                                            PAGE
RISK/RETURN INFORMATION: INVESTMENT PROGRAMS AND PERFORMANCE

         PROSPECTUS SUMMARY
         Reading the Prospectus
         Institutional Shares
         Principal Risks Common to All Funds

         THE AAL TECHNOLOGY STOCK FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance
         Expenses

         THE AAL AGGRESSIVE GROWTH FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance
         Expenses

         THE AAL SMALL CAP STOCK FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance
         Expenses

         THE AAL MID CAP STOCK FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance
         Expenses

         THE AAL INTERNATIONAL FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance
         Expenses

         THE AAL CAPITAL GROWTH FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance
         Expenses

         THE AAL EQUITY INCOME FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance
         Expenses

         THE AAL LARGE COMPANY INDEX FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance
         Expenses

         THE AAL MID CAP INDEX FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance
         Expenses

         THE AAL BALANCED FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance
         Expenses

         THE AAL HIGH YIELD BOND FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance
         Expenses

         THE AAL MUNICIPAL BOND FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance
         Expenses

         THE AAL BOND FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance
         Expenses

         THE AAL BOND INDEX FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance Expenses

         THE AAL MONEY MARKET FUND
         Investment Objective
         Principal Investment Strategies
         Principal Risks
         Past Performance Expenses

MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE
         Investment Adviser
         Adviser Fees per Fund
         Portfolio Management
         The Aid Association for Lutherans Savings Plan

SHAREHOLDER INFORMATION
         Pricing Funds' Shares
         How to Buy Shares
         How to Redeem (Sell) Shares

DIVIDENDS

TAX CONSIDERATIONS

DISTRIBUTION ARRANGEMENTS

FINANCIAL HIGHLIGHTS

RISK/RETURN INFORMATION: INVESTMENT PROGRAMSAND PERFORMANCE

PROSPECTUS SUMMARY

READING THE PROSPECTUS
References to "you" and "your" in the prospectus refer to prospective investors or shareholders. References to "we," "us" or "our" refer to the Trust or the Funds and Fund management; the Adviser, and/or Sub-Adviser for The AAL Aggressive Growth Fund and The AAL International Fund, Distributor, Administrator, Transfer Agent and Custodians.

INSTITUTIONAL SHARES
In the prospectus, we provide you with information on: the investment objectives and policies of the Funds; risks of investing in the Funds; how to buy and sell Institutional shares; management and services provided to the Funds; and other information.

The prospectus describes a separate class of shares for each Fund, Institutional shares ("Class I shares"), for Lutheran organizations or enterprises with minimum initial investment in the Funds of $500,000. We designed Institutional shares to give Lutheran organizations and enterprises (non-natural persons) or financial institutions acting in a fiduciary or agency capacity for them, a convenient means of accumulating an interest in The AAL Mutual Funds. We did not design Institutional shares for individuals, their individual retirement accounts or trusts designed for the benefit of individuals. Investors in Institutional shares purchase at net asset value. They pay neither initial sales charges, redemption fees, nor 12b-1distribution and service fees.

PRINCIPAL RISKS COMMON TO ALL FUNDS
You assume certain risks when you invest in any of the Funds. Risks specific to each Fund are discussed on the following pages. More generally, the investment style and strategies that we use to select stocks, bonds and other securities for each Fund depends on our ability to select those that perform well over time. Our selections may not always achieve our growth and/or income expectations and securities we select could decline in value. There can be no assurance that any of the Funds will achieve its objective and you could lose money.

THE AAL TECHNOLOGY STOCK FUND

INVESTMENT OBJECTIVE
The AAL Technology Stock Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 65% of the Fund's total assets in common stocks, not including convertible securities, of companies in technology-related industries. We focus on equity securities of companies engaged in offering, using or developing products, processes or services that will benefit significantly from technological advances and improvements. We may invest the remaining 35% of the Fund's total assets in additional common stocks, preferred stocks, and securities convertible into these stocks. We limit our investment in convertible securities to no more than 5% of the Fund's net assets.

We focus on technology-related industries where companies have potential for growth. These technology-related industries include, but are not limited to:

      o computers, including products, software, hardware, electronic components, and semiconductors;
      o  network applications;
      o  the Internet;
      o  telecommunications;
      o  media and information services;
      o  chemicals and synthetic materials;
      o  health care;
      o  pharmaceuticals;
      o  defense and aerospace; and
      o  biotechnology.

The Fund may also invest in securities of foreign issuers. Typically, we consider an issuer as domiciled in a particular country if it:

      o  is incorporated under the laws of that country;
      o  has at least 50% of the value of its assets located in that country; or
      o derives at least 50% of its income from operations or sales in that country.

The technology sector is composed of many companies representing different market capitalizations. The Fund invests in companies of any size, from small, emerging companies, to large, well-established companies.

PRINCIPAL RISKS

FINANCIAL RISK: Many factors affect the performance of a company in which the Fund may invest. Some examples include strength of management, demand for a company's products or services and general economic conditions. A company's performance will affect the market price of its stock, and consequently, the value of the Fund's portfolio. You could lose money investing in the Fund.

MARKET RISK: Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than the stock market, as measured by the S&P 500(R) Index.

INDUSTRY SPECIFIC CONCENTRATION RISK: Sector funds may be more volatile than funds that diversify across many industries. Fund investments are primarily concentrated in technology-related industries. At times, stocks of companies in the technology industries may experience periods of significant price fluctuations. As a consequence, the Fund may be subject to more price volatility than a fund which invests in a broader range of industries.

FOREIGN INVESTMENT RISKS: The Fund faces particular risks associated with foreign investing. Foreign investment risks include currency, liquidity, political, economic and market risks, as well as risks associated with governmental regulation and non-uniform corporate disclosure standards.

[Sidebar:]
Please note, recent returns in technology-related industries were primarily achieved during favorable conditions in the market . Such favorable returns involve the risk of volatility and investors should not expect that they will be consistently achieved.

PAST PERFORMANCE
The Fund commenced operations on July 1, 2000. Because the Fund has been in operation for less than a full calendar year, we have not included any performance information.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses*                         ____%


* Operating expenses are expressed as a percentage of average daily net assets based on management's estimate of expenses for the fiscal year ending April 30, 2001.

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period               Institutional Shares

1 Year                    $____

3 Year                    $____

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE AAL AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE
The AAL Aggressive Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

PRINCIPAL INVESTMENT STRATEGIES
We invest in companies that offer the potential for accelerated earnings or revenue growth. Stocks of these companies are generally referred to as "growth" stocks. Under normal circumstance we invest at least 65% of the Fund's total assets in common stocks, not including convertible securities.

The Fund invests in companies of any size, from small, emerging-growth companies, to large, well-established companies. The Fund will invest in companies spanning a broad range of industries and sectors, including, but not limited to:

     o computers, including products, software, hardware, electronic components, and semiconductors;
     o    technology;
     o    telecommunications;
     o    chemicals;
     o    defense and aerospace;
     o    biotechnology;
     o    health care; and
     o    transportation.

The Fund may also invest in securities of foreign issuers. Typically, we consider an issuer as domiciled in a particular country if it:

     o    is incorporated under the laws of that country;
     o    has at least 50% of the value of its assets located in that country;
          or
     o derives at least 50% of its income from operations or sales in that country.

We may invest the remaining 35% of the Fund's total assets in additional common stocks, preferred stocks, and bonds. The Fund does not invest in bonds for capital growth or for long time periods, but may invest in bonds for temporary defensive measures. We limit our investment in convertible securities to no more than 5% of the Fund's net assets.

PRINCIPAL RISKS

FINANCIAL RISK: Many factors affect the performance of a company in which the Fund may invest. Some examples include strength of management, demand for a company's products or services and general economic conditions. A company's performance will affect the market price of its stock, and consequently, the value of the Fund's portfolio. You could lose money investing in the Fund.

MARKET RISK: Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than the stock market, as measured by the S&P 500 Index.

AGGRESSIVE GROWTH INVESTMENT RISK: "Growth" stocks tend to have greater price volatility than stocks of larger, well-established companies. Generally, the value of the Fund's investments tends to increase more than the stock market, as measured by the S&P 500 Index, during periods of rising stock prices. Conversely, the value of the Fund's investments tends to decrease more than the stock market during periods of declining stock prices. However, these price trends may not always occur.

FOREIGN INVESTMENT RISKS: The Fund faces particular risks associated with foreign investing. Foreign investment risks include currency, liquidity, political, economic and market risks, as well as risks associated with governmental regulation and non-uniform corporate disclosure standards.

PAST PERFORMANCE
The Fund commenced operations on July 1, 2000. Because the Fund has been in operation for less than a full calendar year, we have not included any performance information.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES
(fees paid directly from your investment)               INSTITUTIONAL SHARES

Maximum sales charge (load) imposed on                  None
purchases (as a percentage of offering price)


Maximum deferred sales charge (load)                    None
(as a percentage of net asset value)


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)                    INSTITUTIONAL SHARES

Management fees                                         ____%

Distribution and service (12b-1) fees                   None

Other expenses                                          ____%

--------------------------------------------------------------------------------

Total fund operating expenses*                          ____%

* Operating expenses are expressed as a percentage of average daily net assets based on management's estimate of expenses for the fiscal year ending April 30, 2001.

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period               Institutional Shares

1 Year                    $____

3 Year                    $____

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE AAL SMALL CAP STOCK FUND

INVESTMENT OBJECTIVE
The AAL Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks, and securities convertible into small company common stocks.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 65% of the Fund's total assets in small company common stocks. We may invest the remaining 35% of the Fund's total assets in any combination of small-cap, mid-cap and large-cap stocks and securities convertible into these stocks.

By small companies, we mean those with market capitalizations of less than $1.5 billion. We often refer to small company stocks as small-cap stocks. Small-cap stocks trade in the over-the-counter market as well as on U.S. securities exchanges. We focus on companies with market capitalizations ranging from $100 million to $1 billion. Generally, small companies have not yet gained a reputation for quality. Further, small companies tend to be less recognizable than companies listed in the S&P 500 Index or the S&P MidCap 400 Index. We look for small companies (including companies initially offering stock to the public) that, in our opinion:

    (1) are in the early stages of development or positioned in new and emerging industries;
    (2)  have an opportunity for rapid growth;
    (3)  have capable management; and
    (4)  are financially sound.

Due to certain market inefficiencies, we believe properly selected small company stocks offer greater opportunities for long-term capital growth. We tend to sell the stocks of companies when we think that other investments offer better opportunities. This investment strategy may result in short-term gains or losses for the Fund.

PRINCIPAL RISKS

FINANCIAL RISK: When compared with large companies, small, less-established companies may have relatively lower revenues, limited product lines, less management depth and a lower share of the market for their products or services. Because of these and other factors, stocks of small companies present a greater risk of losing value than stocks of larger, more established companies.

MARKET RISK: Over time, the stock market tends to move in cycles, with periods when stock prices generally rise and periods when stock prices generally decline. Historically, small-cap stocks have experienced more price volatility than mid-cap and large-cap stocks.

Small company stocks tend to have greater price volatility than large company stocks. Generally, the value of the Fund's investments tends to increase more than the stock market, as measured by the S&P 500 Index, in a period of rising stock prices. Conversely, the value of the Fund's investments tends to decrease more than the stock market in a period of declining stock prices. However, these price trends do not always occur. You could lose money investing in the Fund.

PAST PERFORMANCE
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in the Fund's annual total return. As with all investments, past performance is not a guarantee of future results.

Annual Total Returns
The following chart shows calendar year total returns for Class I shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions. There is no front-end sales charge or contingent deferred sales charge on the Fund's Class I shares.

Annual Return
Institutional Shares
Year Ended December 31st

[Bar chart with following data:]

12/31/98          (1.80)%
12/31/99          ____%

The Fund's year-to-date return as of March 31, 2000 was ____%.

                        Best and Worst Quarterly Returns

Best Quarter                   4th Quarter of 1998                    20.71%
Worst Quarter                  3rd  Quarter of 1998                   (21.18)%

Average Annual Total Returns
The table below compares the Fund's average annual total return for Class I shares with the S&P SmallCap 600 Index.* The average annual total return is calculated as of the close of the Fund's fiscal year, which ends April 30, 2000. Returns are shown for a one-year period and since inception.

Small Cap Fund                          1 Year                   Since Inception
Institutional Shares                    ____%                    ____% (1)
S&P SmallCap 600 Index                  ____%                    ____% (2)

    (1)  Inception of the Fund December 29, 1997.
    (2) Performance number reflects returns of the S&P SmallCap 600 Index since December 29, 1997.

* The S&P SmallCap 600 Index is an unmanaged index comprised of 600 stocks designed to represent performance of the small-cap segment of the U.S. equity markets.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses                          ____%


Expense Example
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period                                  Institutional Shares
1 Year                                       $____
3 Year                                       $____
5 Year                                       $____
10 Year                                      $____

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE AAL MID CAP STOCK FUND

INVESTMENT OBJECTIVE
The AAL Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 65% of the Fund's total assets in mid-sized company stocks. By mid-sized companies, we mean those with market capitalizations ranging from $100 million to $7.5 billion. Within this category, we generally focus on companies with market capitalizations ranging from $500 million to $3.5 billion. Mid-cap companies tend to be smaller and less-seasoned than large-cap companies listed in the S&P 500 Index. Mid-cap companies may trade in the over-the-counter market as well as on national securities exchanges.

We may invest the remaining 35% of the Fund's total assets in any combination of additional mid-cap stocks, large-cap stocks and securities convertible into such stocks. We look for mid-sized companies (including companies initially offering their stock to the public) that, in our opinion:

(1)  have prospects for growth in their sales and earnings;
(2)  are in an industry with a good economic outlook;
(3)  have high-quality management; and
(4)  have a strong financial position.

We usually pick companies in the middle stages of their development. These companies tend to have established a record of profitability and possess a new technology, unique product, or market niche. We tend to sell stocks of companies when we think other investments offer better opportunities. Due to this policy, the Fund may, from time to time, have short-term gains or losses.

PRINCIPAL RISKS

FINANCIAL RISK: Stocks of mid-sized companies may present a greater risk of losing value than stocks of larger, more established companies, but may present less risk than stocks of smaller companies. Mid-sized companies tend to have relatively smaller revenues, narrower product lines, less management depth and smaller shares of the market for their products or services than large companies.

MARKET RISK: Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. Due to the tendency for mid-cap stocks to have less liquidity in the market than large company stocks, the value of the Fund's investments might increase and decrease more than the stock market in general, as measured by the S&P 500 Index. You could lose money investing in the Fund.

PAST PERFORMANCE
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in the Fund's annual total return. As with all investments, past performance is not a guarantee of future results.

Annual Total Returns
The following chart shows calendar year total returns for Class I shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions. There is no front-end sales charge or contingent deferred sales charge on the Fund's Class I shares.

Annual Return
Institutional Shares
Year Ended December 31st

[Bar chart with following data:]

12/31/98          2.62%
12/31/99          ____%

The Fund's year-to-date return as of March 31, 2000 was ____%.

                        Best and Worst Quarterly Returns

Best Quarter                     4th Quarter of 1998                    22.99%
Worst Quarter                    3rd  Quarter of 1998                   (21.14)%

Average Annual Total Returns
The table below compares the Fund's average annual total return for Class I shares with the S&P MidCap 400 Index.* The average annual return is calculated as of the close of the Fund's fiscal year, which ends April 30, 2000. Returns are shown for a one-year period and since inception.

Mid Cap Fund                         1 Year                 Since Inception
Institutional Shares                 ____%                  ____% (1)
S&P MidCap 400 Index                 ____%                  ____% (2)

    (1)  Inception of Fund December 29, 1997.
    (2) Performance number reflects returns of the S&P MidCap 400 Index since December 29, 1997.

* The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses                          ____%


Expense Example
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period                           Institutional Shares
1 Year                                $____
3 Year                                $____
5 Year                                $____
10 Year                               $____

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE AAL INTERNATIONAL FUND

INVESTMENT OBJECTIVE
The AAL International Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 65% of the Fund's total assets in foreign stocks primarily traded in at least three countries, not including the United States. We do not have any limitations on how much of the Fund's assets we may invest in securities primarily traded in any one country. Typically, we consider an issuer as domiciled in a particular country if it:

     (1)  is incorporated under the laws of that country;
     (2)  has at least 50% of the value of its assets  located in that  country;
          or
     (3) derives at least 50% of its income from operations or sales in that country.

We may invest the remaining 35% of the Fund's total assets in a combination of the following: additional foreign stocks; U.S. stocks; structured notes and/or preferred stocks; and up to 20% of the Fund's total assets in U.S. and foreign bonds and other debt obligations, including lower-rated debt, commonly referred to as "junk bonds." We do not place any restrictions on the debt ratings of securities acquired or the portion of the Fund's assets we may invest in a particular rating category for the Fund.

[Sidebar: Mature and Emerging Markets]

Mature Markets: A mature market is generally defined as a stable and efficient country economy with well-developed governmental entities and an advanced financial infrastructure.

Emerging Markets: An emerging market refers to a lesser-developed country economy. An emerging market is characterized by relatively weak governmental entities and a developing financial infrastructure with market inefficiencies.

The following examples help distinguish mature markets and emerging markets.

Mature Markets                                               Emerging Markets
United States                                                Czech Republic
Japan                                                        Poland
Canada                                                       Malaysia
United Kingdom                                               Brazil

We focus on stocks primarily trading in the United Kingdom, Western Europe, Australia, Far East, Latin America and Canada. Many of these markets are mature, while others are emerging. There are no limits on the extent to which we can invest in either mature or emerging markets. We may invest up to 100% of the Fund's total assets in emerging markets.

Pending the investment of cash from new sales or to meet ordinary daily cash needs, we may, subject to the fundamental investment objective, hold cash temporarily (U.S. dollars, foreign currencies or multinational foreign currency units) for the Fund. For defensive purposes, we may temporarily invest any portion of the Fund's total assets in money market instruments.

PRINCIPAL RISKS

FOREIGN INVESTMENT RISK: The Fund faces particular risks associated with foreign investing. Foreign investment risks include currency, liquidity, political, economic and market risks, as well as risks associated with governmental regulation and non-uniform corporate disclosure standards.

CURRENCY FLUCTUATIONS: A change in the value of a foreign currency against the U.S. dollar may affect the value (in terms of U.S. dollars) of the foreign stocks held by the Fund. The value of the Fund's foreign stocks also may be affected significantly by currency restrictions and currency exchange control regulations enacted from time to time by foreign governments.

MARKET CHARACTERISTICS AND LIQUIDITY: Foreign exchanges and markets may be more volatile than those in the United States and foreign stocks may be less liquid than domestic securities. Settlement practices for transactions in foreign stock markets may differ from those practices in U.S. stock markets and may involve delays beyond customary periods in the United States.

POLITICAL AND ECONOMIC FACTORS: The economies of some foreign countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. Also, some foreign governments participate to a significant degree, through ownership interests or regulation, in their economies. Actions by these governments could include restrictions on foreign investments, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on the prices of stocks and the payment of interest on bonds. The economies of many foreign countries are highly dependent on international trade and therefore, are affected by trade policies and economic conditions of their trading partners. If those trading partners engage in protectionist trade legislation, the price of the stocks of the foreign country and the markets in which they trade could be affected.

REGULATION: Some foreign countries have less supervision and regulation of securities markets, broker/dealers and issuers of securities than is the case in the United States. Also, many foreign countries do not require publicly traded companies to disclose information which is as extensive and detailed as that which public companies in the United States are required to disclose. This lack of regulation and disclosure makes our assessment of the growth potential of stocks we select less certain than might be the case for domestic stocks.

These risks tend to be more pronounced in emerging markets than is the case for mature markets. We may invest up to 100% of the Fund's net assets in emerging growth countries.

PAST PERFORMANCE
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in the Fund's annual total return. As with all investments, past performance is not a guarantee of future results.

Annual Total Returns
The following chart shows calendar year total returns for Class I shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions. There is no front-end sales charge or contingent deferred sales charge on the Fund's Class I shares.

Annual Return
Institutional Shares
Year Ended December 31st
[Bar chart with following data:]

12/31/98          11.76%
12/31/99          ____%

The Fund's year-to date-return as of March 31, 2000 was ____%.

                        Best and Worst Quarterly Returns

Best Quarter                  4th Quarter of 1998                    15.65%
Worst Quarter                 3rd  Quarter of 1998                   (12.38)%

Average Annual Total Returns
The table below compares the Fund's average annual total return for Class I shares with the EAFE(R) Index.* The average annual return is calculated as of the close of the Fund's fiscal year, which ends April 30, 2000. Returns are shown for a one-year period and since inception.

International Fund                1 Year                         Since Inception
Institutional Shares              ____%                          ____% (1)
EAFE(R)Index                      ____%                          ____% (2)

     (1)  Inception of Fund December 29, 1997.
     (2) Performance number reflects returns of the EAFE(R)Index since December 29, 1997.

* The Morgan Stanley Capital International, Europe, Australasia, Far East Index (EAFE(R) Index) is a stock index designed to measure the investment returns of the developed countries outside North America. The EAFE(R) Index currently includes stocks from 21 countries.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses                          ____%


Expense Example
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period                                  Institutional Shares
1 Year                                       $____
3 Year                                       $____
5 Year                                       $____
10 Year                                      $____

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE AAL CAPITAL GROWTH FUND

INVESTMENT OBJECTIVE
The AAL Capital Growth Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 65% of the Fund's total assets in common stocks, not including convertible securities. Generally, we focus on dividend-paying stocks issued by companies with earnings growth per share that is higher than stocks included in the S&P 500. In selecting stocks, we look for quality, operating growth predictability and financial strength.

We may invest the remaining 35% of the Fund's total assets in additional common stocks, preferred stocks and bonds. The Fund does not invest in bonds for capital growth or for long time periods. We limit our investments in convertible securities to no more than 5% of the Fund's net assets.

PRINCIPAL RISKS

FINANCIAL RISK: Many factors affect the performance of a company in which the Fund may invest. Some examples include strength of management, demand for a company's products or services and general economic conditions. A company's performance will affect the market price of its stock, and consequently, the value of the Fund's portfolio. You could lose money investing in the Fund.

MARKET RISK: Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase and decrease more than the stock market in general, as measured by the S&P 500 Index.

PAST PERFORMANCE
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in the Fund's annual total return. As with all investments, past performance is not a guarantee of future results.

Annual Total Returns
The following chart shows calendar year total returns for Class I shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions. There is no front-end sales charge or contingent deferred sales charge on the Fund's Class I shares.

Annual Return
Institutional Shares
Year Ended December 31st

[Bar chart with following data:]

12/31/98          28.61%
12/31/99          ____%

The Fund's year-to-date return as of March 31, 2000 was ____%.

                        Best and Worst Quarterly Returns

Best Quarter                   4th Quarter of 1998                    20.07%
Worst Quarter                  3rd Quarter of 1998                    (10.55)%

Average Annual Total Returns
The table below compares the Fund's average annual total return for Class I shares with the S&P 500 Index.* The average annual return is calculated as of the close of the Fund's fiscal year, which ends April 30, 2000. Returns are shown for a one-year period and since inception.

Capital Growth Fund                  1 Year                      Since Inception
Institutional Shares                 ____%                       ____% (1)
S&P 500 Index                        ____%                       ____% (2)

     (1)  Inception of Fund December 29, 1997.
     (2) Performance number reflects returns of the S&P 500 Index since December 29, 1997.

* The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses                          ____%


Expense Example
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period                                      Institutional Shares
1 Year                                           $____
3 Year                                           $____
5 Year                                           $____
10 Year                                          $____

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE AAL EQUITY INCOME FUND

INVESTMENT OBJECTIVE
The AAL Equity Income Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 65% of the Fund's total assets in income-producing equity securities. By "income-producing equity securities," we mean equity securities, including securities exchangeable or convertible into equity securities, that offer dividend yields that exceed the average dividend yields on stocks comprising the S&P 500. We may invest the remainder of the Fund's total assets, in whole or in part, in additional income-producing equity securities, bonds and commercial paper.

In selecting equity securities for the Fund, we look for companies that:

    (1)  have a good growth rate and return on capital;
    (2)  have favorable aspects for future growth and dividends;
    (3)  are financially sound;
    (4)  have high-quality management; and
    (5)  are in a favorable competitive environment.

We buy bonds, including convertible securities, if, at the time of purchase at least two nationally recognized statistical rating organizations (NRSRO's) have rated them investment grade; or, if unrated, we have determined them to be of a credit quality comparable to investment grade. We may invest up to 5% of the Fund's total assets in such securities rated below investment grade. We buy commercial paper rated in the top two categories by a NRSRO. We may buy unrated commercial paper, if we determine the commercial paper is of a credit quality comparable to investment grade.

We expect to receive income from dividends paid on equity investments and interest earned on debt securities. We seek capital appreciation by attempting to select income-producing equity securities that we believe are under-priced relative to the securities of companies with comparable fundamentals.

PRINCIPAL RISKS

INDUSTRY CONCENTRATION: Income-producing equity securities in which the Fund invests tend to be more prevalent in some market sectors than others, for example; communications, retail, energy, utilities, financial services and consumer non-cyclical and cyclical market sectors. Prices of stocks of companies in these industries may not always move in tandem with the market, generally, causing the Fund's performance to lag or outperform the overall market.

FINANCIAL RISK: The market sectors in which companies tend to issue income-producing equity securities usually have high operating, interest and other regulatory expenses, such as the public utilities industry. Also, some of these sectors are maturing, meaning that growth is peaking. Companies in these market sectors frequently use their profits for paying higher dividends rather than reinvesting for company growth. As a result, income-producing equity securities typically have lower capital growth potential than equity securities in other sectors. Capital growth for many income-producing equity securities corresponds to the company's competitive position, in particular its capability to capture market share from its competitors.

INTEREST RATE RISK: Like bonds, changes in the level of interest rates affect the value of income-producing equity securities and the value of the Fund as a whole. Their values tend to move in the opposite direction of interest rates.

MARKET RISK: Market cycles affect all equity securities over time, with periods when stock prices rise generally and periods when stock prices decline generally. However, income-producing equity securities may rise less and fall less than the market as a whole, because of the higher income component of these securities.

PAST PERFORMANCE
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in the Fund's annual total return. As with all investments, past performance is not a guarantee of future results.

Annual Total Returns
The following chart shows calendar year total returns for Class I shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions. There is no front-end sales charge or contingent deferred sales charge on the Fund's Class I shares.

Annual Return
Institutional Shares
Year Ended December 31st

[Bar chart with following data:]

12/31/98          13.80%
12/31/99          ____%

The Fund's year-to-date return as of March 31, 2000 was ____%.

                        Best and Worst Quarterly Returns

Best Quarter                   4th Quarter of 1998                    15.15%
Worst Quarter                  3rd Quarter of 1998                    (10.17)%

Average Annual Total Returns
The table below compares the Fund's average annual total return for Class I shares with the S&P 500 Index.* The average annual return is calculated as of the close of the Fund's fiscal year, which ends April 30, 2000. Returns are shown for a one-year period and since inception.

Equity Income Fund                 1 Year                      Since Inception
Institutional Shares               ____%                       ____% (1)
S&P 500 Index                      ____%                       ____% (2)

    (1)  Inception of Fund December 29, 1997.
    (2) Performance number reflects returns of the S&P 500 Index since December 29, 1997.

* The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses                          ____%


Expense Example
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period                                  Institutional Shares
1 Year                                       $____
3 Year                                       $____
5 Year                                       $____
10 Year                                      $____

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE AAL LARGE COMPANY INDEX FUND

INVESTMENT OBJECTIVE
The AAL Large Company Index Fund seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

PRINCIPAL INVESTMENT STRATEGIES
We select stocks through the use of computer models, instead of using traditional analysis, to duplicate the S&P 500 Index in proportion to their weightings in the Index. We try to hold all the stocks that comprise the Index, however, there may be variations and delays from time to time due to periodic changes to the Index. We expect portfolio turnover of no more than 50% per year. We seek a correlation factor of 0.95% of the S&P 500 Index.

To the extent possible, the Fund will be fully invested in the Index. Our ability to match the performance of the S&P 500 Index will be affected by the size and timing of cash flows into and out of the Fund. We will try to manage the Fund to minimize such effects. The Fund has expenses that an index does not have, so the Fund will not be able to exactly match the performance of its comparable index.

We may also invest to some degree in money market instruments. We do not expect to have more than 5% of the Fund's assets in money market instruments.

Stocks have historically performed better as an asset class than bonds. Although there is a greater potential for reward, there are also greater risks. Even though we attempt to follow the performance of the S&P 500 Index, we cannot guarantee these results. You could lose money investing in this Fund

PRINCIPAL RISKS

FINANCIAL RISK: Many factors affect an individual company's performance, such as management or the demand for a company's products or services. A company's performance will affect the market price of its stocks, and consequently, it will impact the value of the Fund's portfolio.

MARKET RISK: Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than the stock market as measured by the S&P 500 Index.

PAST PERFORMANCE
The Fund commenced operations on December 31, 1999. Because the Fund has been in operation for less than a full calendar year, we have not included any performance information.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses                          ____%

* Operating expenses are expressed as a percentage of average daily net assets based on management's estimate of expenses for the fiscal year ending April 30, 2001, and do not include the Adviser's voluntary reimbursement of expenses. AAL CMC, the Fund's Adviser, has agreed to reimburse expenses so as to limit "Total Fund Operating Expenses," to 0.20% for the fiscal year.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period               Institutional Shares

1 Year                    $52

3 Year                    $164

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE AAL MID CAP INDEX FUND

INVESTMENT OBJECTIVE
The AAL Mid Cap Index Fund seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

PRINCIPAL INVESTMENT STRATEGIES
We select stocks through the use of computer models instead of using traditional analysis to duplicate the S&P MidCap 400 Index in proportion to their weightings in the index. We try to hold all the stocks that comprise the Index, however, there may be variations and delays from time to time due to periodic changes to the Index. We expect portfolio turnover of no more than 50% per year.

To the extent possible, the Fund will be fully invested in the Index. Our ability to match the performance of the S&P MidCap 400 Index will be affected by the size and timing of cash flows into and out of the Fund. We will try to manage the Fund to minimize such effects. The Fund has expenses that an index does not have, so the Fund will not be able to exactly match the performance of its comparable index.

We may also invest to some degree in money market instruments. We do not expect to have more than 5% of the Fund's assets in money market instruments. Stocks have historically performed better as an asset class than bonds. Although there is a greater potential for reward, there are also greater risks. Although we attempt to follow the performance of the S&P MidCap 400 Index, we cannot guarantee these results. You could lose money investing in this Fund

PRINCIPAL RISKS

FINANCIAL RISK: Stocks of mid-sized companies may present a greater risk of losing value than stocks of larger, more established companies, but may present less risk than stocks of smaller companies. Mid-sized companies tend to have relatively smaller revenues, narrower product lines, less management depth and smaller shares of the market for their products or services than large companies.

Many factors affect an individual company's performance, such as management or the demand for a company's products or services. A company's performance will affect the market price of its stocks, and consequently, it will impact the value of the Fund's portfolio.

MARKET RISK: Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. Due to the tendency for mid-cap stocks to have less liquidity in the market than large company stocks, the value of the Fund's investments might increase or decrease more than the stock market in general, as measured by the S&P 400 MidCap Index. You could lose money investing in the Fund.

PAST PERFORMANCE
The Fund commenced operations on December 31, 1999. Because the Fund has been in operation for less than a full calendar year, we have not included any performance information.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses                          ____%


* Operating expenses are expressed as a percentage of average daily net assets based on management's estimate of expenses for the fiscal year ending April 30, 2001, and do not include the Adviser's voluntary reimbursement of expenses. AAL CMC, the Fund's Adviser, has agreed to reimburse expenses so as to limit "Total Fund Operating Expenses," to 0.20% for the fiscal year.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period               Institutional Shares

1 Year                    $62

3 Year                    $195

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE AAL BALANCED FUND

INVESTMENT OBJECTIVE
The AAL Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest from 50% to 60% of the Fund's total assets in common stocks, from 30% to 40% in fixed-income securities (bonds) and up to 20% in money market instruments. However, we will at all times maintain an investment mix within the following ranges:

    (1)  35% to 75% in common stocks;
    (2)  25% to 50% in fixed-income securities (bonds); and
    (3)  0% to 40% in money market instruments.

We select investments in each category of security by using the following criteria:

     (1) common stocks, including the securities in which The AAL Capital Growth Fund may invest;
     (2) bonds and other debt securities with maturities generally exceeding one year, including securities in which The AAL Bond Fund may invest; and
     (3) money market instruments and other debt securities with maturities generally not exceeding 397 days, including the securities in which The AAL Money Market Fund may invest.

We periodically review and adjust the mix of investments among these three categories to capitalize on potential variations in returns produced by the interaction of changing financial markets and economic conditions. Changes in the investment mix may occur several times within a year or over several years, depending on market and economic conditions.

PRINCIPAL RISKS

Stock Investment Risks

FINANCIAL RISK: Many factors affect an individual company's performance, such as its management or the demand for a company's products or services. Company performance affects the value of stock and the value of stocks in the Fund's portfolio.

MARKET RISK: Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase or decrease more than the stock market in general, as measured by the S&P 500. Because we invest 35% to 75% of the Fund's assets in stocks, fluctuating stock prices will have a significant impact on the Fund's value (the price of the Fund's shares).

Bond and Money Market Instrument Investment Risks

INTEREST RATE RISK: Changes in interest rate levels affect the value of the bonds and money market instruments in the portfolio and the value of the Fund as a whole.

CREDIT RISK: The creditworthiness of bond issuers will affect the value of their bonds and money market instruments, which may decline during the Fund's holding periods and affect the value of the Fund as a whole.

Asset Allocation Risks

We may shift the portfolio's asset mix of stocks, bonds and money market instruments based on existing or anticipated market conditions. The returns you receive will depend on how we have allocated the Fund's investments across these asset categories. As the allocation fluctuates over time, your returns fluctuate as well. The Fund's performance will depend on our ability to successfully predict market and economic trends and to achieve optimal allocation.

The Fund seeks total return, consisting of both capital appreciation, current income and long-term income growth, by following an asset allocation strategy. The Fund, however, may not achieve as high a level of either capital appreciation or income as a mutual fund that has only one of these as a primary objective.

PAST PERFORMANCE
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in the Fund's annual total return. As with all investments, past performance is not a guarantee of future results.

Annual Total Returns
The following chart shows calendar year total returns for Class I shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions. There is no front-end sales charge or contingent deferred sales charge on the Fund's Class I shares.

Annual Return
Institutional Shares
Year Ended December 31st

[Bar chart with following data:]

12/31/98          18.01%
12/31/99          ____%

The Fund's year-to-date return as of March 31, 2000 was ____%.

                        Best and Worst Quarterly Returns

Best Quarter                  4th Quarter of 1998                    11.37%
Worst Quarter                 3rd Quarter of 1998                    (4.51)%

Average Annual Total Returns
The table below compares the Fund's average annual total return for Class I shares with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.* The average annual return is calculated as of the close of the Fund's fiscal year, which ends April 30, 2000. Returns are shown for a one-year period and since inception.

Balanced Fund                                    1 Year          Since Inception
Institutional Shares                             ____%           ____% (1)
S&P 500 Index
Lehman Brothers Aggregate Bond Index             ____%           ____% (2)

     (1)  Inception of Fund December 29, 1997.

     (2) Performance numbers reflect returns of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index since December 29, 1997.

* The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index that encompasses four classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses                          ____%


Expense Example
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period                                       Institutional Shares
1 Year                                            $____
3 Year                                            $____
5 Year                                            $____
10 Year                                           $____

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE AAL HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE
The AAL High Yield Bond Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds." The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 65% of the Fund's total assets in high-yield bonds. We may invest the remaining 35% of the Fund's total assets in any combination of:

    (1)  additional high-yield bonds;
    (2)  investment-grade bonds;
    (3)  common and preferred stocks (including structured preferred stocks);
         and
    (4) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government obligations").

We may invest up to 20% of the Fund's net assets in bonds of foreign issuers. In evaluating the quality of a particular high-yield bond for investment in the Fund, we do not rely exclusively on ratings assigned by the NRSRO's. In appropriate circumstances, we perform our own credit analysis. We consider the issuer's:

    (1)  financial resources;
    (2)  operating history;
    (3)  sensitivity to economic conditions and trends;
    (4)  management's abilities;
    (5)  debt maturity schedules;
    (6)  borrowing requirements; and
    (7) relative values based on anticipated cash flow, interest and asset coverage and earnings prospects.

We attempt to identify those issuers of high-yield bonds whose financial condition is adequate to meet future obligations and has improved or is expected to improve in the future. However, there are no restrictions on the rating level of the securities in the Fund's portfolio, and we may purchase and hold securities in default.

[Sidebar: Junk Bonds]

High-yield bonds have a higher yield to compensate for greater risk that the issuer might not make its interest and principal payments. Most bonds are rated by national rating agencies according to the issuers ability to maintain interest payments and repay the principal amount at the time the bond comes due. High-yield bonds are speculative and, therefore, typically considered to be below investment-grade bonds by national ratings agencies. High yield bonds include:

      o  fixed rate bonds;
      o  variable rate bonds;
      o  convertible bonds;
      o  zero coupon bonds;
      o  pay-in-kind bonds;
      o  floating rate interest debt obligations;
      o  deferred interest debt obligations;
      o  structured debt obligations;
      o  asset-backed debt obligations; and
      o  mortgage-backed debt obligations.

PRINCIPAL RISKS

INTEREST RATE RISK: Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole.

CREDIT RISK: The primary risk of investing in the high-yield sector is the credit risk. Bonds rated below investment grade have greater risk of default than investment-grade bonds and, may in fact, be in default. Issuers of high-yield bonds usually do not have strong historical financial conditions, requiring them to offer higher yields to compensate for the greater risk of default on the payment of interest and principal. These bonds have speculative characteristics or are speculative. As a result, their market values are less sensitive to interest rate changes on a short-term basis, but more sensitive to adverse economic developments or individual corporate developments because of their lower credit quality. During an economic downturn or period of rising interest rates, issuers of lower rated bonds may have more difficulty meeting their principal and interest payment obligations or obtaining additional financing to make the interest payments on their debt. When issuers have difficulty meeting projected goals or obtaining additional financing, the default rate on high-yield bonds will likely rise.

MARKET RISK: Frequently, high-yield bonds have a less liquid resale market than the market for investment-grade bonds. In some cases, these bonds have no resale market at all. As a result, we may have difficulty valuing portfolio securities, choosing the securities to sell to meet redemption requests and/or selling or disposing of portfolio securities on favorable terms.

The high-yield market has in the past, and may in the future, experience market risk due to adverse publicity and investor perceptions. In the past, Congress has attempted restricting the advantages of high-yield bonds and similar attempts could occur in the future.

PAST PERFORMANCE
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in the Fund's annual total return. As with all investments, past performance is not a guarantee of future results.

Annual Total Returns
The following chart shows calendar year total returns for Class I shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions. There is no front-end sales charge or contingent deferred sales charge on the Fund's Class I shares.

Annual Return
Institutional Shares
Year Ended December 31st

[Bar chart with following data:]

12/31/98          (2.17)%
12/31/99          ____%

The Fund's year-to-date return as of March 31, 2000 was ____%.

                        Best and Worst Quarterly Returns

Best Quarter               1st Quarter of 1998                    3.10%
Worst Quarter              3rd  Quarter of 1998                   (7.74)%

Average Annual Total Returns
The table below compares the Fund's average annual total return for Class I shares with the Merrill Lynch High Yield Master Index.* The average annual return is calculated as of the close of the Fund's fiscal year, which ends April 30, 2000. Returns are shown for a one-year period and since inception.

High Yield Bond Fund                            1 Year           Since Inception
Institutional Shares                            ____%            ____% (1)
Merril Lynch High Yield Master Index            ____%            ____% (2)

     (1)  Inception of Fund December 29, 1997.
     (2) Performance number reflects returns of the Merrill Lynch High Yield Master Index since December 29, 1997.

* The Merrill Lynch High Yield Master Index is an unmanaged index comprised of over 900 "cash-pay" high-yield bonds representative of the high-yield market as a whole.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses                          ____%

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period                                Institutional Shares
1 Year                                     $____
3 Year                                     $____
5 Year                                     $____
10 Year                                    $____

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE AAL MUNICIPAL BOND FUND

INVESTMENT OBJECTIVES
The AAL Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal bonds where the income is exempt from federal income tax. Of the 80% invested in municipal bonds, we invest at least 75% in bonds rated within the three highest rating categories assigned by at least one NRSRO at the time of purchase.

State and local governments and municipalities issue municipal bonds to raise money for a variety of public purposes, including general financing for state and local governments or financing for specific projects or public facilities. A municipality may issue municipal bonds in anticipation of future revenues from a specific municipal project (revenue bonds), or backed by the full taxing power of a municipality (general obligation bonds), or from the revenues of a specific project on the credit of a private organization (industrial development bonds).

Federal law generally exempts the interest paid on municipal bonds from federal income taxes.

We may invest 25% or more of the Fund's total assets in industrial development bonds. The Fund tries not to invest more than 25% of its total assets in municipal bonds that are so closely related that an economic, business or political development affecting one bond could also affect the others.

We may purchase certain tax-exempt bonds that involve a private purpose. The interest paid on these private activity bonds is subject to the alternative minimum tax ("AMT paper"). We limit our purchases of AMT paper to 25% of the Fund's total assets.

Options and Futures
We may engage in transactions in options, futures contracts and options on futures contracts to hedge against anticipated declines in the market value of the Fund's portfolio securities or to manage the Fund's exposure to changes in interest rates. We will not use these instruments for speculation. Our options and futures strategies may include selling futures, buying puts and writing calls, all of which tend to hedge the Fund's investments against price fluctuations. We may combine options and futures transactions with each other in order to adjust their risk and return characteristics or the Fund's overall strategy. Successful hedging strategies depend on our skill in predicting future movements in securities prices, interest rates and other economic factors. Our use of these strategies may not be successful, and could reduce the Fund's total return. In order to limit the Fund's exposure to these risks, we will not:

     o    commit more than 25% of the Fund's net assets to such instruments;
     o    commit more than 25% of the Fund's net assets to covered options; or
     o commit more than 5% of the Fund's net assets to premiums for put or call options.

[Sidebar:  Tax  Implications  of Options and Futures on The AAL  Municipal  Bond
Fund]

The use of options and futures for The AAL Municipal Bond Fund portfolio may result in taxable income. You should consult your personal tax adviser to determine the consequences of federal, state and local taxes.

When-Issued and Delayed Delivery Securities
We may purchase securities on a when-issued or delayed delivery basis (i.e., obligate the Fund to purchase or sell securities with delivery and payment to occur at a later date in order to secure what we consider to be an advantageous price and yield at the time we enter into the transaction). We will make such commitments on behalf of the Fund only with the intention of actually acquiring the securities, but we may sell the securities before the settlement date if we later determine it is advisable to do so for investment reasons.

PRINCIPAL RISKS

INTEREST RATE RISK: Changes in interest rate levels affect the value of the bonds in the Fund's portfolio and the value of the Fund as a whole. Generally, the value of bonds moves in the opposite direction of interest rates

CREDIT RISK: The creditworthiness of bond issuers will affect the value of their bonds, which may decline during the Fund's holding period and reduce the value of the Fund as a whole.

TAX RISK: Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from its portfolio securities..

PAST PERFORMANCE
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in the Fund's annual total return. As with all investments, past performance is not a guarantee of future results.

Annual Total Returns
The following chart shows calendar year total returns for Class I shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions. There is no front-end sales charge or contingent deferred sales charge on the Fund's Class I shares.

Annual Return
Institutional Shares
Year Ended December 31st

[Bar chart with following data:]

12/31/98          6.24%
12/31/99          ____%

The Fund's year-to-date return as of March 31, 2000 was ____%.

                        Best and Worst Quarterly Returns

Best Quarter                 3rd Quarter of 1998                    3.54%
Worst Quarter                4th Quarter of 1998                    (0.03)%

Average Annual Total Returns
The table below compares the Fund's average annual total return for Class I shares with the Lehman Brothers Municipal Bond Index.* The average annual return is calculated as of the close of the Fund's fiscal year, which ends April 30, 2000. Returns are shown for a one-year period and since inception.

Municipal Bond Fund                               1 Year         Since Inception
Institutional Shares                              ____%          ____% (1)
Lehman Brothers Municipal Bond Index              ____%          ____% (2)

     (1)  Inception of Fund December 29, 1997.
     (2) Performance number reflects returns of the Lehman Brothers Municipal Bond Index(R) since December 29, 1997.

* Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses                          ____%


Expense Example
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period                                 Institutional Shares
1 Year                                      $____
3 Year                                      $____
5 Year                                      $____
10 Year                                     $____

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.


THE AAL BOND FUND

INVESTMENT OBJECTIVE
The AAL Bond Fund seeks a high level of current income, consistent with capital preservation by investing primarily in a diversified portfolio of investment-grade bonds.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, we invest at least 65% of the Fund's total assets in:

(1) bonds of U.S. and foreign issuers payable in U.S. dollars rated within the four highest rating categories by at least two NRSROs at the time of purchase; and

(2) bonds or other securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, primarily those securities supported by the full faith and credit of the U.S. Treasury.

We may invest the remaining 35% of the Fund's total assets in:

(1) privately issued or guaranteed mortgage-related securities (such as home equity asset-backed securities) rated within the four highest categories by at least two NRSROs or unrated mortgage-related securities, if we determine at the time of purchase that these unrated securities have credit quality characteristics comparable to these ratings. Securities rated in the fourth highest category have speculative investment characteristics;

(2) commercial paper rated in the highest rating category by a NRSRO, or commercial paper issued or guaranteed by a corporation who has outstanding debt rated in the two highest categories by a NRSRO at the time of purchase;

(3) bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion; and

(4) corporate obligations, including variable rate master notes, rated in the two highest categories by a NRSRO, or issued by a corporation whose outstanding debt has an equal or better rating at the time of purchase.

Although there are no restrictions on the maturity of the debt securities we may purchase for the Fund, generally we maintain a weighted average effective maturity of between 5 and 10 years. Effective maturity of a debt security takes into account projected prepayments, call dates, put dates and sinking funds, if any, that reduce the stated maturity date of the bond.

We anticipate that during normal market conditions the average portfolio maturity of the Fund will not exceed 20 years. We use the stated final maturity date (rather than effective maturity) of a security to calculate average maturity, notwithstanding earlier call dates and possible prepayments.

PRINCIPAL RISKS

INTEREST RATE RISK: Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole. Generally, the value of a bond moves in the opposite direction of interest rates. Longer term bond prices tend to move more in response to interest changes than shorter term bonds.

CREDIT RISK: The creditworthiness of bond issuers will affect the value of their bonds, which may decline during the Fund's holding periods and affect the value of the Fund as a whole. The risk, generally, is less pronounced for U.S. government and U.S. agency bonds than is the case for municipal and privately issued bonds.

PAST PERFORMANCE
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in the Fund's annual total return. As with all investments, past performance is not a guarantee of future results.

Annual Total Returns
The following chart shows calendar year total returns for Class I shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions. There is no front-end sales charge or contingent deferred sales charge on the Fund's Class I shares.

Annual Return
Institutional Shares
Year Ended December 31st

[Bar chart with following data:]

12/31/98          7.15%
12/31/99          ___%

The Fund's year-to-date return as of March 31, 2000 was ____%.

                        Best and Worst Quarterly Returns

Best Quarter                 3rd Quarter of 1998                    4.13%
Worst Quarter                1st Quarter of 1999                    (0.68)%

Average Annual Total Returns
The table below compares the Fund's average annual total return for Class I shares with the Lehman Brothers Aggregate Bond Index.* The average annual return is calculated as of the close of the Fund's fiscal year, which ends April 30, 2000. Returns are shown for a one-year period and since inception.

Bond Fund                                        1 Year         Since Inception
Institutional Shares                             ____%          ____% (1)
Lehman Brothers Aggregate Bond Index             ____%          ____% (2)

(1)  Inception of Fund December 29, 1997.
(2) Performance number reflects returns of the Lehman Brothers Aggregate Bond Index(R) since December 29, 1997.

     * The Lehman Brothers Aggregate Bond Index is an unmanaged index that encompasses four classes of fixed-income securities in the United States: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

Please note, investment returns and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the price you paid.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses                          ____%


Expense Example
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period                                 Institutional Shares
1 Year                                      $____
3 Year                                      $____
5 Year                                      $____
10 Year                                     $____

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE AAL BOND INDEX FUND

INVESTMENT OBJECTIVE
The AAL Bond Index Fund seeks total returns approximating the total return of the Lehman Brothers Aggregate Bond Index by investing primarily in bonds and other debt securities that comprise the Index.

PRINCIPAL INVESTMENT STRATEGIES
We invest in a representative sample of fixed-income and mortgage-backed securities included in the Lehman Brothers Aggregate Bond Index (Lehman Bond Index), an unmanaged, broad-based bond index. It is not possible for us to invest in and manage all 6,300 issues that comprise the Lehman Bond Index, however, we consider this Fund to be "indexed" (track the performance of the Index). We invest in four classes of investment-grade, fixed-income securities for this Fund:

(1)      U.S. Treasury and U.S. government agency securities;
(2)      corporate debt obligations;
(3)      mortgage-backed securities; and
(4)      asset-backed securities.

We seek to invest 80% or more of the Fund's total assets in securities of the Lehman Bond Index. For inclusion in the Fund, the security must:

(1)      have a maturity of no less than one year;
(2)      have at least $100 million par amount outstanding;
(3)      be rated as investment quality;
(4)      have a fixed rate;
(5)      be dollar-denominated and nonconvertible; and
(6)      be publicly issued.

Fixed-income securities are securities that pay a fixed rate of return until they mature. When they mature, the principal is paid back. Such an investment provides the security of a fixed income stream but does not protect against the eroding effects of inflation. These fixed-income securities make-up the bulk of the Fund.

We may also invest in mortgage-backed securities. These are securities that are "backed" by real property that has a mortgage. This type of investment pays principal and interest on a monthly basis. At the end of the life of a mortgage, the entire principal is repaid and no more interest is due.

For this Fund, we may select securities issued by business or the government. We will invest in the securities of a particular agency only when we determine there is a minimal credit risk. Even though some securities are guaranteed by the U.S. government, it only guarantees timely payment of principal and interest, the U.S. government does not guarantee market value.

We try to keep the Fund fully invested, allowing for some liquidity for purchases and sales. Typically, we will invest no more than 5% of the Fund's assets in money market instruments. Although we try to match the performance of the Lehman Bond Index, we cannot guarantee that the Fund will achieve such results. We do not expect the portfolio turnover rate for the Fund to be more than 50% a year. Lehman Brothers reserves the right to make changes to the Lehman Bond Index at any time, and eligible investments for the Fund will include additional asset classes included in the Lehman Bond Index.

PRINCIPAL RISKS

INTEREST RATE RISK: Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole. Generally, the value of a bond moves in the opposite direction of interest rates. Longer term bond prices tend to move more in response to interest changes than shorter term bonds.

CREDIT RISK: The creditworthiness of bond issuers will affect the value of their bonds, which may decline during the Fund's holding periods and affect the value of the Fund as a whole. The risk, generally, is less pronounced for U.S. government and U.S. agency bonds than is the case for municipal and privately issued bonds.

PAST PERFORMANCE
The Fund commenced operations on December 31, 1999. Because the Fund has been in operation for less than a full calendar year, we have not included any performance information.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses                          ____%


* Operating expenses are expressed as a percentage of average daily net assets based on management's estimate of expenses for the fiscal year ending April 30, 2001, and do not include the Adviser's voluntary reimbursement of expenses. AAL CMC, the Fund's Adviser, has agreed to reimburse expenses so as to limit "Total Fund Operating Expenses," to 0.20% for the fiscal year.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period               Institutional Shares

1 Year                    $52

3 Year                    $162

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE AAL MONEY MARKET FUND

INVESTMENT OBJECTIVE
The AAL Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share by investing in a diversified portfolio of high-quality, short-term money market instruments.

[Sidebar:  Important Information Concerning The AAL Money Market Fund]

This portfolio is a mutual fund, not a savings account. It consists of a pool of investments that are professionally managed. You should not consider an investment in the Fund a deposit or other obligation of any bank, credit union or any affiliated entity. Neither the Federal Deposit Insurance Company (FDIC) nor any other government agency insures or protects your investment. We cannot guarantee that the Fund will achieve its goal of maintaining a constant net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES
We invest in short-term money market instruments for the Fund, such as:

(1) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

(2) certificates of deposit, bankers acceptances and similar obligations of U.S. banks, savings associations, foreign branches of U.S. banks and domestic branches of foreign banks, which have total assets of more than $1 billion at the time of purchase, and who are members of the Federal Deposit Insurance Corporation (FDIC);

(3) commercial paper that at the time of purchase is defined as First Tier or Second Tier by the Act, as long as we do not invest more than 5% of the Fund's total assets in Second Tier commercial paper; and

(4) corporate obligations, including variable rate master notes that at the time of purchase are in one of the two highest categories of a NRSRO, or, if unrated, issued by a corporation with outstanding debt that has an equivalent or better rating at the time of purchase.

We make investments for the Fund consistent with Rule 2a-7 under the Act. As such, we invest in securities maturing in 397 days or less and maintain a dollar-weighted average portfolio maturity of not more than 90 days. By limiting the maturity of the Fund's investments, we seek to lessen the changes in asset values caused by fluctuations in short-term interest rates. Part of the Fund's objective is to maintain a constant net asset value per share of $1.00.

We may purchase participation interests (interests in securities held by others) in securities we are authorized to invest in for the Fund as described above.

PRINCIPAL RISKS

INTEREST RATE RISK: Changes in interest rate levels affect the yield. Increases in short-term interest rates generally cause the Fund's assets to decline in value. The relatively short maturity of the Fund as a whole tends to reduce this volatility, and minimizes the risk that the Fund's per share net asset value will deviate from $1.00.

CREDIT RISK: The price of a security that the Fund holds may decline in response to a deterioration of the creditworthiness of an issuer, or the provider of credit support or a maturity-shortening structure for that security.

FINANCIAL SERVICES EXPOSURE: Changes in government regulations or economic downturns can have a significant negative effect on issuers of money market instruments in the financial services sector. The Fund frequently concentrates its investments in this sector.

PAST PERFORMANCE
The following table and chart reflect the Fund's annual return and long-term performance. The bar chart and table show the risks of investing in the Fund by demonstrating the variability in the Fund's annual total return. As with all investments, past performance is not a guarantee of future results.

Annual Total Returns
The following chart shows calendar year total returns for Class I shares since the Fund started operations. Total returns assume reinvestment of all dividends and distributions. There is no front-end sales charge or contingent deferred sales charge on the Fund's Class I shares.

Annual Return
Institutional Shares
Year Ended December 31st

[Bar chart with following data:]

12/31/98          5.17%
12/31/99          ____%

The Fund's year-to-date return as of March 31, 2000 was ____%.

The 7-day yield for the period ended 4/30/00 for The AAL Money Market Fund was ____%.

                        Best and Worst Quarterly Returns

Best Quarter                  3rd Quarter of 1998                    1.31%
Worst Quarter                 1st Quarter of 1999                    (1.13)%

Average Annual Total Returns
The table below compares the Fund's average annual total return for Class I shares with the Salomon Brothers Short-Term Index.* The average annual return is calculated as of the close of the Fund's fiscal year which ends April 30, 2000. Returns are shown for a one-year period and since inception.

Money Market Fund                            1 Year              Since Inception
Institutional Shares                         ____%               ____% (1)
Salomon Brothers Short-Term Index            ____%               ____% (2)

(1)  Inception of Fund December 29, 1997.

(2) Performance number reflects returns of the Salomon Brothers Short-Term Index since December 29, 1997.

     * The Salomon Brothers Short-Term Index is an unmanaged index composed of 1-month U.S. Treasury Bills.

The Fund attempts to maintain a stable net asset value per share of $1.00.

EXPENSES
Like any investor, you directly pay certain expenses related to your investments. We refer to these direct expenses as shareholder fees. Other expenses, called annual fund operating expenses, are paid from Fund assets, so they reduce your share price. Institutional shares have no shareholder fees. Annual fund operating expenses are outlined below.

Fee Table
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

SHAREHOLDER FEES                                       INSTITUTIONAL SHARES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases       None
(as a  percentage of offering price)

Maximum deferred sales charge (load) imposed on        None
redemptions(as a percentage of net asset value)

ANNUAL FUND OPERATING EXPENSES                         INSTITUTIONAL SHARES
(expenses deducted from Fund assets)

Management fees                                        ____%(1)

Distribution and service (12b-1) fees                  None

Other expenses                                         ____%

--------------------------------------------------------------------------------

Total fund operating expenses                          ____%(2)


(1) AAL CMC, as the adviser to the Fund, voluntarily waives a portion of the maximum management fee for Class I shares. With this waiver, the actual management fee was 0.275 of 1% for Class I shares.
(2) Operating expenses are expressed as a percentage of net assets for the fiscal year ended April 30, 2000, and do not include the adviser's fee waivers. Actual expenses with fee waivers, "Total Fund Operating Expenses," were 0.495 of 1% for Class I shares.

Expense Example
This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the foregoing assumptions your costs would be:

Time Period                                      Institutional Shares
1 Year                                           $____
3 Year                                           $____
5 Year                                           $____
10 Year                                          $____

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE

INVESTMENT ADVISER
AAL Capital Management Corporation (AAL CMC) serves as investment adviser and distributor to the Funds. AAL CMC was organized in 1986 as a Delaware corporation. AAL Holdings Inc., a wholly owned subsidiary of Aid Association for Lutherans (AAL) owns all of AAL CMC's shares. AAL is a non-profit, non-stock, membership organization licensed to do business as a fraternal benefit society in all states. AAL has approximately 1.7 million members and is one of the world's largest fraternal benefit societies in terms of assets and life insurance in force. AAL ranks in the top two percent of all life insurers in the United States in terms of ordinary life insurance (nearly $88 billion in force). Membership is open to Lutherans and their families who serve or are associated with Lutherans or Lutheran organizations, but who are not Lutheran. AAL offers life, health, and disability income insurance and fixed annuities to its members, and all members are part of one of approximately 10,000 local AAL branches throughout the United States. Through AAL CMC, AAL offers The AAL Mutual Funds to persons who are eligible for member ship in AAL. AAL CMC has served as adviser to The AAL Mutual Funds since the commencement of operations. As of June ___, 2000, AAL CMC managed over $____ billion for The AAL Mutual Funds.

[Sidebar: The adviser's principal address is:]

AAL Capital Management Corporation
222 West College Avenue
Appleton, WI 54919-0007

AAL's principal address is:

Aid Association for Lutherans
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Pursuant to an investment advisory agreement with the Funds, AAL CMC manages the investment and reinvestment of the Funds' assets. AAL CMC also provides the Funds with personnel, facilities and administrative services, and supervises the Funds' daily business affairs. Services provided by AAL CMC to the Funds are subject to the supervision of the Funds' Board of Trustees. AAL CMC formulates and implements a continuous investment program for the Funds consistent with each Fund's investment objectives, policies and restrictions.

ADVISER FEES PER FUND
The table below reflects advisory fees paid by each Fund as a percentage of average daily net assets, for the fiscal year ended April 30, 2000.

THE AAL TECHNOLOGY STOCK FUND                          ____% on the average daily net assets(1)
THE AAL AGGRESSIVE GROWTH FUND                         ____% on the average daily net assets(1)
THE AAL SMALL CAP STOCK FUND                           ____% on the average daily net assets
THE AAL MID CAP STOCK FUND                             ____% on the average daily net assets
THE AAL INTERNATIONAL FUND                             0.25% on average daily net assets above the sub-adviser's fee
Sub-Adviser Fees
Oechsle International Advisors LLC                     ____% on the average daily net assets
THE AAL CAPITAL GROWTH FUND                            ____% on the average daily net assets
THE AAL EQUITY INCOME FUND                             ____% on the average daily net assets
THE AAL LARGE COMPANY INDEX FUND                       ____% on the average daily net assets(2)
THE AAL MID CAP INDEX FUND                             ____% on the average daily net assets(2)
THE AAL BALANCED FUND                                  ____% on the average daily net assets
THE AAL HIGH YIELD BOND FUND                           ____% on the average daily net assets
THE AAL MUNICIPAL BOND FUND                            ____% on the average daily net assets
THE AAL BOND FUND                                      ____% on the average daily net assets
THE AAL BOND INDEX FUND                                ____% on the average daily net assets(2)
THE AAL MONEY MARKET FUND                              ____% on the average daily net assets

(1)  Projected advisory fee per Fund.
(2)  Advisory   fees  for  the  Index  Funds  do  not   include  the   Adviser's
     reimbursement of Fund expenses. Actual expenses with reimbursements, "Total Fund Operating Expenses," will be 0.20%.

PORTFOLIO MANAGEMENT

THE AAL TECHNOLOGY STOCK FUND
Brian J. Flanagan, CFA has been the co-portfolio manager of The AAL Technology Stock Fund since it commenced operations on July 1, 2000. Mr. Flanagan is also portfolio manager of The AAL Small Cap Index Fund II, which commenced operations on July 1, 2000. He is also the portfolio manager of the AAL Variable Product Series Fund Small Company Portfolio, a series of an affiliated mutual fund group with an investment objective similar to the Funds. From 1996 to 1998, he served first as analyst and later as portfolio manager for the small cap portfolio of the AAL Savings Plan. From 1994 to 1995, Mr. Flanagan was the analyst for the fixed-income portfolio for the plan.

James A. Grossman has been co-portfolio manager for The AAL Technology Stock Fund since it commenced operations on July 1, 2000. From 1996 through 2000, Mr. Grossman served as a securities analyst, following selected technology investments for The AAL Mutual Funds. Prior to joining AAL CMC, Mr. Grossman served as a securities analyst for Monetta Financial Services.

THE AAL AGGRESSIVE GROWTH FUND

THE AAL SMALL CAP STOCK FUND
Kevin A. Schmitting, CFA, has managed the day-to-day Fund investments since its inception on July 1, 1996. Mr. Schmitting also managed The AAL Mid Cap Stock Fund from November 1, 1995, through March 17, 1997. Prior to November 1, 1995, Mr. Schmitting served as investment director and in other investment capacities for the State of Wisconsin Investment Board from 1984 through 1995.

THE AAL MID CAP STOCK FUND
Michael R. Hochholzer, CFA, has managed the day-to-day Fund investments since March 1997. Prior to managing the Fund, Mr. Hochholzer served as a securities analyst and portfolio manager for Aid Association for Lutherans, the parent company of AAL Capital Management Corporation from 1989.

THE AAL INTERNATIONAL FUND
Oechsle International Advisers, LLC (Oechsle) makes the day-to-day investment decisions for the International Fund portfolio under AAL CMC's direction and control. Oechsle determines which securities to purchase and sell, arranges the purchases and sales and gives other help in formulating and implementing the investment program for the International Fund portfolio.

The portfolio managers for The AAL International Fund are Kathleen Harris and Sean Roche. Ms. Harris has been a portfolio manager at Oechsle since January, 1995. Prior to this, she was portfolio manager and investment director for the State of Wisconsin Investment Board and a fund manager and equity analyst for Northern Trust Company. Mr. Roche has been a general partner and portfolio manager with Oechsle since 1986.

THE AAL CAPITAL GROWTH FUND
Frederick L. Plautz has managed the day-to-day Fund investments since November 1, 1995. Prior to managing the Fund, Mr. Plautz served as vice president and portfolio manager for Federated Investors from 1990 through October 1995.

THE AAL EQUITY INCOME FUND
Lewis A. Bohannon, CFA, has managed the day-to-day Fund investments since November 1, 1995. From 1980 through 1994, Mr. Bohannon was at Cigna Corporation, serving as managing director and portfolio manager from 1990 to 1994.

THE AAL LARGE COMPANY INDEX FUND
David J. Schnarsky, CFA, has been the portfolio manager of The AAL Large Company Index Fund since it commenced operations on December 31, 1999. He also manages The AAL Large Company Index Fund II, which is another series of The AAL Mutual Funds with the same investment objective as the Fund. Mr. Schnarsky is also portfolio manager of the AAL Variable Product Series Fund Large Company Stock Portfolio, a series of an affiliated mutual fund group with an investment objective similar to the Funds. He serves as portfolio manager of the equity portfolio of AAL's general account and the AAL Savings Plan.

THE AAL MID CAP INDEX FUND
Michael R. Hochholzer, CFA, has managed the day-to-day Fund investments for The AAL Mid Cap Index Fund since it commenced operations on December 31, 1999. Mr. Hochholzer also serves as portfolio manager for The AAL Mid Cap Stock Fund and The AAL Mid Cap Index Fund II, two additional series of The AAL Mutual Funds. Mr. Hochholzer previously served as a securities analyst and portfolio manager for AAL from 1989 through 1997.

THE AAL BALANCED FUND
Frederick L. Plautz, portfolio manager of The AAL Capital Growth Fund and Alan
D. Onstad, manager of The AAL Bond Fund, serve as co-managers of the Fund. Mr. Onstad currently manages the AAL Variable Product Money Market Portfolio, the money market portfolio of the AAL Savings Plan, and the utility portfolio of AAL's general account. Mr. Onstad has been employed by AAL since 1973, most recently as Assistant Vice-President of Securities.

THE AAL HIGH YIELD BOND FUND
David G. Carroll, CFA, has managed the day-to-day Fund investments since its inception on January 8, 1997. Prior to managing the Fund, he served as an analyst and trader for Cargill Financial Services from January through September 1996. From 1986 to August 1995 he was a second vice president and portfolio manager for Fortis Advisers, Inc.

THE AAL MUNICIPAL BOND FUND
Duane A. McAllister, CFA, has managed the day-to-day Fund investments since April 1994. Prior to joining AAL Capital Management Corporation on November 1, 1995, he managed the Fund while serving as vice president of Duff & Phelps Investment Management Co. For the five-year period before managing the Fund, Mr. McAllister managed portfolios for Northern Trust Company and First National Bank and Trust in Rockford, Illinois.

THE AAL BOND FUND
Alan D. Onstad has managed the day-to-day Fund investments since July 19, 1999. Mr. Onstad currently manages the AAL Variable Product Money Market Portfolio, the money market portfolio of the AAL Savings Plan, and the utility portfolio of AAL's general account. Mr. Onstad is also co-manager of The AAL Balanced Fund. Mr. Onstad has been employed by AAL since 1973, most recently as Assistant Vice-President of Securities.

THE AAL BOND INDEX FUND
Gregory R. Anderson, CPA, is an assistant portfolio manager of the mortgage and asset-backed security portfolio of AAL's general account. He has served in a number of investment roles with AAL since 1997. From 1991 through 1997, Mr Anderson was employed at Telephone and Data Systems, Inc., serving as a senior treasury analyst from 1994 through 1997.

THE AAL MONEY MARKET FUND
Michael R. Hilt, CFA, has managed the day-to-day Fund investments since November 1, 1995. From April 1994 through August 1995, Mr. Hilt served as portfolio manager and quantitative analyst for Conseco Capital Management, Inc. From August 1992 through April 1994, he served as a portfolio manager and quantitative analyst for PPM America, Inc.

THE AID ASSOCIATION FOR LUTHERANS SAVINGS PLAN
The Aid Association for Lutherans Savings Plan is a 401(k) plan for our employees (plan participants). Through the savings plan, plan participants can allocate part of their income into certain Funds (some of which may not be part of the Funds included in this prospectus). Refer to your plan document for more information on your investment choices and how to invest in the Funds. We may also offer shares of the Funds to other retirement plans.

INDEX INFORMATION
On a monthly basis we compare the performance of each Fund with that of its benchmark index. At that time we may re-balance the Funds' securities portfolios. The AAL Large Company Index, Mid Cap Index and Bond Index Funds are each considered to be an indexed Fund. That means we passively manage them; we maintain the securities held by each Fund so they are the same as the securities in each Fund's benchmark index, or a representative sample of securities of that index. Fund performance may not exactly correspond with the performance of its index due to market timing, shifts in the composition of the index, and Fund expenses.

S&P 500 AND THE S&P MIDCAP 400 INDICES
Standard & Poor's ("S&P") compiles several broad-based indices used as benchmarks for tracking certain types of markets. The most widely known is the S&P 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the Index proportionate to its market value. Most of the largest 500 companies listed on the U.S. stock exchanges are included in the Index. The companies whose stocks are included in the Index tend to be the leading companies in leading industries within the U.S. economy.

The weightings make each company's influence on the Index performance directly proportional to that company's market value. This characteristic has made the S&P 500 Index the investment industry standard for measuring the performance of Funds comprised of large-capitalization stocks.

Another index from Standard & Poor's we use as a benchmark is the S&P MidCap 400 Index. The S&P MidCap 400 Index is a benchmark for tracking performance of medium-capitalization stocks. As of December 6, 1999, the median market capitalization for stocks in the S&P MidCap 400 was $1.56 billion. While this Index is relatively new, the industry recognizes it as a good benchmark for tracking mid-cap stocks. The 400 stocks that make up the Index are listed on the New York Stock Exchange, The American Stock Exchange or the NASDAQ quotation system. In addition, the stocks that make up the Index are liquid, meaning they are easily traded. These characteristics of the S&P MidCap 400 Index make it relatively easy to emulate. The easier it is to track an index, the more likely it is for a Fund to track that index's performance.

Both the S&P 500 Index and the S&P MidCap 400 Index are comprised of U.S. equity stocks. S&P periodically makes additions and deletions of stocks to its respective indices. Selection of a stock for inclusion in either S&P Index in no way implies an opinion by S&P as to its attractiveness as an investment. Standard & Poor's only relationship to the Fund is the licensing of the Standard & Poor's Marks, the S&P 500 Index and the S&P MidCap 400 Index. These indices are determined, composed and calculated by Standard & Poor's without regard to any particular Fund.

"Standard & Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)," "500,"
"Standard & Poor's MidCap 400 Index" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by AAL. The Fund and the certificates are not sponsored, endorsed, or sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See the Statement of Additional Information for additional disclaimers and limitations of liabilities on behalf of S&P.

SHAREHOLDER INFORMATION

PRICING FUNDS' SHARES
The price of a Fund's shares is based on the Fund's net asset value. The Funds determine the net asset value (NAV) per share once daily at the close of trading (normally 3:00 p.m. Central Time) on the New York Stock Exchange (NYSE). The Funds do not determine NAV on holidays observed by the NYSE or AAL. To determine the NAV, the Funds value their securities at current market value using readily available market quotations. The Funds value securities that do not have readily available market quotations at fair value as determined in good faith by or under the direction of The AAL Mutual Funds' Board of Trustees. The Funds may use pricing services as approved by the Board of Trustees to determine the net asset value of their securities.

Some of the Funds hold securities that trade primarily on foreign exchanges. These exchanges may trade on weekends or other days when the Funds do not price their shares. Accordingly, it is possible that the value of a Fund's shares may change at times when those shares may not be purchased or redeemed.

The price at which you purchase or redeem shares of the Funds is the per share NAV as next determined after the Funds have received your payment or your redemption request.


HOW TO PURCHASE (BUY) SHARES

BUYING INSTITUTIONAL SHARES IN THE FUNDS
You purchase Institutional shares in a Fund at net asset value (purchase price). Your initial minimum purchase must be at least $500,000, with a minimum of at least $50,000 in any one Fund account. You can combine all your Class A, Class B and Institutional shares for purposes of meeting the $500,000 minimum purchase requirement.

For Index Funds we may pay Registered Representatives compensation of up to 0.25 of 1% of the amounts you invest. For all other Funds we will pay Registered Representatives compensation of up to .50 of 1% of the amounts you invest.

INTERNET TRANSACTIONS
You are able to perform various AAL Mutual Fund transactions over the internet at WWW.AAL.ORG. You are able to purchase (pre-authorized bank information is required prior to purchase), redeem, and exchange shares within your Fund accounts. To protect your Fund assets, we require a Personal Identification Number ("PIN") prior to authorizing transactions on your Fund accounts. Please call AAL Capital Management Corporation at (800) 553-6319 (The AAL Mutual Funds Service Center ("Service Center")) to request information about obtaining a PIN. You will receive your PIN approximately 5-7 days after your request.

OPENING A NEW ACCOUNT
Please contact the Mutual Funds Service Center, Prestige Account Services at
(800) 227-8602, (the Telecommunications Device for the Deaf (TDD) is (800) 684-3416), for help in opening an institutional account. We will need to determine eligibility for Institutional share purchases in advance.

BUYING OR SELLING SHARES BY WIRE
If your organization's or enterprise's bank is a member of, or has a corresponding relationship with, a member of the Federal Reserve System, your organization can buy or sell Institutional shares of the Funds by wire transfer. When placing your order, the following steps apply:

STEP ONE

Call, The AAL Mutual Funds Service Center, Prestige Account Services at (800) 227-8602 and provide the following information:

       o  your account registration;
       o  the name of the Fund(s) in which you want to invest;
       o  your address;
       o  your Social Security or tax identification number;
       o  the dollar amount;
       o  the name of the wiring bank; and
       o the name and telephone number of the person at your bank who the Funds can contact about your purchase.

We must receive your wire order before the close of the NYSE (normally 3:00 p.m. Central Time) to receive that day's price.

STEP TWO

Instruct your bank to use the following instructions when wiring funds:

WIRE TO:          FIRSTAR BANK MILWAUKEE, N. A.  ABA #075000022
CREDIT:           FIRSTAR TRUST COMPANY ACCOUNT 112-952-137
FURTHER CREDIT:   NAME OF FUND (SHAREHOLDER ACCOUNT NUMBER) (SHAREHOLDER
                  REGISTRATION)

Please call (800) 227-8602 prior to sending the wire in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

STEP THREE

Complete The AAL Mutual Funds Application and mail it immediately to:

THE AAL MUTUAL FUNDS
INSTITUTIONAL SALES
222 W. COLLEGE AVE.
P. O. BOX 8004
APPLETON, WI 54912-8004.

OPENING ACCOUNTS FOR RETIREMENT SAVINGS
AAL members, their enterprises and Lutheran organizations may establish their pension, profit sharing and 401(k) plans with Institutional shares. A third party maintenance fee may apply to some retirement accounts. Please review plan documents for more information.

The Mutual Funds Service Center, Prestige Account Services at (800) 227-8602 will provide you with all the materials, documents and forms you need, and will work with you in establishing your retirement plan.

AUTOMATIC INVESTMENT PLANS
The capital builder plan allows you to transfer money every month from your AAL Money Market Fund Account into another AAL Mutual Fund Account(s). The following rules apply:

(1) You can select the transaction date. If you do not select the date, it will automatically transfer the money from your account on the 15th of the month;
(2) To start, stop, or change the plan, you must notify us in writing at least 24 hours prior to the transaction date; and
(3)  You must have all account owners sign the capital builder plan card.

SHARE CERTIFICATES
We will not issue share certificates for the Funds' Institutional shares.

OTHER INFORMATION
The U.S. Postal Service or private delivery services are not agents of the Funds, the Distributor, or the Transfer Agent. We do not legally receive your purchase application or your request for redemption when you deposit them in the mail, send them with a private delivery service or when you deposit them in our Post Office Box. We must have physical possession of your purchas or redemption to consider your request received. Current law will determine the legal effect of posting for deadline purposes.

We reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

HOW TO REDEEM (SELL) SHARES
Your Lutheran organization or enterprise can sell its shares on any business day we price The AAL Mutual Funds' shares. When you sell your shares you receive the net asset value per share. If we receive your request in good order before the close of the NYSE (normally 3:00 p.m. Central Time), the organization or enterprise will receive that day's price. If we receive your redemption request in good order on a holiday, weekend or day the NYSE or AAL are closed, we will process the transaction on the next business day.

You must have a signature guarantee if you want:

(1)  to sell shares with a value of more than $100,000;
(2)  the proceeds sent to an address other than the one listed for your account;
     or
(3)  the check payable to someone other than the account owners(s).

SYSTEMATIC WITHDRAWAL PLAN
You can have money automatically withdrawn from your AAL Mutual Fund account(s) on a regular basis by using our systematic withdrawal plan. The plan allows you to receive funds or pay a bill at regular intervals. The following rules and/or guidelines apply:

(1) you can select the date(s) on which the money is withdrawn. If you don't select the date(s), we will withdraw the money automatically from your account on the 15th of the month;
(2) to start the plan or change the payee(s), you must notify us in writing at least 13 business days prior to the first withdrawal and you must have all account owner(s) sign the appropriate form;
(3) to stop or change your plan, you must notify us at least 5 business days prior to the next withdrawal; and
(4) because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

THE AAL MONEY MARKET FUND CHECKS
You can write checks on your AAL Money Market Fund account, if you complete a check writing signature card and agreement. You can request checks on your AAL Mutual Funds Application or in writing. We do not charge a fee for supplying your checks. The following guidelines apply:

(1) the checks you write on The AAL Money Market Fund must be for $500 or more (because the Fund is not a bank, some features, such as stop payment, are not available);
(2) our transfer agent may impose reasonable fees for each check that is returned;
(3) we do not return your canceled checks; for a fee, our transfer agent will send a copy of your check to you at your request;
(4) unless you purchased shares by bank wire, you must wait 12 days after you purchase The AAL Money Market Fund shares to write checks against that purchase; and
(5) you need a written request - NOT A CHECK - to close an AAL Money Market Fund account. Your written request will require a signature guarantee to close accounts over $100,000.

EXCHANGE PRIVILEGE
You may exchange Institutional shares in an AAL Mutual Fund for Institutional shares in another AAL Mutual Fund. The $50,000 minimum investment rules apply when you open a new account by exchanging shares. You may have a taxable gain or loss as a result of an exchange. We reserve the right to end this privilege if your enterprise or organization makes more than 12 exchanges in a year. We also reserve the right to change or end this privilege upon 60 days notice, or suspend this privilege without notice when economic or market changes make it difficult to carry out such transactions.

By Mail

Please include the following in your request:

(1)  name(s) of the account owner(s);
(2)  account number(s);
(3)  amount of shares (or dollar amount) you want to exchange;
(4)  the name of the Fund you are exchanging into; and
(5)  signatures of all account owners.

By Telephone

The guidelines for exchanging by telephone are:

(1) you can exchange shares by calling the Mutual Fund Service Center, Prestige Account Services at (800) 227-8602;
(2) when you call, Mutual Fund Service Representatives will ask for a form of personal identification to confirm your identity; and
(3) if we receive your request, in good order, before the close of the NYSE (normally 3:00 p.m. Central Time), you will receive that day's price.


DIVIDENDS

We endeavor to qualify annually as, and elect tax treatment applicable to, a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). Pursuant to the requirements of the Code, we intend to distribute substantially all of the Funds' net investment income and net realized capital gains, if any, less any available capital loss carryover, to its shareholders annually. We do this to avoid paying income tax on the Funds' net investment income and net realized capital gains, and to avoid a federal excise tax on undistributed net investment income and net realized gains. Annually, we intend to comply with all of the requirements to qualify as a regulated investment company for each Fund. We provide you with full information on dividends and capital gains distributions for each Fund on an annual basis.

Below, we provide you with a general description of the distribution policies and some of the tax consequences for the Funds' shareholders. You should always check with your tax adviser to determine whether any dividends and distributions paid to you by a Fund are subject to any taxes, including state and local taxes.

The AAL Technology Stock, Aggressive Growth, Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Bond and Money Market Funds. The dividends from net investment income of each of these Funds, including net short-term capital gains, are taxable as ordinary income to shareholders, whether paid in additional shares or in cash. Any long-term capital gains distributed to shareholders are taxable as capital gains to shareholders, whether they receive them in cash or in additional shares, and regardless of the length of time a shareholder has owned the shares.

We distribute substantially all net investment income and any net realized capital gains, if any, for the Funds as shown in the table below.

The AAL Bond, Municipal Bond, High Yield Bond, Bond, Bond Index and Money Market Funds accrue income dividends daily.

FUND                                 DIVIDENDS (IF ANY)   CAPITAL GAINS (IF ANY)
THE AAL TECHNOLOGY STOCK FUND        Annually             Annually
The AAL AGGRESSIVE GROWTH FUND       Annually             Annually
THE AAL SMALL CAP STOCK FUND         Annually             Annually
THE AAL MID CAP STOCK FUND           Annually             Annually
THE AAL INTERNATIONAL FUND           Annually             Annually
THE AAL CAPITAL GROWTH FUND          Semiannually         Annually
THE AAL EQUITY INCOME FUND           Quarterly            Annually
THE AAL LARGE COMPANY INDEX FUND     Annually             Annually
THE AAL MID CAP INDEX FUND           Annually             Annually
THE AAL BALANCED FUND                Quarterly            Annually
THE AAL HIGH YIELD BOND FUND         Monthly              Annually
THE AAL MUNICIPAL BOND FUND          Monthly              Annually
THE AAL BOND FUND                    Monthly              Annually
THE AAL BOND INDEX FUND              Monthly              Annually
THE AAL MONEY MARKET FUND            Monthly              Annually

The AAL Municipal Bond Fund
Dividends derived from the interest earned on municipal securities constitute "exempt-interest dividends" and are generally not subject to federal income tax. We accrue dividends daily and pay these dividends monthly for The AAL Municipal Bond Fund. We distribute the capital gains for the Fund at least annually. Realized capital gains on municipal securities are subject to federal income tax. Thus, shareholders will be subject to taxation at ordinary rates on the dividends they receive that are derived from net short-term capital gains. Distributions of net long-term capital gains will be taxable as long-term capital gains regardless of the length of time a shareholder holds Fund shares. We may, for temporary defensive purposes, invest in short-term taxable securities for the Fund. Shareholders of this Fund are subject to federal income tax at ordinary rates on any income dividends they receive that are derived from interest on taxable securities.

For shareholders who are receiving Social Security benefits, the federal government requires you to add tax-exempt income, including exempt-interest dividends from this Fund, to your taxable income in determining whether a portion of your Social Security benefits will be subject to federal income tax. The Internal Revenue Code provides that every person required to file a tax return must report, solely for informational purposes, the amount of exempt-interest dividends received from the Funds during the taxable year.

Reinvestment of Fund Distributions
You can reinvest all of your income, dividends and/or capital gains distributions into the Funds at net asset value without any front-end load or contingent deferred sales charges. You also can have your distributions paid in cash. When you receive a distribution you may have to pay taxes whether or not you reinvested the proceeds or had them paid out to you in cash. If you have requested cash distributions and we cannot locate you, we will reinvest your dividends.


TAX CONSIDERATIONS

As with all funds distributing taxable income, you, as a tax-paying investor, will be subject to income taxes on all dividends and distributions. You will be subject to taxes on all dividends and distributions whether you elect to take them in cash or have them reinvested.

Each Fund intends to distribute in December and, if necessary, at such other times as the Fund may determine, its net investment income and any net realized capital gains resulting from investment activity. Any dividend (including a capital gains dividend) declared in October, November or December with a record date in such a month and paid during the following January must be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Cumulative statements showing all activity in the account for the prior year will be mailed annually to all shareholders.

All income and capital gains distributions are reinvested in full and fractional shares of a Fund at net asset value, without sales charges, on a payment date unless a shareholder has requested payment in cash on the shareholder application or by separate written request. If a shareholder elects to receive these distributions in cash, the return at maturity will be substantially less than was anticipated at the time of purchase.

The Funds are required by federal law to withhold 31% of reportable payments (which include dividends, capital gain distributions and redemption proceeds) paid to certain shareholders who have not properly certified that the Social Security or other taxpayer identification number provided by the shareholder is correct and that he or she is not otherwise subject to backup withholding. The Funds' shareholder application includes the required certification.

No attempt is made herein to provide information as to state and local tax consequences of ownership of shares of the Funds. Investors should consult their personal tax adviser to determine the consequences of state and local taxes


DISTRIBUTION ARRANGEMENTS

Investors in Institutional shares purchase at net asset value. They do not pay any sales charges, redemption fees, or 12b-1 distribution or service fees.

SHAREHOLDER MAINTENANCE AGREEMENT
The Board of Trustees authorizes us to contract with AAL CMC for certain shareholder maintenance services. AAL CMC receives an annual fee for providing these services. This fee is based upon, and limited by, the difference between the current account fees charged and the normal full-service fee schedule established by our transfer agent. It also includes reimbursement for out-of-pocket costs including postage and telephone charges. This account differential, including reimbursement for expenses, is currently $____ per account per year.


FINANCIAL HIGHLIGHTS INFORMATION
The AAL Technology Stock Fund and The AAL Aggressive Growth Fund commenced operation on July 1, 2000, and consequently do not have financial highlights information.

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the accounting firm of PricewaterhouseCoopers LLP., whose report, along with the Fund's financial statements are included in the annual report, which is available upon request.


                          THE AAL SMALL CAP STOCK FUND
                                 CLASS I SHARES

                                                                    YEAR ENDED       YEAR ENDED       PERIOD:
                                                                     4/30/00          4/30/99          12/29/97 TO
                                                                                                       4/30/98
PER SHARE DATA [IN $ DOLLARS]
Net Asset Value - Beginning of Period                                                 $13.87           $12.45
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                                          (0.04)           (0.01)
Net Realized and Unrealized Gain (Loss) on Investments                                (2.52)           1.43
Total From Investment Operations                                                      (2.56)           1.42
DISTRIBUTIONS FROM:
Net Investment Income                                                                 -                -
Net Realized Capital Gains                                                            (0.36)           -
Total Distributions                                                                   (0.36)           -
Net Asset Value - End of Period                                                       $10.95           $13.87
Total Return (1)                                                                      (18.41)%         11.41%
SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (in millions)                                             $0.8             $0.4
Ratio of Expenses to Average Net Assets (2)*                                          1.08%            1.19%
Ratio of Investment Income (Loss) to Average Net Assets (2)*                          (0.40)%          (0.39)%
Portfolio Turnover Rate                                                               112.96%          105.60%
*  If the Fund had paid all of its expenses for Institutional shares, the ratios would be as follows:
Ratio of Expenses to Average Net Assets                                               (0.40)%          (0.39)%
Ratio of Net Investment Income (Loss) to Average Net Assets                           112.96%          105.60%

(1) Total return assumes reinvestment of all dividends and distributions. The aggregate, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.

                           THE AAL MID CAP STOCK FUND
                                 CLASS I SHARES

                                                                    YEAR ENDED       YEAR ENDED       PERIOD:
                                                                     4/30/00          4/30/99          12/29/97 TO
                                                                                                       4/30/98
PER SHARE DATA [IN $ DOLLARS]
Net Asset Value - Beginning of Period                                                 $15.96           $14.40
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                                          0.02             -
Net Realized and Unrealized Gain (Loss) on Investments                                (1.25)           1.56
Total From Investment Operations                                                      (1.23)           1.56
DISTRIBUTIONS FROM:
Net Investment Income                                                                 -                -
Net Realized Capital Gains                                                            (0.79)           -
Total Distributions                                                                   (0.79)           -
Net Asset Value - End of Period                                                       $13.94           $15.96
Total Return (1)                                                                      (7.17)%          10.83%
SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (in millions)                                             $6.4             $1.2
Ratio of Expenses to Average Net Assets (2)*                                          0.85%            0.86%
Ratio of Investment Income (Loss) to Average Net Assets (2)*                          0.33%            0.18%
Portfolio Turnover Rate                                                               125.94%          104.73%
*  If the Fund had paid all of its expenses for Institutional shares, the ratios would be as follows:
Ratio of Expenses to Average Net Assets                                               0.85%            0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets                           0.33%            0.18%

(1) Total return assumes reinvestment of all dividends and distributions. The aggregate, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.

                           THE AAL INTERNATIONAL FUND
                                 CLASS I SHARES

                                                                   YEAR ENDED       YEAR ENDED       PERIOD:
                                                                     4/30/00          4/30/99        12/29/97 TO
                                                                                                     4/30/98
PER SHARE DATA [IN $ DOLLARS]
Net Asset Value - Beginning of Period                                                 $11.17         $10.11
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                                          0.15           0.03
Net Realized and Unrealized Gain (Loss) on Investments                                0.65           1.03
Total From Investment Operations                                                      0.80           1.06
DISTRIBUTIONS FROM:
Net Investment Income                                                                 (0.51)         -
Net Realized Capital Gains                                                            (0.09)         -
Total Distributions                                                                   (0.60)         -
Net Asset Value - End of Period                                                       $11.37         $11.17
Total Return (1)                                                                      7.49%          10.48%
SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (in millions)                                             $1.9           0.5
Ratio of Expenses to Average Net Assets (2)*                                          1.09%          1.19%
Ratio of Investment Income (Loss) to Average Net Assets (2)*                          1.10%          2.38%
Portfolio Turnover Rate                                                               100.90%        19.90%
*  If the Fund had paid all of its expenses for Institutional shares, the ratios would be as follows:
Ratio of Expenses to Average Net Assets                                               1.09%          1.19%
Ratio of Net Investment Income (Loss) to Average Net Assets                           1.10%          2.38%

(1) Total return assumes reinvestment of all dividends and distributions. The aggregate, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.

                           THE AAL CAPITAL GROWTH FUND
                                 CLASS I SHARES

                                                                    YEAR ENDED       YEAR ENDED       PERIOD:
                                                                     4/30/00          4/30/99          12/29/97 TO
                                                                                                       4/30/98
PER SHARE DATA [IN $ DOLLARS]
Net Asset Value - Beginning of Period                                                 $26.97           $26.05
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                                          0.21             0.02
Net Realized and Unrealized Gain (Loss) on Investments                                6.67             3.60
Total From Investment Operations                                                      6.88             3.62
DISTRIBUTIONS FROM:
Net Investment Income                                                                 (0.20)           -
Net Realized Capital Gains                                                            (0.46)           -
Total Distributions                                                                   (0.66)           -
Net Asset Value - End of Period                                                       $35.89           $29.67
Total Return (1)                                                                      23.55%           13.90%
SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (in millions)                                             $46.9            $3.0
Ratio of Expenses to Average Net Assets (2)*                                          0.60%            0.58%
Ratio of Investment Income (Loss) to Average Net Assets (2)*                          0.62%            0.52%
Portfolio Turnover Rate                                                               8.74%            17.96%
*  If the Fund had paid all of its expenses for Institutional shares, the ratios would be as follows:
Ratio of Expenses to Average Net Assets                                               0.60%            0.58%
Ratio of Net Investment Income (Loss) to Average Net Assets                           0.62%            0.52%

(1) Total return assumes reinvestment of all dividends and distributions. The aggregate, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.

                           THE AAL EQUITY INCOME FUND
                                 CLASS I SHARES

                                                                   YEAR ENDED       YEAR ENDED       PERIOD:
                                                                     4/30/00          4/30/99        12/29/97 TO
                                                                                                     4/30/98
PER SHARE DATA [IN $ DOLLARS]
Net Asset Value - Beginning of Period                                                 $14.32         $13.14
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                                          $0.21          $0.08
Net Realized and Unrealized Gain (Loss) on Investments                                $1.19          $1.16
Total From Investment Operations                                                      $1.40          $1.24
DISTRIBUTIONS FROM:
Net Investment Income                                                                 (0.23)         (0.06)
Net Realized Capital Gains                                                            (0.79)         -
Total Distributions                                                                   (1.02)         (0.06)
Net Asset Value - End of Period                                                       $14.70         $14.32
Total Return (1)                                                                      10.62%         9.34%
SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (in millions)                                             $13.2          $7.1
Ratio of Expenses to Average Net Assets (2)*                                          0.60%          0.68%
Ratio of Investment Income (Loss) to Average Net Assets (2)*                          1.65%          2.10%
Portfolio Turnover Rate                                                               13.35%         64.00%
*  If the Fund had paid all of its expenses for Institutional shares, the ratios would be as follows:
Ratio of Expenses to Average Net Assets                                               0.60%          0.68%
Ratio of Net Investment Income (Loss) to Average Net Assets                           1.65%          2.10%

(1) Total return assumes reinvestment of all dividends and distributions. The aggregate, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.

                        THE AAL LARGE COMPANY INDEX FUND
                                 CLASS I SHARES
                                                                   PERIOD:
                                                                  12/31/99 TO
                                                                  4/30/00
PER SHARE DATA [IN $ DOLLARS]
Net Asset Value - Beginning of Period
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Realized and Unrealized Gain (Loss) on Investments
Total From Investment Operations
DISTRIBUTIONS FROM:
Net Investment Income
Net Realized Capital Gains
Total Distributions
Net Asset Value - End of Period
Total Return (1)
SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (in millions)
Ratio of Expenses to Average Net Assets (2)*
Ratio of Investment Income (Loss) to Average Net Assets (2)*
Portfolio Turnover Rate
* If the Fund had paid all of its expenses for Institutional shares, the ratios would be as follows:
Ratio of Expenses to Average Net Assets
Ratio of Net Investment Income (Loss) to Average Net Assets

(1) Total return assumes reinvestment of all dividends and distributions. The aggregate, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.

                           THE AAL MID CAP INDEX FUND
                                 CLASS I SHARES
                                                                     PERIOD:
                                                                     12/31/99 TO
                                                                     4/30/00
PER SHARE DATA [IN $ DOLLARS]
Net Asset Value - Beginning of Period
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Realized and Unrealized Gain (Loss) on Investments
Total From Investment Operations
DISTRIBUTIONS FROM:
Net Investment Income
Net Realized Capital Gains
Total Distributions
Net Asset Value - End of Period
Total Return (1)
SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (in millions)
Ratio of Expenses to Average Net Assets (2)*
Ratio of Investment Income (Loss) to Average Net Assets (2)*
Portfolio Turnover Rate
* If the Fund had paid all of its expenses for Institutional shares, the ratios would be as follows:
Ratio of Expenses to Average Net Assets
Ratio of Net Investment Income (Loss) to Average Net Assets

(1) Total return assumes reinvestment of all dividends and distributions. The aggregate, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.

                              THE AAL BALANCED FUND
                                 CLASS I SHARES

                                                                    YEAR ENDED       YEAR ENDED       PERIOD:
                                                                     4/30/00          4/30/99          12/29/97 TO
                                                                                                       4/30/98
PER SHARE DATA [IN $ DOLLARS]
Net Asset Value - Beginning of Period                                                 $10.79           $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                                          0.23             0.04
Net Realized and Unrealized Gain (Loss) on Investments                                1.35             0.78
Total From Investment Operations                                                      1.58             0.82
DISTRIBUTIONS FROM:
Net Investment Income                                                                 (0.23)           (0.03)
Net Realized Capital Gains                                                            (0.01)           -
Total Distributions                                                                   (0.24)           (0.03)
Net Asset Value - End of Period                                                       $12.13           $10.79
Total Return (1)                                                                      14.73%           8.17%
SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (in millions)                                             $2.3             $1.1
Ratio of Expenses to Average Net Assets (2)*                                          0.88%            1.95%
Ratio of Investment Income (Loss) to Average Net Assets (2)*                          2.50%            1.73%
Portfolio Turnover Rate                                                               213.46           11.52
*  If the Fund had paid all of its expenses for Institutional shares, the ratios would be as follows:
Ratio of Expenses to Average Net Assets                                               0.88%            1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets                           2.50%            1.73%

(1) Total return assumes reinvestment of all dividends and distributions. The aggregate, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.

                          THE AAL HIGH YIELD BOND FUND
                                 CLASS I SHARES

                                                                   YEAR ENDED       YEAR ENDED       PERIOD:
                                                                     4/30/00          4/30/99          12/29/97 TO
                                                                                                       4/30/98
PER SHARE DATA [IN $ DOLLARS]
Net Asset Value - Beginning of Period                                                 $10.31           $10.29
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                                          0.93             0.31
Net Realized and Unrealized Gain (Loss) on Investments                                (1.34)           0.02
Total From Investment Operations                                                      (0.41)           0.33
DISTRIBUTIONS FROM:
Net Investment Income                                                                 (0.93)           (0.31)
Net Realized Capital Gains                                                            (0.06)           -
Total Distributions                                                                   (0.99)           (0.31)
Net Asset Value - End of Period                                                       $8.91            $10.31
Total Return (1)                                                                      (3.85)%          3.28%
SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (in millions)                                             $2.2             $0.2
Ratio of Expenses to Average Net Assets (2)*                                          0.76%            0.75%
Ratio of Investment Income (Loss) to Average Net Assets (2)*                          10.34%           9.53%
Portfolio Turnover Rate                                                               54.67%           112.37%
*  If the Fund had paid all of its expenses for Institutional shares, the ratios would be as follows:
Ratio of Expenses to Average Net Assets                                               0.76%            0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets                           10.34%           9.53%

(1) Total return assumes reinvestment of all dividends and distributions. The aggregate, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.

                           THE AAL MUNICIPAL BOND FUND
                                 CLASS I SHARES

                                                                   YEAR ENDED       YEAR ENDED       PERIOD:
                                                                     4/30/00          4/30/99          12/29/97 TO
                                                                                                       4/30/98
PER SHARE DATA [IN $ DOLLARS]
Net Asset Value - Beginning of Period                                                 $11.40           $11.59
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                                          0.55             0.18
Net Realized and Unrealized Gain (Loss) on Investments                                0.25             (0.19)
Total From Investment Operations                                                      0.80             (0.01)
DISTRIBUTIONS FROM:
Net Investment Income                                                                 (0.55)           (0.18)
Net Realized Capital Gains                                                            (0.18)           -
Total Distributions                                                                   (0.73)           (0.18)
Net Asset Value - End of Period                                                       $11.47           $11.40
Total Return (1)                                                                      7.09%            (0.09)%
SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (in millions)                                             $0.6             $0.0
Ratio of Expenses to Average Net Assets (2)*                                          0.51%            0.60%
Ratio of Investment Income (Loss) to Average Net Assets (2)*                          4.78%            4.79%
Portfolio Turnover Rate                                                               94.56%           139.18%
*  If the Fund had paid all of its expenses for Institutional shares, the ratios would be as follows:
Ratio of Expenses to Average Net Assets                                               0.51%            0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets                           4.78%            4.79%

(1) Total return assumes reinvestment of all dividends and distributions. The aggregate, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.

                                THE AAL BOND FUND
                                 CLASS I SHARES

                                                                    YEAR ENDED       YEAR ENDED       PERIOD:
                                                                     4/30/00          4/30/99          12/29/97 TO
                                                                                                       4/30/98
PER SHARE DATA [IN $ DOLLARS]
Net Asset Value - Beginning of Period                                                 $9.99            $10.06
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                                          0.57             0.20
Net Realized and Unrealized Gain (Loss) on Investments                                (0.07)           (0.07)
Total From Investment Operations                                                      0.50             0.13
DISTRIBUTIONS FROM:
Net Investment Income                                                                 (0.57)           (0.20)
Net Realized Capital Gains                                                            -                -
Total Distributions                                                                   (0.57)           (0.20)
Net Asset Value - End of Period                                                       $9.92            $9.99
Total Return (1)                                                                      5.02%            1.24%
SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (in millions)                                             $44.7            $29.3
Ratio of Expenses to Average Net Assets (2)*                                          0.54%            0.56%
Ratio of Investment Income (Loss) to Average Net Assets (2)*                          5.63%            6.29%
Portfolio Turnover Rate                                                               572.56           483.76%
*  If the Fund had paid all of its expenses for Institutional shares, the ratios would be as follows:
Ratio of Expenses to Average Net Assets                                               0.54%            0.56%
Ratio of Net Investment Income (Loss) to Average Net Assets                           5.63%            6.29%

(1) Total return assumes reinvestment of all dividends and distributions. The aggregate, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.

                             THE AAL BOND INDEX FUND
                                 CLASS I SHARES
                                                                     PERIOD:
                                                                     12/31/99 TO
                                                                     4/30/00
PER SHARE DATA [IN $ DOLLARS]
Net Asset Value - Beginning of Period
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)
Net Realized and Unrealized Gain (Loss) on Investments
Total From Investment Operations
DISTRIBUTIONS FROM:
Net Investment Income
Net Realized Capital Gains
Total Distributions
Net Asset Value - End of Period
Total Return (1)
SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (in millions)
Ratio of Expenses to Average Net Assets (2)*
Ratio of Investment Income (Loss) to Average Net Assets (2)*
Portfolio Turnover Rate
* If the Fund had paid all of its expenses for Institutional shares, the ratios would be as follows:
Ratio of Expenses to Average Net Assets
Ratio of Net Investment Income (Loss) to Average Net Assets

(1) Total return assumes reinvestment of all dividends and distributions. The aggregate, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.

                            THE AAL MONEY MARKET FUND
                                 CLASS I SHARES

                                                                   YEAR ENDED       YEAR ENDED       PERIOD:
                                                                     4/30/00          4/30/99        12/29/97 TO
                                                                                                     4/30/98
PER SHARE DATA [IN $ DOLLARS]
Net Asset Value - Beginning of Period                                                 $1.00          $1.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                                          0.05           0.02
Net Realized and Unrealized Gain (Loss) on Investments                                -              -
Total From Investment Operations                                                      0.05           0.02
DISTRIBUTIONS FROM:
Net Investment Income                                                                 (0.05)         (0.02)
Net Realized Capital Gains                                                            -              -
Total Distributions                                                                   (0.05)         (0.02)
Net Asset Value - End of Period                                                       $1.00          $1.00
Total Return (1)                                                                      4.99%          1.67%
SUPPLEMENTAL DATA AND RATIOS
Net Assets at End of Period (in millions)                                             $17.9          $0.2
Ratio of Expenses to Average Net Assets (2)*                                          0.48%          0.67%
Ratio of Investment Income (Loss) to Average Net Assets (2)*                          4.77%          5.11%
Portfolio Turnover Rate                                                               N/A            N/A
*  If the Fund had paid all of its expenses for Institutional shares, the ratios would be as follows:
Ratio of Expenses to Average Net Assets                                               0.72%          1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets                           4.53%          4.36%

(1) Total return assumes reinvestment of all dividends and distributions. The aggregate, not annualized total return is shown for periods less than one year.
(2) For periods less than one year, both the ratio of net operating expenses to average net assets and the ratio of net investment income (loss) to average net assets are calculated on an annualized basis.

ADDITIONAL INFORMATION
You will find additional information in the Statement of Additional Information and the annual and semi-annual reports to shareholders. The Funds' Statement of Additional Information and annual and semi-annual reports are available, without charge, upon request. To request this or other information about the Funds, please call 800-553-6319 (TDD-800-684-3416).

Annual and Semi-Annual Reports
In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year.

Statement of Additional Information
The Funds' Statement of Additional Information provides more detailed information about the Funds.

You also may review and copy information about the Funds (including the Statement of Additional Information) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room call 1-800-SEC-0330. You also may obtain reports and other information about the Funds on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplication fee, by electronic request to e-mail address:
PUBLICINFO@SEC.GOV, or by writing the Public Reference Section of the Securities and Exchange Commission at 405 5th Street, N.W., Washington, D.C. 20549-6009.


Investment Company Act File No. 811-5075




                                     [Logo]
                              THE AAL MUTUAL FUNDS
                              222 West College Ave.
                             Appleton, WI 54919-0007
                            Telephone: (800) 553-6319
                                TDD: 800-684-3416
                       www.aal.org e-mail: aalcmc@aal.org






                              THE AAL MUTUAL FUNDS
                             222 WEST COLLEGE AVENUE
                             APPLETON, WI 54919-0007
                     TELEPHONE (920) 734-7633, 800-553-6319
                                TDD 800-684-3416

                       STATEMENT OF ADDITIONAL INFORMATION
                              INSTITUTIONAL SHARES
                               DATED JULY 1, 2000


Equity and Balanced Funds
-------------------------
The AAL Technology Stock Fund
The AAL Aggressive Growth Fund
The AAL Small Cap Stock Fund:
The AAL Mid Cap Stock Fund:
The AAL International Fund:
The AAL Capital Growth Fund:
The AAL Equity Income Fund:
The AAL Balanced Fund:

Fixed-Income Funds
------------------
The AAL High Yield Bond Fund:
The AAL Municipal Bond Fund:
The AAL Bond Fund:
The AAL Money Market Fund:

Index Funds
-----------
The AAL Large Company Index Fund
The AAL Mid Cap Index Fund
The AAL Bond Index Fund


This Statement of Additional Information is not a prospectus. It provides additional information on the securities offered in the prospectus. You should read this Statement of Additional Information in conjunction with The AAL Mutual Funds prospectus, Class I shares, dated July 1, 2000, and any supplements thereto. You may obtain a prospectus at no charge by writing or telephoning your AAL Capital Management Corporation ("AAL CMC") Registered Representative or The AAL Mutual Funds ("Funds" or "Trust") at the above address and telephone number. The financial statements of each Fund and the independent accountant's report thereof, are incorporated by reference into this Statement of Additional Information from the Fund's Annual Report to Shareholders (see "Financial Statements")

                                TABLE OF CONTENTS
                                                                          PAGE
FUNDS HISTORY
INVESTMENT STRATEGIES AND RISKS
MANAGEMENT OF THE FUNDS
Compensation Table
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
INVESTMENT ADVISORY AND OTHER SERVICES
BROKERAGE ALLOCATION AND OTHER PRACTICES
CAPITAL STOCK AND OTHER SECURITIES
PURCHASE, REDEMPTION, AND PRICING OF SHARES
TAXATION OF THE FUNDS
UNDERWRITERS
CALCULATION OF PERFORMANCE DATA
FINANCIAL STATEMENTS

FUNDS HISTORY

The AAL Mutual Funds (the "Trust" or "Funds") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management investment company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of twenty series (each a "Fund" and collectively, the "Funds"): The AAL Technology Stock, Aggressive Growth, Small Cap, Mid Cap, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond, Money Market, Large Company Index, Large Company Index II, Mid Cap Index, Mid Cap Index II, Small Cap Index II, Bond Index and U.S. Government Zero Coupon Target Funds Series 2001 and 2006 Funds.

On January 8, 1997, the Trust redesignated its existing shares as Class A shares and began offering Class B shares of The AAL Small Cap, Mid Cap, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond, and Money Market Funds. The AAL Balanced Fund commenced operations on December 29, 1997, with both Class A and Class B shares. The Class A shares are subject to a maximum 4.00% sales charge of the offering price and a 0.25% annual 12b-1 and service fee. Class B shares are offered at net asset value and a 1.00% annual 12b-1and service fee. In addition, Class B shares have a contingent deferred sales charge of 5%, declining 1% each year upon redemption during the first five years. The AAL Balanced Fund added Class B shares on its inception date of December 29,1997.

On December 29, 1997, the Trust began issuing a third class of Fund shares (Institutional) of The AAL Small Cap, Mid Cap, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond, and Money Market Funds. The Institutional shares are offered at net asset value and have no annual 12b-1 charges.

Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.

On December 31, 1999 the Trust added three series to its existing Funds. The new series, which offer only Institutional shares, include The AAL Large Company Index Fund, The AAL Mid Cap Index Fund, and The AAL Bond Index Fund.

ORGANIZATION AND DESCRIPTION OF SHARES
The AAL Mutual Funds or Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act"). Each of the Funds is a separate series of a Massachusetts Business Trust organized under a Declaration of Trust dated March 13, 1987. The Declaration of Trust provides that each shareholder shall be deemed to have agreed to be bound by its terms. The Declaration of Trust may be amended by a vote of shareholders or the Board of Trustees. The Trust may issue an unlimited number of shares in one or more series as the Board of Trustees may authorize. Currently, the Board has authorized twenty series. This prospectus describes Institutional class shares for fifteen series of the Trust.

Each Fund's classes of shares represent interests in the assets of the Fund and have identical dividend, liquidation and other rights. The separate share classes have the same terms and conditions, except each Class A and Class B share bears its separate distribution and shareholder servicing expenses. At the Trustees' discretion, each class may pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if each class incurs the expenses in different amounts, or if a class receives services of a different kind or to a different degree than the other class. The Funds allocate all other expenses to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Class A and B shares and Institutional shares have identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders relating solely to the class. In addition, Class A and Class B shares and Institutional shares have separate voting rights on any matter submitted to shareholders where the interests of one class differ from the interests of the other class. Class A and Class B shares have exclusive voting rights on matters involving the 12b-1 Distribution Plan as applied to that class. Matters submitted to shareholder vote must be approved by each Fund separately except:

(1)  when required otherwise by the 1940 Act; or

(2) when the Trustees determine that the matter does not affect all Funds: then, only the shareholders of the affected Funds may vote.

Shares are freely transferable, entitled to dividends declared by the Trustees, and receive the assets of their respective Fund in the event of liquidation. The Trust generally holds annual shareholder meetings only when required by law or at the written request of shareholders owning at least 10% of the Trust's outstanding shares. Shareholders may remove Trustees from office by votes cast in person or by proxy at a shareholders meeting.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder, Trustee and/or officer liability for acts on behalf of the Trust or for Trust obligations that are binding only on the assets and property of the Trust. The Funds include this disclaimer in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is remote because it is limited to circumstances where the Trust itself is unable to meets its obligations.


INVESTMENT STRATEGIES AND RISKS

Each of the Funds is an open-end diversified management investment company. The following information supplements our discussion of the Funds' investment objectives, policies and strategies described in the prospectus. In pursuing the Funds objectives, we invest as described below and employ the investment techniques described in the prospectus and elsewhere in this Statement of Additional Information.

INVESTMENT OBJECTIVES
Except for The AAL Balanced and High Yield Bond Funds, each Fund's investment objective is a fundamental policy. As such, only a vote of a "majority of outstanding voting securities" can change a Fund's investment objective. A majority means the approval of the lesser of: (1) 67% or more of the voting securities at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.

INVESTMENT RESTRICTIONS

In addition to those policies noted in the prospectus, each Fund must follow certain investment restrictions. We operate under the following investment restrictions. For any Fund, we may not:

(1) invest more than 5% of its net assets (or 5% of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets), taken at the value at the time of each investment, in the securities (including repurchase agreements) of any one issuer (for this purpose, the issuer(s) of a debt security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), except that up to 25% of a Fund's net assets (or 25% of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets) may be invested without regard to this limitation and provided that such restrictions shall not apply to obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof;
(2) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but we may make margin deposits in connection with transactions in options, futures and options on futures for a Fund;
(3) make short sales of securities or maintain a short position, or write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, except for the described transactions in options, futures, options on futures and short sales against the box;
(4) make loans to other persons, except that we reserve freedom of action, consistent with a Fund's other investment policies and restrictions and as described in the prospectus and this Statement of Additional Information, to: (a) invest in debt obligations, including those that are either publicly offered or of a type customarily purchased by institutional investors, even though the purchase of such debt obligations may be deemed the making of loans; (b) enter into repurchase agreements; and (c) lend portfolio securities, provided we may not loan securities for a Fund if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);
(5) issue senior securities or borrow, except that we may borrow for a Fund in amounts not in excess of 10% of its net assets, taken at current value, and then only from banks as a temporary measure for extraordinary or emergency purposes (we will not borrow money for the Funds to increase income, but only to meet redemption requests that otherwise might require untimely dispositions of portfolio securities; interest paid on any such borrowing will reduce a Fund's net income);
(6) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by a Fund except as may be necessary in connection with and subject to the limits in restriction (5);
(7) underwrite any issue of securities, except to the extent that we purchase securities directly from an issuer thereof, in accord with a Fund's investment objectives and policies which may be deemed to be underwriting or to the extent that in connection with the disposition of portfolio securities we may be deemed an underwriter for the Fund under federal securities laws;
(8) purchase or sell real estate, or real estate limited partnership interests provided that we may invest in securities for a Fund secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;
(9) purchase or sell commodities or commodity contracts, except that we may purchase or sell futures and options thereon for hedging purposes for a Fund as described in this Statement of Additional Information;
(10) invest 25% or more of a Fund's net assets (or 25% or more of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets), taken at current value at the time of each investment, in securities of non-governmental issuers whose principal business activities are in the same industry;
(11) invest in oil, gas or mineral related programs or leases except as may be included in the definition of public utilities, although we may invest in securities of enterprises engaged in oil, gas or mineral exploration for a Fund;
(12) invest in repurchase agreements maturing in more than seven days or in other securities with legal or contractual restrictions on resale if, as a result thereof, more than 10% of a Fund's net assets (taken at current value at the time of such investment) would be invested in such securities;
(13) except for The AAL Technology Stock, Aggressive Growth and High Yield Bond Fund, invest in any security, if as a result, a Fund would have more than 5% of its net assets invested in securities of companies which, together with any predecessors, have been in continuous operation for less than three years;
(14) purchase securities of other investment companies, if the purchase would cause more than 10% of the value of a Fund's net assets (or 10% of the value of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets), to be invested in investment company securities provided that: (a) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by a Fund or more than 5% of the value of a Fund's net assets (or 5% of the value of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets) would be invested in such company; and (b) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation acquisition or reorganization; or
(15) purchase more than 10% of the outstanding voting securities of an issuer or invest for the purpose of exercising control or management.

Each of the above restrictions (1) through (15), as well as each Fund's investment objective, except for The AAL Balanced and High Yield Bond Funds, is a fundamental policy.

INVESTMENT TECHNIQUES

We may use the following techniques described in the prospectus and Statement of Additional Information in pursuing the Funds' investment objectives.

TEMPORARY DEFENSIVE POSITIONS
Except for the Index Funds, we have a temporary defensive position policy that allows us to invest up to 100% of a Fund's total assets in cash and short-term money market obligations, including tax-exempt money market funds and investment grade fixed-income securities when significant adverse market, economic, political or other circumstances require immediate action to avoid losses. Primarily, we may purchase the following types of securities for temporary defensive purposes:

(1) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

(2) commercial paper rated at the time of purchase in the highest rating category by NRSRO's; and

(3) bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

For temporary defensive purposes we may invest up to 100% of The AAL International Fund's total assets in U.S. securities or in securities primarily traded in one or more foreign countries, or in debt securities to a greater extent than 20%. The AAL Large Company Index, Mid Cap Index and Bond Index Funds do not engage in defensive strategies.

LENDING PORTFOLIO SECURITIES
Subject to the fundamental investment restriction (4) listed under "Investment Restrictions," we may lend a Fund's portfolio securities to broker-dealers and financial institutions, such as banks and trust companies. As the adviser, we will monitor the creditworthiness of any firm with which a Fund engages in securities lending transactions. We would continuously secure the loan by collateral in cash or cash equivalents maintained (on a current basis) in an amount equal to or greater than the market value of the securities loaned. We would continue to receive the equivalent of the interest or dividends paid by the issuer to the Fund on the securities loaned. We would also receive any additional returns, such as a fixed fee or a percentage of the collateral. We would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. Generally, we would not have the right to vote the Fund's loaned securities during the existence of the loan. However, we would call the loan to permit voting if, in our judgment, a material event requiring a shareholder vote would otherwise occur before the repayment date.

In the event of the borrower's default or bankruptcy, we could experience both delays in liquidating the loan collateral or recovering the loaned securities and any losses sustained by the Fund. For example, during the period when we would seek to enforce the Fund's rights to the loaned securities, the collateral's value could decline. We might receive subnormal levels of income or no income from the loaned securities. We also would incur the expense of enforcing the Fund's rights to the loaned securities.

REPURCHASE AGREEMENTS AND BORROWING
Except for the Index Funds, we may earn income on available cash or for temporary defensive purposes, we may invest in repurchase agreements for the Funds. We must hold an amount of cash or government securities at least equal to the market value of the securities held pursuant to the agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, we may experience delays and expenses in liquidating the securities, declines in the securities' value and loss of interest for a Fund. We maintain procedures for evaluating and monitoring the creditworthiness of firms with which we enter into repurchase agreements for the Funds. We may not invest more than 10% of a Fund's net assets in repurchase agreements maturing in more than seven days. Under the 1940 Act, repurchase agreements are considered loans by the Fund. A reverse repurchase agreement would be considered a collateralized borrowing by the Fund.

We may borrow money, but only from banks and only for temporary or emergency purposes. We may not borrow more than 10% of a Fund's net assets and we must repay any amount we borrow for a Fund before we can buy additional securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
We may purchase securities on a when-issued or delayed-delivery basis for a Fund, as described in the prospectus. We only purchase on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, including when-issued securities with long-term issue dates of a year or more. However, we may sell such securities before settlement date if we deem it advisable for investment reasons.

At the time of purchase we identify liquid assets having a value at least as great as the purchase price. We have the custodian hold these securities identified throughout the period of the obligation. Purchasing on a when-issued or delayed basis as we have described may increase the Fund's net asset value fluctuation or volatility.

ILLIQUID AND RESTRICTED SECURITIES
Except for The AAL Money Market Fund, we may hold up to 15% of a Fund's net assets in illiquid securities. We may hold up to 10% of The AAL Money Market Fund's net assets in restricted and other illiquid securities. Illiquid securities are securities we believe cannot be sold within seven days in the normal course of business at approximately the amount at which we have valued or priced the securities for a Fund, including securities we acquired in private placements that have restrictions on their resale ("restricted securities"). We deem time deposits and repurchase agreements maturing in more than seven days illiquid. Because an active market may not exist for illiquid securities, we may experience delays and additional cost when trying to sell illiquid securities. For more information on restricted and other illiquid securities regarding The AAL Money Market Fund, please refer to the Statement of Additional Information, "Privately Issued Securities: The AAL Money Market Fund." The Board of Trustees has established procedures for determining the liquidity of Fund securities and has delegated the day-to-day liquidity determinations to the Adviser.

Subject to the limitations for illiquid investments stated above, we may purchase liquid restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "33 Act"), without regard to the 15% or 10% limitation. Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities not registered under the 33 Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable market values for 144A securities and the ability to liquidate these investments to satisfy redemption orders. However, an insufficient number of qualified institutional buyers interested in purchasing certain Rule 144A securities held by a Fund could adversely affect their marketability, causing us to sell the securities at unfavorable prices.

INVESTMENT GRADE AND MEDIUM GRADE BOND INVESTMENTS
We may purchase investment grade bonds for The AAL International, Equity Income, Balanced, High Yield Bond, Municipal Bond and Bond Funds. A debt or other fixed-income security is considered investment grade if it is rated investment grade by a NRSRO, such as BBB or better by Duff and Phelps Credit Rating Co. ("D&P") and S&P or Baa or better by Moody's. Securities rated in the fourth highest category, such as BBB by D&P or Standard & Poor's ("S&P") or Baa by Moody's, are considered medium grade bonds and have more sensitivity to economic changes and speculative characteristics. If a bond in a Fund has lost its rating or has its rating reduced, the Fund does not have to sell the security, but the Adviser will consider the lost or reduced rating in determining whether that Fund should continue to hold the bond.

RATED SECURITIES
If a NRSRO reduces or eliminates its rating of a Fund security, we do not have to sell the security. However, we consider such fact in determining whether we should continue to hold the security for the Fund. For The AAL Money Market Fund, we sell downgraded commercial paper to the extent required to comply with Rule 2a-7 under the 1940 Act.

At times a NRSRO changes its ratings for debt securities as a result of changes at the rating organization or in its rating system. When this happens, we attempt to use comparable NRSRO ratings in reassessing investments for a Fund in accord with its investment policies.

BOND RATINGS

Moody's Rating Scale Definitions

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present that make long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered medium-grade obligations (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over a long period of time may be small.

Caa: Bonds that are rated Caa have poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.

Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds that are rate C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Rating Scale Definitions

AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated "AA" has very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degrees.

A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated "BBB" has an adequate capacity to pay interest and repay principal. Whereas, it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CC, C , C: Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BBB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions likely will impair capacity or willingness to pay interest and repay principal. The "B" rating is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC: Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC: The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C: The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation in which a bankruptcy petition has been filed, but debt service payments are continued.

CI:  The rating "CI" is reserved for income bonds on which no interest is paid.

D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate the particular type of obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major category.

COMMERCIAL PAPER RATINGS

Moody's Commercial Paper Ratings
Moody's commercial paper ratings are opinions of the ability to repay punctually promissory obligations. Moody's employs the following three category designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

PRIME 1: Highest quality;

PRIME 2: Higher quality; and

PRIME 3: High quality.

S&P Commercial Paper Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

A: Issues assigned the highest rating category, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety.

A-1: The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" that possess extremely strong safety characteristics.

A-2: Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

OTHER RATINGS

Moody's Municipal Note Ratings

MIG 1: This designation category denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation category denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3: This designation category denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's Ratings of the Demand Features On Variable Rate Demand Securities

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P Note Ratings

SP-1: Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2: Notes rated SP-2 have satisfactory capacity to pay principal and interest. Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment: (1) the amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note); (2) and the source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

S&P Ratings of the Demand Features on Variable Rate Demand Securities
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note rating symbols combined with commercial paper symbols (i.e., SP-1+/A-1+).

Convertible Bonds
Except for The AAL Money Market Funds, we may invest in convertible bonds, subject to any restrictions on the quality of bonds in which a Fund may invest. We also may retain any stocks received upon conversion that do not fall within the Fund's investment parameters to: (1) permit orderly disposition; (2) establish a long-term holding basis for Federal income tax purposes; or (3) seek capital growth.

Convertible bonds are often rated below investment grade or not rated because they fall below debt obligations and just above equities in order of preference or priority on the issuer's balance sheet. Convertible bonds rated below investment grade are referred to as junk bonds. Any issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade debt.

Mortgage-Backed Securities
For The AAL Balanced, High Yield Bond and Bond Funds, we may invest in mortgage-backed securities with amortizing payments consisting of both interest and principal and prepayment privileges (the ability to prepay the principal or a portion thereof without penalty). Mortgaged-backed securities represent interest in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Various government, government-related and private organizations combine these mortgages for sale to investors (i.e., the Government National Mortgage Association ("GNMA") guarantees and issues mortgage-backed securities). Mortgage-backed securities generally provide for a "pass through" of monthly payments made by individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of the securities. We reinvest the periodic payments of principal and interest and prepayments, if any, in securities at the prevailing market interest rates. The prevailing rates may be higher or lower than the rate on the original investment. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities tend to accelerate. Accordingly, any prepayments on mortgage-backed securities that we hold for a Fund reduce our ability to maintain positions in high-yielding, mortgage-backed securities and reinvest the principal at comparable yields for the Fund. If we buy any mortgage-backed securities for a Fund at a premium, the Fund receives prepayments, if any, at par or stated value, which lowers the return on the Fund.

High Yield Bond Market
We may invest in high risk, high yield bonds for The AAL International, Equity Income and High Yield Bond Funds. We normally invest at least 65% of The AAL High Yield Bond Fund's total assets in such securities. As stated in the prospectus, investing in high yield bonds involves market risk. The market for high yield bonds has existed for many years and has weathered downturns. In particular during the late 1980s and early 1990s, the high yield market experienced a significant downturn. Many corporations had dramatically increased their use of high yield bonds to fund highly leveraged acquisitions and restructuring. As a result, from 1989 to 1991, the percentage of lower-quality securities that defaulted rose significantly above previous default levels. After this period, default rates decreased.

We may invest in lower-rated asset and mortgage-backed securities for The AAL High Yield Bond Fund. These securities include interests in pools of lower-rated bonds, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities (the separate income or principal components). Changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved may significantly affect the value of these bonds. Some of these securities may have structures that makes their reaction to interest rates and other factors difficult to predict, causing high volatility in their market value. These bonds also carry prepayment risk. During periods of declining interest rates, prepayment of the loans and mortgages underlying these securities tends to accelerate. Investors tend to refinance their mortgages (pay the old mortgage off with a new mortgage at a lower rate) to lower payments. Accordingly, any prepayment on the existing securities we hold for the Fund reduces our ability to maintain positions in high-yielding, mortgage-backed securities and reinvest the principal at comparable yields.

Certain high yield bonds carry particular market risks. Zero coupon, deferred interest and payment-in-kind ("PIK") bonds issued at deep discounts may experience greater volatility in market value. Asset and mortgage-backed securities, including CMOs, in addition to greater volatility, may carry prepayment risks.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities - The AAL Balanced, High Yield Bond and Bond Funds We may invest in mortgage-backed securities, including CMOs and multi-class pass-through securities. CMOs and multi-class pass-through securities are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. Multi-class pass-through securities, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as "derivatives."

A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as "tranche") has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs. Interest only classes ("IOs") entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities ("mortgage assets"). Principal only classes ("POs") entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are "inverse floaters," which have coupon rates that move in the reverse direction to an applicable index, and accrual (or "Z") bonds (described below).

At any one time, we may not invest more than 7.5% of a Fund's net assets in IOs, POs, inverse floaters or accrual bonds individually or more than 15% in all such obligations combined.

Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. We would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, we would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.

Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur substantial losses in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund's portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund's portfolio.

An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate. Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of a bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Structured Securities -- The AAL International and High Yield Bond Funds
We may invest in structured notes and/or preferred stocks for The AAL International and High Yield Bond Funds. The issuer of a structured security links the security's coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, commodities and indices. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes
We may purchase variable rate master demand notes for The AAL Technology Stock, Aggressive Growth, Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Bond and Money Market Funds. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The extent to which we can purchase these securities for the Funds listed is subject to Rule 2a-7 under the 1940 Act. These notes normally do not trade and there is no secondary market for the notes. However, we may demand payment of the principal for a Fund at any time. We limit our purchases of variable rate master demand notes for a Fund to those: (1) rated in one of the two highest rating categories by a NRSRO; or (2) that have been issued by an issuer that has received a rating from the requisite NRSRO in the top two categories with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument. If an issuer of a variable rate master demand note defaulted on its payment obligation, we might not be able to dispose of the note for a Fund due to the absence of a secondary market. We might suffer a loss to the extent of the default for the Fund. We only invest in variable rate master demand notes when we deem them to involve minimal credit risk.

Standard & Poor's Depositary Receipts ("SPDRs")
The Funds may invest in Standard & Poor's Depositary Receipts, commonly referred to as SPDRs, subject to the investment restrictions concerning investment in other mutual funds. A SPDR is a unit investment trust. In accordance with its Declaration of Trust, a SPDR is a pooled investment designed to closely track the price and yield performance of a specific index or group of securities; such as the S&P 500 Index, the S&P MidCap 400 Index, the Nasdaq 100 or the S&P SmallCap 600 Index. Each SPDR trust portfolio holds corresponding shares in all the securities of a particular index. Each SPDR share represents an undivided ownership interest in that SPDR's trust portfolio. SPDR shares trade on a secondary market, the American Stock Exchange (AMEX). The Funds waive the underlying unit investment trust's advisory fees, so there is no duplication of fees.

Portfolio Turnover Rates
We expect The AAL Small Cap Stock, Mid Cap Stock, High Yield Bond, Municipal Bond and Bond Funds to have portfolio turnover greater than 100%, and the other Funds to have a portfolio turnover of less than 100%. A portfolio turnover over 100% is considered a high portfolio turnover rate. We do not calculate a portfolio turnover rate for The AAL Money Market Fund because of the short maturities of its investments. Due to the high volume of buying and selling activity in a portfolio with turnover in excess of 100%, we may pay more commissions for these Funds. We also may realize more taxable gains and losses than in portfolios with less turnover. Increased expenses and tax consequences of these trading practices may lower returns for shareholders. We may trade for a Fund at a portfolio rate significantly exceeding 100% (i.e., 600% or more for The AAL Bond Fund and 300% or more for The AAL Balanced Fund), when we believe the benefits of short-term investments outweigh any increase in transactions costs or capital gains.

For the fiscal year ended April 30, 2000, The AAL Small Cap Stock Fund and The AAL Mid Cap Stock Fund had portfolio turnover rates of ____% and ____%, respectively. The rates reflected our growth investment styles for the Funds. These Funds also purchased stocks in initial public offerings and sold them shortly thereafter. Stock prices in initial public offerings tend to appreciate or decline significantly after the offering and then level off in price. The rates also reflect the volatility of small and mid cap stock prices.

The portfolio turnover rates for The AAL Municipal Bond and Bond Funds were ____% and ____%, respectively. The rate for The AAL Bond Fund reflects our active selection of the individual bonds that we believe provide the best income within the Fund's investment parameters at any one time. The AAL Bond Fund may have a portfolio turnover rate for the next fiscal year in excess of 300%, and as high as 600% or more. Our turnover rate for The AAL Municipal Bond Fund also reflects our active selection of the individual bonds that we believe provide the best income and chance for capital appreciation and, thus, preservation, at any one time. We try to exploit pricing inefficiencies we believe exist in the municipal securities market.

The portfolio turnover rate for The AAL High Yield Bond Fund was ____%. In seeking to achieve its objectives, we buy or sell portfolio securities whenever the portfolio manager believes it appropriate. Generally, the length of time we have owned the security for the Fund does not influence the portfolio manager's decision on when we will trade the security. From time to time, we will buy securities intending to seek short-term trading profits. As a result, The AAL High Yield Bond Fund's portfolio turnover rate may be higher than that of other mutual funds in this category. The turnover rate is not a limiting factor when considering a change in the Funds' portfolio.

Options and Futures
The following sections pertain to options and futures. Except for The AAL Money Market Fund, we may engage in options, futures and options on futures transactions for the Funds. We may engage in options and futures transactions for bona fide hedging. When entering into these transactions, we follow the SEC and the Commodities Futures Trading Commission requirements and set aside liquid assets in a separate account to secure a Fund's potential obligations under such contracts. We cannot sell securities held in a segregated account while the futures or options strategy is outstanding, unless we replace such assets with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or our ability to meet redemption requests or other obligations for a Fund.

We may try to enhance returns or hedge against a decline in the value of a Fund's securities by writing (selling) and purchasing options and futures contracts. For example, during a neutral or declining market, we may gain additional income by writing options and receiving premiums for a Fund. When we write (sell) covered call options for a Fund, we forgo the opportunity to profit from increases in the market value of the underlying securities above the sum of the options' premium and the exercise price. On the other hand, we reduce the amount of any decline in the value of the underlying securities to the extent of the premium we receive from writing the call for a Fund. During a rising market, we may gain incremental income by purchasing call options and futures contracts for a Fund.

We also may use options and futures to hedge against an anticipated price increase in a security we plan to buy for a Fund.

If new types of options and futures contracts become available, we may use them for the Funds. Prior to their use, however, we must obtain a determination from the Funds' Board of Trustees that their use would be consistent with the Fund's investment objectives and policies.

Options on Securities and Indexes
An option contract on a security (or index) gives the holder, in return for a premium, the right to buy from (call) or sell to (put) the option writer of the underlying security (or cash value of underlying the index) at a specified exercise price at any time during the option term.

Upon exercise of a call option, the writer (seller) has the obligation to deliver the underlying security to the holder; provided the holder pays the exercise price. Upon exercise of a put option, the writer has the obligation to pay the holder the exercise price upon delivery of the underlying security.

Upon the exercise of an index option, the writer must pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is a statistical composite that measures changes in the economy or financial market, usually reflecting specified facets of a particular securities market, a specific group of financial instruments, securities or economic indicators.).

Options and futures exist on debt, equity, indexes and other securities or instruments. They may take the form of standardized contracts traded on national securities exchanges, boards of trade or similar entities. They also may trade in the over-the-counter market. Some debt instruments, such as bonds, trade with cash put options, which generally allow the holder to sell the security back to the issuer at a specified price for a specified amount of time.

When we write options, we may only write "covered" calls or puts for a Fund.
A call option for a Fund is covered if we hold the security underlying the call for the Fund. Also a call option for a Fund is covered if we have an absolute and immediate right to acquire the security for the Fund without additional cash consideration upon conversion or exchange of other securities held in the portfolio. If additional cash consideration is required, we hold cash or cash equivalents in such an amount in a segregated account with the Fund's custodian. An index call option is covered if we hold cash or cash equivalents with the Fund's custodian equal to the contract value. A written call option is covered if we hold a call option on the same security or index under two conditions. The first condition is where the exercise price of the call purchased is equal to or less than the exercise price of the call written. The second conditions is where the exercise price of the call purchased is greater than the exercise price of the call written; provided that we maintain the difference with the Fund's custodian in cash or cash equivalents in a segregated account.

A put option on a security or an index is covered if we maintain cash or cash equivalents equal to the exercise price in a segregated account with the Fund's custodian. A put option is covered if we hold a put on the same security or index as the put written under two conditions. The first condition is where the exercise price of the put is equal to or greater than the exercise price of the put written. The second condition is where the exercise price of the put is less than the exercise price of the put written; provided we maintain cash or cash equivalents with the Fund's custodian in a segregated account.

Prior to the expiration or exercise of an option, we may close the option out by entering into an offsetting transaction. We would affect an offsetting transaction for a Fund by purchasing or selling an option of the same series (type, exchange, underlying security or index, exercise price and expiration). Due to market factors, we may not be able to affect a closing purchase or sale at the time we would like to for a Fund.

We realize a capital gain from a closing purchase transaction if the premium for purchasing the closing option is less than the premium received from writing the option. If the premium for purchasing the closing option is more, we realize a capital loss for the Fund. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, we realize a capital gain for the Fund. If the premium is less, we realize a capital loss for the Fund.

If an option we write for a Fund expires unexercised, we realize a capital gain equal to the premium received. If an option we purchased for a Fund expires unexercised, we realize a capital loss equal to the premium we paid for the option.

The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

We record a premium paid for an option purchased by us for a Fund as an asset. We record the premium received for an option written by us for a Fund as a deferred liability. We mark-to-market the value of an option purchased or written on a daily basis at the closing price on the exchange on which it traded. If the option was not traded on an exchange or a closing price was not available, we would value the option at the mean between the last bid and asked prices.

Risks Associated with Options on Securities and Indexes
Options transactions have risks. A decision as to whether, when and how we use options involves the exercise of skill and judgment. For example, significant differences could exist between the market for the underlying security (or index) and the market for the overlying options. These differences, such as differences in the way the underlying securities are trading and the way the options on the securities are trading, could result in an imperfect correlation between the markets. As a result, we might not be able to achieve our objectives in an options transaction for the Fund. Market behavior and unexpected events may hinder otherwise well-conceived options transactions we have entered into for a Fund.

We cannot assure you that a liquid market will exist when we seek to close out an option position for a Fund. If we could not close out an option we had purchased for a Fund, we would have to exercise the option to realize any profit or let the option expire worthless. If we could not close out a covered call option that we had written for a Fund, we could not sell the underlying security unless the option had expired not exercised.

When we write a covered call option for a Fund, we forgo the opportunity to profit from increases in the covering security's market value above the sum of the premium and the call's exercise price.

If the exchange (or Board of Trade) suspends trading in an option we purchased for a Fund, we cannot enter into a closing transaction during the suspension. If the exchange imposes restrictions on the option's exercise, we might not be able to exercise an option we have purchased for a Fund. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to a Fund. Such losses may be mitigated by changes in the value of a Fund's portfolio securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts
In addition to foreign currency futures contracts, which we discuss below, we may enter into interest rate and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement by which two parties agree to take or make delivery of an amount of cash equal to the difference between the closing value of the index on the contract's last trading day and the original price entered into for the contract. Although the index's value may reflect the value of certain underlying securities, the party responsible for delivery delivers cash (not the underlying securities).

A public market exists in futures contracts covering a number of indexes as well as other financial instruments. Such instruments include: U.S. Treasury bonds; U.S. Treasury notes; GNMA certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. Boards of trade and other issuers may develop and trade other futures contracts. As with options, if new types of futures contracts become available, we may use them for the Funds. Prior to their use, however, we must obtain a determination from the Funds' Board of Trustees that their use would be consistent with the Fund's investment objectives and policies.

We may purchase and write call and put futures options for a Fund. Our ability to write call and put futures, however, depends on whether the Commodity Futures Trading Commission grants certain regulatory relief (such as an exemption from being considered a commodities pool operator).

Options on futures possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

As long as regulatory authorities require, we limit our use of futures and options on futures to hedging transactions. We might use futures contracts to hedge against anticipated interest rate changes we believe might adversely affect either the value of a Fund's securities or the price of securities we intend to purchase for a Fund. Our hedging strategy may include sales of futures contracts to offset the effect of expected interest rate increases. It also may include purchases of futures contracts to offset the effect of expected interest rate declines. Although we could use other techniques to reduce a Fund's exposure to interest rate fluctuations, we may be able to hedge a Fund's exposure more effectively and perhaps at a lower cost by using futures and options on futures.

The success of any hedging technique depends on our ability to correctly predict changes in the level and direction of interest rates and other factors. Should our predictions prove incorrect, the Fund's return might be lower than it would have been had we not tried the hedging strategy. However, in the absence of the ability to hedge, we might have to take portfolio actions in anticipation of the same market movements with similar investment results at potentially greater transaction costs.

We only enter into standardized futures or options on futures contracts that trade on U.S. exchanges, boards of trade, or similar entities, or are quoted on an automated quotation system.

When we purchase or sell a futures contract for a Fund, we deposit with the custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The exchange or board of trade on which the futures contract trades sets the margin requirement. The exchange may modify the margin requirement during the term of a futures contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract. The custodian or broker returns the margin to a Fund upon termination of the contract, assuming we have fulfilled all contractual obligations for the Fund. We expect to earn interest income on the initial margin deposit for a Fund. We value a futures contract held for a Fund on a daily basis at the official settlement price of the exchange on which it trades. Each day we pay or receive cash for the Fund, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by us for a Fund, but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, we mark-to-market a Fund's open futures positions.

We are required to deposit and maintain margin on any put and call options on futures contracts that we have written for a Fund. Such margin deposits vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the option's current market and other futures positions we hold for the Fund.

Some futures contracts call for making or taking delivery of the underlying securities. Generally we would close out these obligations prior to delivery by making offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, we realize a capital gain for the Fund. If the offsetting purchase price is more, we realize a capital loss for the Fund. Conversely, if an offsetting sale price is more than the original purchase price, we realize a capital gain for a Fund. If the offsetting sale price is less, we realize a capital loss for a Fund. We must include the transaction costs in calculating a gain or loss on the offsetting transactions.

Risks Associated with Futures
There are several risks associated with using futures contracts and options on futures as hedging techniques. Our purchase or sale of a futures contract may result in losses in excess of the amount we invested in the futures contract for a Fund. We cannot guarantee how price movements in the market for the hedging vehicle and market for the underlying portfolio securities being hedged will correlate. Significant differences exist between the securities and futures markets that could result in an imperfect correlation. These differences could cause a given hedging strategy we have entered into for a Fund to not achieve its objectives. The degree of imperfect correlation depends on circumstances such as the variations in the speculative market demand for the futures and/or futures options contracts used to hedge the underlying portfolio securities. A decision as to whether, when and how we hedge involves the exercise of skill and judgment. Our hedges may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Futures exchanges may limit the amount of price fluctuation in a contract for trading in a single day. An exchange establishes a daily limit on the amount a contract's price may vary either up or down from the previous day's settlement price. Once the futures contract trades above or below the daily limit, the exchange stops trading beyond the limit. The daily limit governs price movements during a particular trading day but does not limit potential losses for the contract holders. The daily limit may prevent us from being able to liquidate an unfavorable position for a Fund. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

We cannot ensure a liquid market will exist at a time when we seek to close out a futures or futures options position for a Fund. If a liquid market did not exist, we would have to continue meeting margin requirements until we could close the position. We also cannot ensure that an active secondary market will develop or continue to exist for the futures and futures options discussed above.

Limitations on Options and Futures
We do not enter into an open futures contract position or purchase an option if the initial margin deposit plus the premiums paid, less the amount by which any such position is "in the money," exceeds 5% of a Fund's net assets. A call option is "in the money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract or writing a put on a futures contract, we must maintain with the Fund's custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, we maintain with the Fund's custodian cash or cash equivalents (including any margin) equal to the amount such option is in the money until the option expires or we have entered into an offsetting transaction closing out the option for the Fund.

We may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes for a Fund, if, in the aggregate, the market value of all such open positions exceeds the current value of the Fund's portfolio. In valuing the portfolio, we have to take into account unrealized gains and losses on the open positions and adjust for the historical relative volatility of the relationship between the portfolio and the positions. To the extent we have written call options on specific securities in a Fund's portfolio, we deduct the value of those securities from the portfolio's current market value.

We avoid being deemed a "commodity pool operator" by complying with the Commodity Futures Trading Commission Rules. As such, we do not invest in a commodity contract for a Fund where the "underlying commodity value" of each long position at any time exceeds the sum of:

(1) the value of the Fund's short-term U.S. debt obligations or other U.S. dollar denominated, high-quality short-term money market instruments and cash that we have set aside for the Fund in an identifiable manner, plus any funds deposited as margin on the contract;
(2)  unrealized appreciation on the contract held by the broker; and
(3)  cash proceeds from existing investments due in not more than 30 days.

"Underlying commodity value" means the size of the contract multiplied by the daily settlement price of the contract.

Taxation of Options and Futures
If we exercise a call option for a Fund, we add the premium paid for the call option to the cost of the security purchased. If we exercise a put option, we deduct the premium paid for the put option from the proceeds of the security sold. For index options and futures, which are settled in cash, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

Our entry into closing purchase transactions for a Fund results in a capital gain or loss. If an option was "in the money" when we wrote it and we held the security covering the option for more than one year before writing it for a Fund, any loss realized in a closing purchase transaction would be long-term for federal tax purposes. The holding period of the securities covering an "in the money" option does not include the time period the option was outstanding.

When we hold a futures contract for a Fund until delivery, we will realize a capital gain or loss on the futures contract. The capital gain or loss is equal to the difference between the price at the time we entered into the futures contract for the Fund and the settlement price on the earlier of the delivery notice date or expiration date. If we deliver securities for a Fund under a futures contract, we realize a capital gain or loss for the Fund on those securities.

For Federal income tax purposes, we generally recognize as income a Fund's yearly net unrealized gains and losses on its options, futures and options on futures positions ("year-end mark to market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark to market or by actual closing of the positions) is considered to be 60% long term and 40% short term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," we may defer the recognition of losses on certain positions (including options, futures and options on futures positions, the related securities and certain successor positions thereto) to a later taxable year for a Fund. Selling futures contracts or writing call options (or call options on futures) or buying put options (or put options on futures) for the purposes of hedging against an anticipated change in the value of a Fund's securities may affect the securities' holding period.

We distribute any recognized net capital gains for a Fund, including any recognized net capital gains (including year-end mark-to-market gains) on options and futures transactions for federal income tax purposes. We combine and distribute a Fund's capital gains on its options and futures transactions and its capital gains on other investments. We also advise shareholders on the nature of these distributions for a Fund.

Federal Tax Treatment of Forward Foreign Exchange Contracts
We may enter into certain forward foreign exchange contracts for a Fund that the Internal Revenue Service will treat as Section 1256 contracts or straddles under the Internal Revenue Code.

We must consider these Section 1256 contracts as having been closed at the end of a Fund's fiscal year and we must recognize any gains or losses on these contracts for tax purposes at that time. The IRS characterizes such gains or losses from the normal closing or settlement of such transactions as ordinary gain or loss. We are required to distribute any net gains on such transactions to the Fund's shareholders even if we have not actually closed the transaction and received cash to pay for the distribution.

We may consider forward foreign exchange contracts that offset a foreign dollar denominated bond or currency position as straddles for tax purposes. Considering these contracts as straddles allows us to defer a loss on any position in a straddle to the extent of unrealized gain in an offsetting position.

For a Fund to continue qualifying for federal income tax treatment as a regulated investment company, it must derive at least 90% of its gross income from qualifying income (i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or currencies). Pending tax regulations could limit the extent that net gains realized from options, futures or foreign forward exchange contracts on currencies are qualifying income for purposes of the 90% requirement.

Foreign Securities
We also may invest assets of the Fund in foreign securities trading domestically through depository receipts or on a U.S. national securities exchange or Nasdaq National Market for The AAL Small Cap Stock, Mid Cap Stock and Capital Growth Funds. We do not intend to invest more than 10% of their net assets in such foreign securities. We may invest up to 20% of The AAL Bond Fund's net assets in debt securities of foreign issuers payable in U.S. dollars. We may invest in foreign securities for The AAL Balanced Fund to the extent The AAL Capital Growth and Bond Funds allow investments in foreign securities for the common stock and fixed-income sectors of the Fund, respectively. Foreign securities may present a greater degree of risk (including risks relating to tax provisions or expropriation of assets) than do securities of domestic issuers.

Foreign Securities - The AAL Technology Stock, Aggressive Growth, International, Equity Income and High Yield Bond Funds We normally invest at least 65% of The AAL International Fund's total assets in foreign securities primarily trading in at least 3 different countries, not including the U.S.

We may invest up to 15% of The AAL Technology Stock, Aggressive Growth and Equity Income Fund's net assets in foreign securities. We also may invest in foreign securities, trading domestically, through depository receipts and securities of foreign issuers traded on a U.S. national securities exchange or Nasdaq National Market without regard to the 15% limitation. For purposes of diversification for a Fund, we consider depository receipts as investments in the underlying stocks.

We may invest up to 15% of The AAL High Yield Bond Fund's net assets in foreign bonds. At this time, we intend to limit our foreign bond purchases for the Fund to those trading in the U.S.

Foreign investing involves risks in addition to the risks inherent in U.S. investing. Foreign countries tend to disseminate less public information about their issuers. Many foreign countries do not subject their companies to uniform accounting, auditing and financial reporting standards. The value of foreign investments may rise or fall because of changes in currency exchange rates. As a result, we may incur costs in converting securities denominated in foreign currencies into U.S. dollars for a Fund. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund's income without providing a tax credit to shareholders. When necessary, we may have more difficulty obtaining and enforcing judgments in foreign countries. We also would incur more expense. Even though we mainly intend to invest in securities trading in stable and developed countries, we still face the possibility of expropriation, confiscatory taxation, nationalization, currency blockage or political or social instability that could affect investments in such countries.

American Depository Receipts
We may invest in American Depository Receipts ("ADRs") for The AAL Technology Stock, Aggressive Growth, International and Equity Income Funds without limit. ADR facilities may be either "sponsored" or "un-sponsored." While sponsored and un-sponsored ADR facilities are similar, distinctions exist between the rights and duties of ADR holders and market practices. Sponsored facilities have the backing or participation of the underlying foreign issuers. Un-sponsored facilities do not have the participation by or consent of the issuer of the deposited shares. Un-sponsored facilities usually request a letter of non-objection from the issuer.

Holders of un-sponsored ADRs generally bear all the costs of such facility. The costs of the facility can include deposit and withdrawal fees, currency conversion and other service fees. The depository of an un-sponsored facility may not have a duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of un-sponsored ADRs do not have an obligation to disclose material information about the foreign issuers in the U.S. As a result, the value of the un-sponsored ADR may not correlate with the value of the underlying security trading abroad or any material information about the security or the issuer disseminated abroad.

Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. The sponsored agreement also allocates fees among the parties. Most sponsored agreements provide that the depository will distribute shareholder notices, voting instructions and other communications. The AAL International and Equity Income Funds may invest in sponsored and un-sponsored ADRs.

Other Foreign Investments
For The AAL International Fund, we also may hold foreign securities in the form of American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"), or other securities convertible into foreign securities. These receipts may not be denominated in the same currency as the underlying securities. Generally, American banks or trust companies issue ADRs and ADSs, which evidence ownership of underlying foreign securities. GDRs represent global offerings where an issuer issues two securities simultaneously in two markets, usually publicly in a non-U.S. market and privately in the U.S. market. EDRs (sometimes called Continental Depository Receipts ("CDRs")) are similar to ADRs, but usually issued in Europe. Typically issued by foreign banks or trust companies, EDRs and CDRs evidence ownership of foreign securities. Generally, ADRs and ADSs in registered form trade in the U.S. securities markets, GDRs in the U.S. and European markets, and EDRs and CDRs (in bearer form) in European markets. For diversification purposes, we consider investments in ADRs, ADSs, GDRs, EDRs and CDRs as investments in the underlying stocks for the Fund.

FOREIGN CURRENCY TRANSACTIONS

Foreign Currency Spot Transactions and Forward Contracts
To manage the currency risk accompanying investments in foreign securities and to facilitate the purchase and sale of foreign securities, we may engage in foreign currency transactions on a spot (cash) basis for the Funds. We invest at the spot rate prevailing in the foreign currency exchange market. We also may enter into contracts to purchase or sell foreign currencies at a future date ("forward foreign currency contracts" or "forward contracts").

A forward contract involves an obligation to purchase or sell a specific foreign currency at a future date at a set price. Forward contracts principally trade in the inter-bank market and are conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

Whenever we intend to purchase or sell a security denominated in a foreign currency for a Fund, we may want to "lock in" the U.S. dollar price of the security. We can protect a Fund by entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction. With a forward contract, we can protect the Fund against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency between the date the security is purchased or sold and the date on which the payment is made or received.

We may use forward contracts for a Fund when we believe that a particular foreign currency may suffer a substantial decline against the U.S. dollar. In this situation, we would enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. We, however, cannot precisely match the forward contract amounts and the value of the securities involved. The securities' values change as a consequence of market movements between the date we entered into the forward contract for the underlying currency and the date it matures.

Due to the fact that movement in the short-term currency market is extremely difficult to predict, successful execution of a short-term hedging strategy is highly uncertain. Therefore, we do not enter into forward contracts or maintain a net exposure to such contracts where completion would obligate us to deliver foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, we consider the long-term prospects for a particular currency. We incorporate the prospects into our overall long-term diversification strategies. However, we believe that it is important to have the flexibility to enter into such forward contracts when we determine that it is in the Fund's best interest.

At the maturity of a forward contract for a Fund, we may either: (1) sell the portfolio securities and make delivery of the foreign currency; or (2) retain the securities and terminate our contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating us to purchase, on the same maturity date, the same amount of foreign currency.

If we retain the portfolio securities and engage in an offsetting transaction for the Fund, we will incur a gain or a loss to the extent that there has been movement in forward contract prices. If we enter into an offsetting transaction, we may subsequently enter into a forward contract to sell the foreign currency. Should forward prices decline during the period when we entered into a forward contract to sell a foreign currency and the date we entered into an offsetting contract to buy a foreign currency, we will realize a gain to the extent the price of the currency we agreed to sell exceeds the price of the currency we agreed to buy. Should forward prices increase, we will suffer a loss to the extent that the price of the currency we agreed to buy exceeds the price of the currency we agreed to sell for a Fund. We may not be able to hedge against a currency devaluation at a price above the level where the market itself has anticipated the currency's devaluation.

A foreign currency hedge transactions does not protect against or eliminate fluctuations in the prices of particular portfolio securities. For example, a foreign currency hedge transaction does not prevent a security's price decline due to an issuer's deteriorating credit situation. We also cannot forecast with precision the market value of securities at the expiration of a forward contract. Accordingly, we may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if: (1) the market value of the Fund's securities are less than the amount of the foreign currency we are obligated to deliver for the Fund; and (2) we made a decision to sell the foreign securities and make delivery of the foreign currency upon expiration of the contract for the Fund. Conversely, we may have to sell some of a Fund's foreign currency received upon the sale of a portfolio security if the market value of the Fund's securities exceed the amount of foreign currency we are obligated to deliver for the Fund. We limit our dealings in forward foreign currency exchange contracts for a Fund to the transactions described above.

Although we value the Funds' assets daily in terms of U.S. dollars, we do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. From time to time, however, we will convert a Fund's foreign currency holdings into U.S. dollars. There are costs associated with converting foreign currencies into U.S. dollars and you should be aware of these costs. Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to us for a Fund at one rate, while offering a lesser rate of exchange should we desire to resell that currency to the dealer for the Fund.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES
We may purchase and sell currency futures and purchase and write currency options to increase or decrease a Fund's exposure to different foreign currencies. We also may purchase and write currency options in conjunction with the currency futures or forward contracts of the Fund's other series. The uses and risks of currency options and futures are similar to options and futures on securities or indices, as discussed above.

Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars.

The underlying instrument of a currency option generally is either a foreign currency or a currency futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency. The purchaser of a currency put option obtains the right to sell the underlying currency.

Currency futures and options values correlate with exchange rates. However, the futures and options values do not reflect other factors affecting a Fund's investment value. A currency hedge, for example, should protect a Japanese Yen-denominated security from a decline in the Yen. The currency hedge, however, will not protect the particular Fund's Yen denominated investments against a price decline in the Yen denominated security resulting from deterioration in the issuers' creditworthiness. Because the value of a Fund's foreign-denominated investments change in response to many factors other than exchange rates, we have difficulty matching the exact value of any hedge in currency options and futures to the value of our foreign investments for a Fund over time.

FOREIGN INVESTING EXPENSES
Investing in foreign securities costs more than investing in U.S. securities due generally to higher transaction costs, such as the commissions paid per share. As a result, Funds that invest in foreign securities tend to have higher expenses, particularly funds that invest primarily in foreign securities (i.e., The AAL International Fund). In addition to higher commissions, they generally have higher advisory and custodial fees. However, you may find investing in a fund that purchases foreign securities a more efficient way to invest in foreign securities than investing in individual foreign securities. Higher expenses attributable to a Fund that invests in foreign securities does not mean that the Fund has higher expenses than other funds with similar investment policies and percentages of assets invested in foreign securities.

PRIVATELY ISSUED SECURITIES:  THE AAL MONEY MARKET FUND
We may invest in securities issued by major corporations without registration under the Securities Act of 1933 for The AAL Money Market Fund in reliance on certain exemptions, including the "private placement" exemption afforded by
Section 4(2) of that Act. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be made in an exempt transaction. This paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in it, thus providing liquidity. In our opinion (as the Adviser), Section 4(2) paper is no less liquid or salable than commercial paper issued without legal restrictions on disposition. The secondary market for Section 4(2) paper could become illiquid if institutional participants lost interest in these investments. However, should we deem that section 4(2) paper issue is illiquid, we would purchase such security for a Fund only in accordance with our limitations on illiquid securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
Due to the administration and distribution expenses of managing a mutual fund, our investments in other investment companies (mutual funds, which are limited by fundamental investment restriction 14 above) may cause us to increase payments of such expenses for a Fund.

RISKS

Each of the previously described investment techniques contains an element of risk. You should also be aware of the following risks associated with an investment in the Funds.

INTEREST RATE RISK
For The AAL Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds and, to some extent, The AAL Equity Income Fund, you can expect that interest rate changes will significantly impact upon the value of your Fund investments. Interest rates are influenced by supply and demand as well as economic monetary policies. In general, a decline in prevailing interest rate levels generally will increase the value of the securities, particularly the bonds, held in a Fund's portfolio and vice versa. As a result, interest rate fluctuations will affect a Fund's net asset values but not the income received from its existing portfolio. However, changes in the prevailing interest rate level will affect the yield on subsequently purchased securities. Because yields on the securities available for purchase by the Funds will vary over time, we cannot assure a specific yield on a Fund's shares.

Longer-term bonds are more sensitive to interest rate changes than shorter-term bonds, reflecting the greater risk of holding these bonds for a longer period of time. Longer-term bond prices increase more dramatically when interest rates fall and decrease more dramatically when interest rates rise. Prices of short-term debt, such as money market instruments, are less price sensitive to interest rate changes because of their short duration. Securities that pay high dividends, like bonds, are more sensitive to interest rate levels than other equity securities that pay low dividends.

INVESTING IN A BOND VERSUS INVESTING IN A MUTUAL FUND
Investing in a mutual fund that owns bonds is not the same as buying an individual bond. Both bonds and funds owning bonds offer regular income. While individual bonds can offer a fixed amount of regular income until maturity, a mutual fund portfolio may include a constantly changing pool of bonds with differing interest rates, maturities and prices. Both share prices and dividends may fluctuate in a mutual fund owning bonds.


MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES  AND EXECUTIVE OFFICERS
The Trustees and Executive Officers of the Funds and their principal occupations during the past five years are described below. Unless otherwise specified, the business address of all Trustees and Officers is 222 West College Avenue, Appleton, WI 54919-0007:

Name, Address and Age                 Position with the Funds        Principal Occupation

F. Gregory Campbell                   Trustee                        President, Carthage College
d/o/b  2/16/39
2001 Alford Park Drive
Kenosha, WI 53140

Woodrow E. Eno                        Trustee*                       Senior Vice-President
d/o/b  4/5/46                         Vice-President*                Secretary and General Counsel
                                                                     Aid Association for Lutherans

Richard L. Gady                       Trustee                        Vice-President of Public Affairs
d/o/b  2/28/43                                                       and Chief Economist, ConAgra,
One ConAgra Drive                                                    Inc. (agribusiness)
Omaha, NE 68102-5001

John O. Gilbert                       Trustee*                       President and Chief Executive Officer,
d/o/b  8/30/42                                                       Aid Association for Lutherans

John H. Pender                        Trustee                        Retired; formerly Senior Vice-President
d/o/b  5/25/30                                                       And Chief Investment Officer,
1056 S. Manzanita Ave.                                               Aid Association for Lutherans
Palm Springs, CA 92264

Edward W. Smeds                       Trustee                        Retired; President, Customer Service
d/o/b  2/15/36                                                       and Operations, Kraft Foods
10 Regent Wood Road                                                  (food and agriculture)
Northfield, IL 60093

Lawrence M. Woods                     Trustee                        Retired; formerly Executive
d/o/b  4/14/32                                                       Vice-President and Director Mobil Oil
524 Sunset Drive                                                     Corporation (oil producer)
Worland, WY 82401

Robert G. Same                        President                      Vice-President, Chief Compliance
d/o/b  7/28/45                                                       Officer and Deputy General Counsel,
                                                                     Aid Association for Lutherans;
                                                                     President, AAL Capital Management
                                                                     Corporation

James H. Abitz                        Vice-President                 Vice-President, Investments, Aid
d/o/b  5/27/45                                                       Association for Lutherans

Charles D. Gariboldi                  Treasurer                      Second Vice-President, Fund
d/o/b  12/31/59                                                      Accounting, Aid Association for
                                                                     Lutherans

Joseph R. Mauel                       Assistant Treasurer            Director, Fund Accounting,
d/o/b  11/26/59                                                      Aid Association for Lutherans

Todd J. Kelly                         Assistant Treasurer            Manager, Mutual Fund Accounting, Aid
d/o/b  8/15/69                                                       Association for Lutherans

Frederick D. Kelsven                  Secretary                      Assistant General Counsel, Aid
d/o/b  2/9/47                                                        Association for Lutherans;
                                                                     Vice-President and Chief Compliance
                                                                     Officer, Aetna Retirement Services
                                                                     (financial services); Director of
                                                                     Compliance, Nationwide Financial
                                                                     Services (financial services)

Steven Fredricks                      Assistant Secretary            Assistant General Counsel, Securities
d/o/b  7/25/70                                                       and Investment Law, Aid Association
                                                                     for Lutherans; Attorney, Azaria
                                                                     Financial Services, LLP (financial
                                                                     services)


* Denotes Directors who are "interested persons" of the Funds, as defined in the Investment Company Act of 1940.

COMPENSATION TABLE

The Funds do not make payments to any of the officers for services to the Trust. The Funds, however, pay the independent Trustees (those who are not officers or employees of AAL CMC or Aid Association for Lutherans) an annual fee of $_______. The Funds assess these fees pro rata to each series of the AAL Mutual Funds. The Funds reimburse the Trustees for any expenses they may incur by reason of attending such meetings or in connection with services they may perform for The AAL Mutual Funds. For the fiscal year ended April 30, 2000, the Funds paid an aggregate of $_________ in Trustees' fees and expenses. Fees paid to the Trustees for the fiscal year ended April 30, 2000 are set forth below.

Name, Postion                         Aggregate Compensation from Funds       Total Compensation from Funds and Fund
                                                                              Complex Paid to Trustees (1)
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
F. Gregory Campbell                   $________                               $________
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Woodrow E. Eno                        $0                                      $0
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Richard L. Gady                       $________                               $________
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
John O. Gilbert                       $0                                      $0
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
John H. Pender                        $________                               $________
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Edward W. Smeds                       $________                               $________
------------------------------------- --------------------------------------- ----------------------------------------
------------------------------------- --------------------------------------- ----------------------------------------
Lawrence M. Woods                     $________                               $________
------------------------------------- --------------------------------------- ----------------------------------------

(1)  The Fund complex includes the AAL Variable Product Series Fund, Inc..


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

THE AAL SAVINGS PLAN
As of ____________, 2000, AAL, on behalf of the Aid Association for Lutherans Savings Plan, held in excess of 5% of the following Funds' Class I shares. The ownership percentage for each Fund is set forth below.

                                                     Ownership
                                                     Percentage

The AAL Capital Growth Fund                          _____%
The AAL Equity Income Fund                           _____%
The AAL Mid Cap Stock Fund                           _____%
The AAL Bond Fund                                    _____%

AAL CAPITAL MANAGEMENT CORPORATION
As of ____________, 2000, the Trust's officers and Trustees owned less than 1% of the shares of any Fund. AAL CMC, as the adviser and distributor of the Funds, held in excess of 5% of the following Funds' Class I shares. The ownership percentage for each Fund is set forth below.

                                                     Ownership
                                                     Percentage

The AAL Balanced Fund                                _____%
The AAL Money Market Fund                            _____%
The AAL Small Cap Stock Fund                         _____%
The AAL Large Company Index Fund                     _____%
The AAL Mid Cap Index Fund                           _____%
The AAL Bond Index Fund                              _____%

THE AAL TRUST COMPANY, FSB
As of ____________, 2000, the AAL Trust Company owned, of record for the benefit of its customers, in excess of 5% of the following Funds' Class I shares. The ownership percentage for each Fund is set forth below.

                                                     Ownership
                                                     Percentage

The AAL Balanced Fund                                _____%
The AAL Municipal Bond Fund                          _____%
The AAL High Yield Bond Fund                         _____%
The AAL Money Market Fund                            _____%
The AAL Equity Income Fund                           _____%
The AAL Bond Fund                                    _____%

OUTSIDE SHAREHOLDERS
As of ____________, 2000, the following account holders held in excess of 5% of the following Funds' Class I shares. The ownership percentage for each Fund is set forth below.

                                                     Ownership
                                                     Percentage

         LCMS Foundation

The AAL Capital Growth Fund                          _____%
The AAL Bond Fund                                    _____%
The AAL Equity Income Fund                           _____%


INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
Please refer to our description of the adviser, advisory agreement and fees under "Management, Organization, and Capital Structure" in the prospectus. We have incorporated the prospectus herein by reference.

AFFILIATED PERSONS
There are currently no affiliated persons of the Fund or AAL CMC, the Funds' adviser.

                              ADVISER FEES PER FUND

THE AAL TECHNOLOGY STOCK FUND                          ___% on the average daily net assets
THE AAL AGGRESSIVE GROWTH FUND                         ___% on average daily net assets above the sub-adviser's fee
      Sub-Adviser Fees                                       ___% on the average daily net assets
THE AAL SMALL CAP STOCK FUND                           0.70% on the first $200 million
                                                       0.65% on the average daily net assets over $200 million
THE AAL MID CAP STOCK FUND                             0.70% on the first $200 million
                                                       0.65% on the average daily net assets over $200 million
THE  AAL INTERNATIONAL FUND                            0.25% on average daily net assets above the sub-adviser's fee
     Sub-Adviser Fees                                       0.40% on the first $50 million
     Oechsle International Advisers                         0.35% on the average daily net assets over $50 million
THE AAL CAPITAL GROWTH FUND                            0.65% on the first $500 million
                                                       0.575% on the next $500 million
                                                       0.50% on the average daily net assets over $1 billion
THE AAL EQUITY INCOME FUND                             0.45% on the average daily net assets
THE AAL LARGE COMPANY INDEX FUND                       0.25% on the first $50 million
                                                       0.175% on the average daily net assets over $50 million
THE AAL MID CAP INDEX FUND                             0.25% on the first $50 million
                                                       0.20% on the average daily net assets over $50 million
THE AAL BALANCED FUND                                  0.55% on the average daily net assets
THE AAL HIGH YIELD BOND FUND                           0.55% on the average daily net assets
THE AAL MUNICIPAL BOND FUND                            0.45% on the average daily net assets
THE AAL BOND FUND                                      0.45% on the average daily net assets
THE AAL BOND INDEX FUND                                0.25% on the first $50 million
                                                       0.175% on the average daily net assets over $50 million
THE AAL MONEY MARKET FUND                              0.50% on the first $500 million
                                                       0.45% on the average daily net assets over $500 million

ADVISORY FEES
The adviser, AAL CMC, furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the adviser's duties under the advisory agreement. The adviser also pays all compensation of Trustees, officers and employees of the Trust who are the adviser's affiliated persons. All costs and expenses not expressly assumed by the adviser under the advisory agreement are paid by the Funds, including, but not limited to: (a) interest and taxes; (b) brokerage commissions; (c) insurance premiums; (d) compensation and expenses of the Funds' Trustees other than those affiliated with the adviser; (e) legal and audit expenses; (f) fees and expenses of the Trust's custodian and transfer agent; (g) expenses incident to the issuance of the Trust's shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (h) fees and expenses incident to the registration, under federal or state securities laws, of the Trust or its shares; (i) expenses of preparing, printing and mailing reports and notices and proxy material to the Trust's shareholders; (j) all other expenses incidental to holding meetings of the Trust's shareholders; (k) dues or assessments of or contributions to the Investment Company Institute or its successor, or other industry organizations; and (l) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations that the Trust may have to indemnify its officers and Trustees with respect thereto.

The adviser may waive its advisory fees for, assume or reimburse the expenses of, any Fund at any time. As of September 1, 1997, the adviser is waiving .225 of 1% of its .50 of 1% maximum advisory fee for The AAL Money Market Fund. Effectively, the adviser is charging only a 0.275 of 1% advisory fee for the Fund. The adviser may discontinue any fee waivers or expense reimbursements at any time. The following table shows the advisory fees, with respect to The AAL Money Market Fund (net of reimbursements to the adviser), for the past three fiscal years ended April 30, 2000, paid by each of the Funds respectively.

FUND                                             APRIL 30, 2000          APRIL 30, 1999         APRIL 30, 1998

THE AAL TECHNOLOGY STOCK FUND                    N/A                     N/A                    N/A
THE AAL AGGRESSIVE GROWTH FUND                   N/A                     N/A                    N/A
THE AAL SMALL CAP STOCK FUND                     $_________              $913,406               $690,590
THE AAL MID CAP STOCK FUND                       $_________              $4,027,980             $4,070,582
THE AAL INTERNATIONAL FUND                       $_________              $1,050,033             $1,280,101
THE AAL CAPITAL GROWTH FUND                      $_________              $16,628,122            $12,742,588
THE AAL EQUITY INCOME FUND                       $_________              $1,091,335             $809,233
THE AAL LARGE COMPANY INDEX FUND                 N/A                     N/A                    N/A
THE AAL MID CAP INDEX FUND                      N/A                     N/A                    N/A
THE AAL BALANCED FUND                            $_________              $478,088               $27,618
THE AAL HIGH YIELD BOND FUND                     $_________              $736,426               $522,217
THE AAL MUNICIPAL BOND FUND                      $_________              $2,272,553             $2,163,729
THE AAL BOND FUND                                $_________              $1,858,562             $1,921,733
THE AAL BOND INDEX FUND                          N/A                     N/A                    N/A
THE AAL MONEY MARKET FUND                        $_________              $1,360,362             $1,088,957

The sub-advisory fee for The AAL International Fund is payable from the 0.65% annual advisory fee paid to the adviser. The advisory agreement and sub-advisory agreement for The AAL International Fund provide that subject to Section 36 of the Act, neither the adviser nor sub-adviser shall be liable to the Trust for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Trust and the performance of their duties under the advisory agreement except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreements.

The Trust has agreed to use its best efforts to change its name if the adviser ceases to act as such with respect to the Funds and the continued use of the Trust's present name (The AAL Mutual Funds) would create confusion in the context of the adviser or AAL's business.

The investment advisory agreement was approved by the Board of Trustees, including a majority of the Trustees who were not interested persons (as defined in the Act) of any party to the agreement on _________________.

The advisory agreement and sub-advisory agreement will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory and sub-advisory agreements are terminable upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Trust. With respect to a particular Fund, the advisory or sub-advisory agreement, if any, is terminable by the vote of a majority of the outstanding shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the Trust.

CODE OF ETHICS
Rule 17j-1, promulgated under Section 17(j) of the Investment Company Act of 1940, makes it illegal for persons associated with the Fund, the adviser or sub-adviser, who have knowledge of portfolio securities trades that the Fund makes or intends to make, to use that information in a manner that benefits that person and/or harms the Fund. To protect the Fund against such conduct, the Fund, the adviser and sub-adviser have adopted codes of ethics in accordance with requirements established under Rule 17j-1. The code of ethics does not prohibit persons who have knowledge of the Fund's portfolio securities trades from investing in the same securities; however, the code of ethics establishes time frames, prior approval procedures and reporting requirements designed to assure that persons who have knowledge of the Funds' portfolio securities trades cannot use that information in a manner which is detrimental to the Fund and/or which benefits them.

ADDITIONAL INFORMATION

Custodian
The custodian for the Funds is Citibank, N.A. The custodian is responsible for holding the Funds' assets.

Administrative Services Agreement
Pursuant to an Administrative Services Agreement ("Agreement") between the Funds and AAL, effective January 1, 1999, AAL provides certain administrative, accounting and pricing services to the Funds. These administrative services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based on sub-adviser communications (Oechsle's communications regarding The AAL International Fund); and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Funds.

The principal reason for having AAL provide these services was cost. AAL has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services. The annual rates of payment approved by the Trustees presently are:

     The AAL Technology Stock Fund - $______
     The AAL Aggressive Growth Fund - $______
     The AAL Small Cap Stock Fund - $40,000
     The AAL Mid Cap Stock Fund - $40,000
     The AAL International Fund - $45,000
     The AAL Capital Growth Fund - $40,000
     The AAL Equity Income Fund - $40,000
     The AAL Large Company Index Fund - $35,000
     The AAL Mid Cap Index Fund - $35,000
     The AAL Balanced Fund - $40,000
     The AAL High Yield Bond Fund - $40,000
     The AAL Municipal Bond Fund - $40,000
     The AAL Bond Fund - $40,000
     The AAL Bond Index Fund - $35,000
     The AAL Money Market Fund - $40,000
     The AAL U. S. Government Zero Coupon Target Fund Series 2001 - $1,000 The AAL U. S. Government Zero Coupon Target Fund Series 2006 - $1,000

The agreement continues in effect from year to year, as long as it is approved at least annually by the Funds' Board of Trustees or by a vote of the outstanding voting securities of the Funds. In either case, the agreement must also be approved at least annually by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The agreement terminates automatically if either party assigns the agreement. The agreement also terminates without penalty by either party on 60-days' notice. The agreement provides that neither AAL nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement.

Shareholder Maintenance Agreement
The Board of Trustees authorized the Funds to contract with AAL CMC for certain shareholder maintenance services, effective April 1, 1995. These shareholder services include answering customer inquiries regarding account status, explaining and assisting customers with the exercise of their account options and facilitating shareholder telephone transaction requests.

The annual fee payable to AAL CMC for providing such shareholder services is based upon, and limited by, the difference between the current account fees actually charged by Firstar Trust Company, as transfer and dividend disbursing agent, and the normal full-service fee schedule published by Firstar Trust Company. The annual fee is also based on reimbursement for certain actual out-of-pocket costs including postage and telephone charges. This account differential, including reimbursement for expenses, is at an annualized rate of $____ per account, effective April 30, 2000. The shareholder maintenance agreement continues in effect from year to year, as long as it is approved at least annually by the Funds' Board of Trustees or by a vote of the outstanding voting securities of the Funds. In either case, the agreement must be approved annually by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The agreement terminates automatically if either party assigns the agreement. The agreement also terminates without penalty by either party on 60-days notice. The Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Agreement. These fees are not currently assessed against the Funds but may be in the future.

Independent Accountants
The Trust's independent accountants, PricewaterhouseCoopers LLP
("PricewaterhouseCoopers"), examine the Funds' annual financial statements. PricewaterhouseCoopers also assists in the preparation of certain reports to the SEC and reviews the Trust's state and federal tax returns.


BROKERAGE ALLOCATION AND OTHER PRACTICES
AAL CMC, as the adviser, and Oechsle, as the sub-adviser for The AAL International Fund, direct the placement of orders for the purchase and sale of the Funds' portfolio securities.

The securities transaction costs for each Fund consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market instruments generally trade on a net basis and do not involve either brokerage commissions or transfer taxes.

Occasionally, we may purchase securities directly from the issuer for a Fund. For securities traded primarily in the over-the-counter market, we deal with the sellers who make a market in the securities directly unless we can find better prices and execution available elsewhere. Such dealers usually act as principals for their own account. In placing portfolio transactions, we seek the best combination of price and execution.

In determining which brokers provide best execution, AAL CMC looks primarily at the prices quoted by the brokers. Normally, we place orders with the broker who has the most favorable prices. Ordinarily, we expect to execute securities transactions in the primary markets. In assessing the best net price, we consider all relevant factors. The relevant factors include the security market's breadth, the security's price, the broker or dealer's financial condition and execution capability and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Although we are the sole distributors for the Funds' shares, we (as the adviser) may in the future consider the willingness of particular brokers to sell the Funds' shares as a factor in the selection of brokers for the Funds' portfolio transactions. However, our selection would still be subject to the overall best price and execution standard.

Assuming equal execution capabilities, we may take into consideration other factors in selecting brokers or dealers. We may consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations (specifically the quotations necessary to determine the Funds' net asset values, and other information provided to us or the sub-adviser for The AAL International Fund (or their affiliates). We may also cause a Fund to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. We must determine, in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided. The commission must be reasonable in terms of that particular transaction or in terms of all the accounts over which we, as an adviser, exercise investment discretion. It is possible that certain of the services received by us attributable to a particular transaction benefit one or more other accounts for which we exercise investment discretion. The Funds paid the following in brokerage commissions in each of the past three fiscal years ended April 30, 1999:

                          April 30, 2000      April 30, 1999      April 30, 1998
The AAL Mutual Funds      $__________         $3,693,873          $3,143,251


CAPITAL STOCK AND OTHER SECURITIES

The AAL Mutual Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Declaration also permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Pursuant to this authority, the Trustees have issued Class A, Class B and Institutional shares for the Funds, except for The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006. Each class share represents an interest in a Fund proportionately equal to the interest of each other share in its class. If the Trust liquidated the Funds' shares, all shareholders of a Fund would share pro rata in its net assets for the class available for distribution to shareholders. If the Board deems it advisable and in the best interests of shareholders, it may create additional share classes. These share classes may differ from each other only as to dividends or, as is the case with the Funds, as to assets and liabilities. Where share classes differ in regards to assets and liabilities, the different classes are referred to as the different series of the Funds (i.e., The AAL Bond Fund is a series of The AAL Mutual Funds). Within each series, the different classes of shares are referred to as different share classes, such as Class A, Class B and Institutional shares. Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees. The Trustees allocate income and operating expenses among the different Funds' series and classes of shares fairly.

Except for the election of Trustees and ratification of the selection of accountants, any matter that the Funds are required to submit to the shareholders for a vote is not deemed to be effective unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each Series affected by the matter.

Except for The AAL Small Cap Stock, Mid Cap Stock, Balanced, and High Yield Bond Funds, each Fund's investment objective is a fundamental policy. As such, only a vote of a "majority of outstanding voting securities" can change a Fund's investment objective. A majority means the approval of the lesser of: (1) 67% or more of the voting securities at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund.


PURCHASE, REDEMPTION, AND PRICING OF SHARES

Purchases and redemptions are discussed in the prospectus under the headings; "Purchasing Shares" and "How to Redeem Shares," and that information is incorporated herein by reference.

We determine the Funds' net asset value only on the days the New York Stock Exchange ("NYSE") is open for trading and on days when AAL is open for business. The NYSE is regularly closed on Saturdays and Sundays and on New Years' Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE closes on the preceding Friday or the following Monday, respectively.

We determine the net asset value for a Fund by adding the value of a Fund's assets, subtracting the Fund's liabilities, and dividing the balance by the total number of shares outstanding. In determining the current market value for securities traded or listed on an exchange, we use the last sale price on the exchange where the securities primarily trade. For securities that have readily available market quotations, we use an over-the-counter or exchange bid quotation. When a Fund holds securities or other assets that either do not have readily available market quotations or are restricted, we value them at fair market value, as we determine in good faith under the direction of our Board of Trustees. We may use pricing services in determining the current or fair market value of securities held in the Funds' portfolios. We value money market instruments with a remaining maturity of 60 days or less on an amortized costs basis. We comply with the SEC's requirements for using an amortized cost valuation method.

Many long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities and foreign securities do not have reliable market quotations and are not considered to be readily available for purchase or sale.

To determine the current or fair market value for debt securities, we may, and generally will, use a pricing service or services approved by the Board of Trustees. A pricing service generally will determine valuations based upon normal, institutional-size trading units of such securities using market transactions for comparable securities and various relationships between securities generally recognized by institutional traders.

We generally price foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, we may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank. The bank must be a regular participant in the foreign exchange market. We also may price foreign securities on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If management does not have any of these alternatives available or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Board of Trustees, in good faith, will establish a conversion rate for such currency.

Foreign securities may not be traded on all days when the NYSE is open. Also, foreign securities may trade on Saturdays and other days when the NYSE is not open and when we do not calculate the Funds' net asset values. We value foreign securities primarily listed and/or traded in foreign markets at the price as of the close on its primary market. Unless we determine (under the supervision of the Board of Trustees) that material events have occurred affecting the value of a Fund's foreign securities between the time the foreign securities' primary market closed and the close of the NYSE, we will not reflect the change in the Fund's net asset value. As a result, trading on days when a Fund is not accepting purchases or redemptions may significantly affect a Fund's net asset value.

Generally, U.S. government securities and other fixed income securities complete trading at various times prior to the close of the NYSE. For purposes of computing net asset value, we use the market value of any such securities as of the time their trading day ends. Occasionally, events affecting the value of such securities may occur between the times these markets close and the time the NYSE closes. We generally will not reflect these events in the computation of a Fund's net asset value, unless they are material. If there is a material event, we will value such securities at their fair value as determined in good faith by the Board of Trustees.

We intend to pay all redemptions in cash. We are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of a Fund during any 90-day period for any one shareholder. However, we may pay redemptions in excess of such limit in whole or part by a distribution in kind of securities. If and to the extent we redeem shares in kind, you, as a redeeming shareholder might incur brokerage fees in selling the securities received.

We reserve the right for each Fund to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of a Fund's portfolio securities or valuation of its net assets not reasonably practicable.

THE AAL MONEY MARKET FUND-AMORTIZED COST VALUATION
We value The AAL Money Market Fund's portfolio securities on the basis of their amortized cost. Amortized cost is an approximation of market value, whereby the difference between acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In addition, if a large number of redemptions take place at a time when interest rates have increased, we may have to sell portfolio securities for a Fund prior to maturity and at a less desirable price.

Although we cannot assure you that we will be able to do so, we will use our best efforts to maintain a net asset value of $1.00 per share for purchases and redemptions of The AAL Money Market Fund. The Board of Trustees has established procedures for this purpose. These procedures require us to review the extent of any deviation in the Fund's net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should the deviation exceed 1/2 of 1% for the Fund, the Board of Trustees will promptly consider whether we should initiate efforts to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations. We maintain a dollar-weighted average portfolio maturity of 90 days or less for the Fund. We also do not purchase any instrument deemed to have a remaining maturity greater than 397 days. We limit portfolio investments, including repurchase agreements, to those dollar denominated instruments that the Board of Trustees determines present minimal credit risks as advised by the Adviser. We also comply with the SEC requirements on the quality of certain portfolio securities for money market funds using the amortized cost method of valuation. We also comply with the SEC reporting and record keeping procedures regarding money market funds. We cannot assure you that we can maintain a constant net asset value at all times. In the event amortized cost ceases to represent fair value, the Board of Trustees will take appropriate action.

LETTER OF INTENT
Under a letter of intent, as described in the prospectus, shares totaling 5% of the dollar amount indicated in the letter will be held in escrow by the transfer agent in the name of the purchaser. A letter of intent neither obligates you to purchase nor requires us to sell the indicated amount. If you do not invest the amount indicated within the 13-month period, you, as the purchaser, are required to pay the difference between the sales commission otherwise applicable to the purchases made during this period and sales charges actually paid. When the letter of intent expires, we liquidate sufficient shares in escrow to obtain the difference.


TAXATION OF THE FUNDS

The following is only a summary of certain tax considerations generally affecting the Funds and shareholders. We urge you to consult your tax advisors with specific reference to your own tax situations, including state and local tax liability.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Except for The AAL Municipal Bond Fund, any dividends from net investment income and short-term capital gains (collectively "income dividends") that we distribute to you from The AAL Technology Stock, Aggressive Growth, Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Large Company Index II, Mid Cap Index II, Small Cap Index II, Balanced, High Yield Bond, Bond and Money Market Funds are taxable to you as ordinary income whether we have paid these distributions in cash or additional shares. Any long-term capital gains ("capital gains distributions") that we distribute to you from the Funds are taxable to you as long-term capital gains, whether we have paid these distributions in cash or additional shares. Long-term capital gains are treated as long-term capital gains regardless of the length of time you have owned the shares. We distribute substantially all of the Funds' net investment income and net realized long-term capital gains to avoid the imposition of federal income and excise tax liability. We pay any dividends for The AAL Technology Stock, Aggressive Growth, Small Cap Stock, Mid Cap Stock, International, Large Company Index II, Mid Cap Index II and Small Index II Funds annually. We pay any dividends for The AAL Capital Growth Fund semi-annually and we pay any dividends for the AAL Equity Income and Balanced Funds quarterly. We accrue income dividends daily and pay any dividends monthly for The AAL High Yield Bond, Bond and Money Market Funds. We expect to distribute any capital gains annually for these Funds.

The AAL Municipal Bond Fund -- This Fund expects to accrue any income dividends daily and distribute any net investment income in monthly dividends. We distribute any net realized capital gains at least annually. Dividends derived from the interest earned on municipal securities constitute "exempt-interest dividends." Generally, exempt-interest dividends are not subject to federal income tax. Distributions of net realized capital gains (whether from tax-exempt or taxable securities) are taxable to shareholders. We report the federal income tax status of all distributions to shareholders annually. In the report, we allocate income dividends between tax-exempt and taxable income (if any) in approximately the same proportions as the Fund's total income during the year. Accordingly, income derived from each of these sources by the Fund may vary substantially in any particular distribution period from the allocation reported to shareholders annually.

You may not be able to deduct any interest expense you incur on money borrowed to purchase or carry shares of the Fund for federal income tax purposes. You also may be subject to state and local taxes on dividends from this Fund, including those which are exempt from federal income tax.

If you or your entity are "substantial users" (or persons who are related to "substantial users") of facilities financed by industrial revenue bonds, you or your entity should consult your tax advisers before purchasing shares of The AAL Municipal Bond Fund. The term "substantial user" is defined generally to include a "nonexempt person" who regularly uses, in trade or business, a part of a facility financed from the proceeds of industrial development revenue bonds.

The 1986 Tax Reform Act subjects tax-exempt interest attributable to certain" private activity bonds" to the individual and corporate alternative minimum tax. Such tax-exempt interest includes, in the case of a regulated investment company receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that company. We limit our investment in private activity bonds to no more than 20% of the Fund's assets. Certain corporate shareholders may be subject to a federal "environmental" tax with respect to their receipt of dividends and distributions.

The use of options and futures for The AAL Municipal Bond Fund portfolio may result in taxable income. You should consult your personal tax adviser to determine the consequences of federal, state and local taxes.

THE AAL INTERNATIONAL FUND -- FOREIGN WITHHOLDING TAX
We may be subject to income and withholding taxes on income and gains derived from The AAL International Fund's investments outside the U.S. Our payment of such foreign taxes reduces the yield on investments for the Fund. Tax treaties between certain countries and the U.S. may reduce or eliminate these foreign withholding taxes. If more than 50% of the Fund's total asset value at the close of any taxable year consists of foreign corporate stocks or other securities, we may elect (for U.S. federal income tax purposes) to treat any foreign country income or withholding taxes we have paid on behalf of the Fund as paid by the Fund's shareholders. The foreign income or withholding taxes must be those that could be treated as income taxes under U.S. income tax principles. For any year we make such an election for the Fund, the shareholder must include as income (in addition to taxable dividends received) his pro rata share of such foreign income and withholding taxes. The shareholder is entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due or deduct it (as an itemized deduction) from his U.S. taxable income. Generally, this foreign tax credit is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income.

If we make the pass through election described above, the Fund's foreign income flows through to the shareholders. The Internal Revenue Service will not treat certain gains from the sale of securities and currency fluctuations as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source "passive income." For this purpose, foreign "passive income" includes dividends, interest, capital gains and certain foreign currency gains. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by the Fund.

Corporations and individuals can use the foreign tax credit to offset only 90% of any alternative minimum tax (as computed under the Code for purposes of this limitation) imposed upon them. If we do not make the pass through election, the foreign taxes we pay for the Fund will reduce the Fund's income. Any distributions we make for the Fund will be treated as U.S. source income.

We will notify each shareholder within 60 days after the close of the Fund's taxable year whether, pursuant to the election described above, we will make the pass through election and treat any foreign taxes paid by the Fund as paid by its shareholders for that year. If we make the pass through election, we will designate the shareholder's portion of the foreign taxes paid to such country. We also will designate the portion of the Fund's dividends and distributions that represent income derived from sources within such country.

Our investments in certain foreign corporations that generate largely passive investment type income, or that hold a significant percentage of assets which generate passive income ("passive foreign investment companies" or "PFICs") are subject to special tax rules. These special tax rules are designed to prevent deferral of U.S. taxation on the Fund's share of the PFICs earnings. In the absence of certain elections to report these earnings on a current basis, we would have to report certain "excess distributions" and any gain from the disposition of PFICs stock as ordinary income. We would have to report these excess distributions and gains as ordinary income regardless of whether we actually received any distributions from the PFIC. We would have to allocate this ordinary income ratably throughout the holding period for the stocks. We would have to pay taxes for the Fund on any amounts allocable to a prior taxable year at the highest applicable tax rate from that year. We also would have to increase this rate by an interest charge determined as though the amounts were an underpayment of the tax for that year. We would have to include the amounts allocated to the year of the distribution or disposition in the Fund's net investment income for that year. To the extent the amounts allocated were distributed as a dividend to shareholders such amounts would not be taxable to the Fund.


UNDERWRITERS
The distributor, AAL CMC, is the exclusive underwriter for the Funds, with a principal place of business at 222 West College Avenue, Appleton, WI 54919-0007. The distributor has a written distribution agreement with the Funds, dated June 15, 1987, as amended. The distributor offers the Funds' shares for sale on a continuous basis through its field sales force.

The public offering price of a Fund's Institutional shares is the net asset value next computed. An investor can combine Class A, Class B and Institutional shares for purposes of qualifying for the $500,000 minimum purchase requirement for Institutional shares. The Funds began offering Institutional shares on December 29, 1997.

The distributor does not receive compensation in connection with redemptions and repurchases or brokerage commissions for Institutional shares.

GENERAL
The distributor, AAL CMC, acts as exclusive underwriter for the Fund's Class A and Class B shares and two additional series of The AAL Mutual Funds: The AAL U.S. Government Zero Coupon Target Fund, Series 2001; and The AAL U.S. Government Zero Coupon Target Fund, Series 2006.


CALCULATION OF PERFORMANCE DATA
From time to time we advertise the yields and total returns for the Funds' Class I shares for various investment periods. We always include uniform performance calculations based on standardized methods established by the SEC. Yields and total returns are calculated based on historical earnings and appreciation. We do not intend any yield or total return calculations to indicate future performance. You should consider performance information in light of: the particular Fund's investment objectives and policies; characteristics and quality of the Fund's portfolio securities; and the market conditions during the applicable period. You should not consider the performance information as a representation of what may be achieved in the future. When comparing any such performance information to published performance data for alternative investments, you should consider the differences in the methods used in calculating performance information, and the impact of taxes on alternative investments in addition to the factors listed.

STANDARDIZED PERFORMANCE INFORMATION

Average Annual Total Return

For each of the Funds, except The AAL Money Market Fund, we compute the standardized average annual total return by finding the average annual compounded rates of return for Class I shares over the 1, 5 and 10 year periods (or the portion thereof during which the Fund has been in existence) that would equate the initial amount invested in each class to the ending redeemable value according to the following formula:

                  P(1+T)^n = ERV

         Where:

                  P =      Hypothetical $1,000 initial payment;

                  T =      Average annual total return for the class;

                  n =      Number of years;

                  ERV = Ending redeemable value for the class (of the hypothetical $1,000 payment) at the end of the 1, 5 and 10 year periods (or fractional portion thereof), after deduction of all non-recurring charges for the class, assuming redemption at the end of the period;

                  ^ =      raised to the power of.

 ANNUAL RETURNS FOR THE 1-YEAR AND SINCE INCEPTION PERIODS ENDED APRIL 30, 2000,
                         FOR INSTITUTIONAL CLASS SHARES
                         BASED ON GROSS AMOUNT INVESTED

THE AAL MUTUAL FUND AND INCEPTION DATE   TOTAL RETURN FOR THE 1-YEAR PERIOD     AVERAGE ANNUAL RETURN FOR THE PERIOD
                                                                                SINCE INCEPTION
Technology Stock
7/1/00                                   N/A                                    N/A
Aggressive Growth
7/1/00                                   N/A                                    N/A
Small Cap Stock
12/29/97                                 ____%                                  ____%
Mid Cap Stock
12/29/97                                 ____%                                  ____%
International
12/29/97                                 ____%                                  ____%
Capital Growth
12/29/97                                 ____%                                  ____%
Equity Income
12/29/97                                 ____%                                  ____%
Large Company Index
12/31/99                                 N/A                                    ____%
Mid Cap Index
12/31/99                                 N/A                                    ____%
Balanced
12/29/97                                 ____%                                  ____%
High Yield Bond
12/29/97                                 ____%                                  ____%
Municipal Bond
12/29/97                                 ____%                                  ____%
Bond
12/29/97                                 ____%                                  ____%
Bond Index
12/31/99                                 N/A                                    ____%

Current Yield
We base current yield quotations for the Funds, except The AAL Money Market Fund, on a 30-day (or one-month) period. We compute the current yield by dividing the net investment income per share for each class earned during the period by the maximum offering price per share for each class on the last day of the period, according to the following formula:

                  Yield  2[((a - b)/(cd) + 1)^6 - 1]

         Where:

         a = Dividends and interest earned by the class during the period;

         b = Expenses accrued by the class for the period (net of reimbursements);

         c = The average daily number of shares outstanding for the class during the period that were entitled to receive dividends; and

         d = The maximum offering price per share for the Class on the last day of the period.

         ^ = To the power of.

For purposes of this calculation, we determine the income earned on debt obligations by applying a calculated yield-to-maturity percentage to the obligations held during the period. We calculate the interest earned on mortgage-backed securities by using the coupon rate and principal amount after adjustment for a monthly pay down. We determine the income earned on stocks by using the stated annual dividend rate applied over the performance period. The current yields for the 30-day period ended April 30, 2000, for Class I shares were:

                              THE AAL MUTUAL FUNDS
                        INSTITUTIONAL CLASS SHARE YIELDS
                           30-DAY PERIOD ENDED 4/30/99

THE AAL MUTUAL FUND                                          CURRENT YIELD
Technology Stock                                             N/A
Aggressive Growth                                            N/A
Small Cap Stock                                              ____%
Mid Cap Stock                                                ____%
International                                                ____%
Capital Growth                                               ____%
Equity Income                                                ____%
Large Company Index                                          ____%
Mid Cap Index                                                ____%
Balanced Fund                                                ____%
High Yield Bond                                              ____%
Municipal Bond                                               ____%
Bond                                                         ____%
Bond Index                                                   ____%

When we are advertising yield for a Fund, we will not advertise a one-month or a 30-day period that ends more than 45 days before the date on which the advertisement is published.

Tax Equivalent Yield
We calculate a tax equivalent yield for The AAL Municipal Bond Fund based on a 30-day (or one-month) period for Class I shares. We compute the tax equivalent yield by dividing the portion of the Fund's yield for the share class (computed as described above) that is tax-exempt by one minus a stated income tax rate and adding the quotient to the portion of the yield that is not tax exempt. The formula for computation of the tax equivalent yield is:

                  X = ( N/1-F) + T

         Where:

                  N = % of yield for the class derived from tax-exempt income;

                  F = federal income tax rate; and

                  T = % of yield for the class derived from taxable income.

The tax equivalent yield at 31% tax rate for the 30-day period ended April 30, 2000, for a Class I Share was ----%.

Current and Effective Yield - The AAL Money Market Fund
We may quote a current or effective yield for The AAL Money Market Fund's Class I shares from time-to-time. The current yield is an annualized yield based on the net change in account value for each class for a seven-day period. The effective yield is an annualized yield based on a daily compounding of the current yield for each share class. We compute these yields by first determining the "Net Change in Account Value" for each share class for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value always equals the total dividends declared with respect to the account. We compute the yields for each share class as follows:

Current Yield = (Net Change in Account Value per Class/Beginning Account Value per Class) x (365/7)

Effective Yield = [(Net Change in Account Value per Class/Beginning Account Value per Class)]^(365/7)] - 1

For the seven-day period ended April 30, 2000, the current and effective yields of The AAL Money Market Fund for Class I Shares was ____% and ____%, respectively.

Normal changes in the income earned and expenses affect the Fund's yield. Also, any efforts we undertake to restrict or supplement the Fund's dividends to maintain its net asset value at $1.00 will affect the Fund's yield. (See "Net Asset Value" in the prospectus and in this Statement of Additional Information.) Any portfolio changes we make due to net purchases or redemptions will affect the Fund's yield. Accordingly, the Fund's yield may vary from day to day. The yield stated for a particular past period is not a representation as to its future yield. We do not guarantee the Fund's yield and the Fund's principal is not insured. Although there is no assurance that we will be able to do so, we use our best efforts to maintain a net asset value of $1.00 per share for the Fund.

OTHER PERFORMANCE INFORMATION
We may from time to time, include in the Funds' sales literature and advertisements: (1) total return quotations computed for different time periods or by a method that differs from the computations described in the section above for Class I shares; (2) calculations of the growth of an investment (or series of investments), at various assumed interest rates and compounding, to show the effect of the length of time, interest rate and/or tax deferral on an investment for Class I shares; (3) illustrate the concepts of asset allocation by use of hypothetical case studies using various risk levels and life cycles, as well as illustrating the effect of various tax brackets and tax deferrals on hypothetical systematic investing for Class I shares; and (4) performance relative to the performance of other investments such as stocks, bonds, closed end funds, certificates of deposit, as well as various indices such as the Consumer Price Index and indices generated by lbbotson & Associates and Chase Global Data and Research Products for Class I shares.

Performance information for Class I shares for the Funds may be compared to various unmanaged indexes, such as Morgan Stanley's EAFE and World, Dow Jones Industrial and Averages, the S&P 500, S&P MidCap 400, S&P Small Cap or Lehman Brothers High Yield Index, Lehman Brothers Aggregate or other Lehman Bond Indexes, as well as indiCEs of similar mutual funds, and various foreign country and currency indices. The Funds may include in their advertising rankings published by recognized statistical services or publishers such as Morningstar, Lipper Analytical Services, Inc., Weisenberger Investment Companies Services or share rankings published by other comparable national services that rank mutual funds. They also may use information from publications such as Barron's, Business Week, The Economist, Financial World, Forbes, Fortune, Kiplinger's Personal Finance, Money, Smart Money, the Star, The Wall Street Journal or Worth, and from videotapes of television shows and interviews involving investment experts, including employees of the adviser and/or sub-adviser for The AAL International Fund. Advertisements may depict performance graphically.

The S&P 500 Index
The S&P 500 Index is a broad index of larger capitalization stocks. It is composed of 500 common stocks representing more than 70% of the total market value of all publicly traded common stocks. The index is constructed by Standard & Poor's, which chooses stocks on the basis of market values and industry diversification. Most of the largest 500 companies listed on the U.S. stock exchanges are included in the index. Most stocks in the index are listed on the New York Stock Exchange. A much smaller number come from the American Stock Exchange and the over-the-counter market. The index is capitalization-weighted, that is, stocks with a larger capitalization (shares outstanding times current price) have a greater weight in the index. Market capitalizations of stocks in the index as of December 1998, range from $487 million to $345.8 billion. The median capitalization was $7.75 billion. S&P periodically makes additions and deletions to the index. Selection of a stock for inclusion in the S&P 500 Index in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment.

The S&P MidCap 400 Index
The S&P MidCap 400 Index is a capitalization weighted index of 400 domestic stocks chosen for market size, liquidity and industry representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market share value, which is share price times the number of shares outstanding. These are summed up for all 400 stocks and divided by a predetermined base value. The base value for the Standard & Poor's MidCap 400 Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights and substitutions, as well as other activities.

Disclaimers and Limitations of Liabilities of Standard & Poor's
The disclaimers and limitations set forth below are set forth in a contract between Standard & Poor's and AAL CMC. The Product refers to the Large Company Index Fund and the Mid Cap Index Fund, and the Licensee refers to AAL CMC. Standard & Poor's requires that such disclaimers be disclosed in this Registration Statement.

The Product is not sponsored , endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P, the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to Licensee or the Product. S&P has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for, and has not participated in the determination of the prices and amount of the Product or timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Product.

S&P does not guarantee the accuracy and/or the completeness of the the S&P 500 Index and the S&P MidCap 400 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to the results obtained by Licensee, owners of the Product or any other person or entity from the use of the S&P 500 Index and the S&P MidCap 400 Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index and the S&P MidCap 400 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.


FINANCIAL STATEMENTS

The AAL Mutual Funds (Trust) has filed audited financial statements, notes to financial statements and report of independent accountants for the Trust for the fiscal year ended April 30, 2000, which are incorporated by reference from the Annual Report to Shareholders dated April 30, 2000, into this Statement of Additional Information. The AAL Mutual Funds has filed the audited financial statements below:

1. Schedules of Investments as of April 30, 2000.
2. Statement of Assets and Liabilities as of April 30, 2000.
3. Statement of Operations for fiscal year ended April 30, 2000.
4. Statement of Changes in Net Assets for fiscal year ended April 30, 2000.
5. Notes to Financial Statements





PART C: OTHER INFORMATION
INSTITUTIONAL SHARES

ITEM 23. EXHIBITS

In response to this item, the Registrant incorporates by reference the Exhibit Index following the Signature Page to this amendment. Except as noted below, all required exhibits have been previously filed and are incorporated by reference from the Funds' Registration Statement on Form N-1(A) (File No. 33-12911), as amended:

Name of Exhibit                                   Incorporated by Reference                Filed Herewith

(a)  Articles of Incorporation for The AAL        Filed June 25, 1998, Post-Effective
     Mutual Funds, as amended                     Amendment No. 26

(b)  By-Laws of the Fund, as amended              Filed June 25, 1998, Post-Effective
                                                  Amendment No. 26

(c)  Instruments Defining Rights of               N/A
     Security Holders

(d)(i)  Investment Advisory Agreement with AAL    Filed December 29, 1999,
        CMC, as amended                           Post-Effective Amendment No.36


(d)(ii) Sub Advisory Agreement with Oechsle       Filed April 6, 1999, Post-Effective
        International Advisors, LLC               Amendment No.30

(e)  Distribution Agreement with AAL CMC,         Filed December 29, 1999,
     as amended                                   Post-Effective Amendment No.36

(f)  Bonus or Profit Sharing Contracts            N/A

(g)  Global Custodial Services Agreements         Filed April 6, 1999, Post-Effective
     between the Funds and Citibank, N.A.,        Amendment No.30
     as amended
(h)(i)  Administrative Services Agreement         Filed December 29, 1999,
        between the Funds and AAL, as amended     Post-Effective Amendment No.36

(h)(ii) Shareholder Maintenance Agreement, as     Filed December 29, 1999,
        amended                                   Post-Effective Amendment No.36

(h)(iii)  Transfer and Dividend Disbursing        Filed December 29, 1999,
          Agent Agreement, as amended             Post-Effective Amendment No.36

(i)  Legal Opinion                                N/A

(j)  Consent of Independent Auditors              N/A

(k)  Omitted Financial Statements                 N/A

(l)  Initial Capital Agreements                   N/A

(m)  Rule 12b-1 Plan                              N/A

(n)  Financial Data Schedule                      N/A

(o)  Rule 18f-3 Plan                              Filed June 25, 1998, Post-Effective
                                                  Amendment No. 26

(p)(i) Code of Ethics for AAL Capital                                                     X
       Management Corporation

(p)(ii)  Code of Ethics for Sub-Adviser,                                                  X
         Oechsle International Advisors LLC

(q)      Powers of Attorney for all Trustees      Filed December 29, 1999,
                                                  Post-Effective Amendment No.36

(r)      Transmittal Letter                                                               X

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

AAL is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons. AAL controls the following wholly-owned, direct and indirect subsidiaries: (a) AAL Holdings, Inc., a Delaware corporation that is a holding company that has no independent operations; (b) AAL Capital Management Corporation, a Delaware corporation that is a registered investment adviser and broker-dealer; (c) North Meadows Investment Ltd., a Wisconsin corporation organized for the purpose of holding and investing in real estate; and (d) AAL Trust Company, FSB, a federally chartered thrift institution. Financial statements of AAL are filed on a consolidated basis with regard to each of the foregoing entities.

                                                     -----------------------------
Parent Company                                       AAL
                                                     (Wisconsin corp.)
Holding Company                                      AAL Holdings, Inc.
                                                     (Delaware corp.)
                                                     -----------------------------
                      ------------------------------ ----------------------------- -----------------------------
Wholly-owned          AAL Capital Management Corp.   AAL Trust Co., FSB            North Meadows Investment
subsidiaries of       (Delaware corp.)               (Federal charter)             Ltd.
AAL Holdings, Inc.                                                                 (Wisconsin corp.)
                      ------------------------------ ----------------------------- -----------------------------

ITEM 25.          INDEMNIFICATION

Under Section 12 of Article Seven of the Funds' Declaration of Trust, the Funds may not indemnify any trustee, officer or employee for expenses (e.g., attorney's fees, judgments, fines and settlement amounts) incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties of office ("disabling conduct").

The Funds shall indemnify their trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by: (a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) the Funds are insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Funds pursuant to the foregoing provision, or otherwise, the Funds have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Funds of expenses incurred or paid by a trustee, officer or controlling person of the Funds in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, the Funds will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

AAL Capital Management Corporation is the investment adviser ("Adviser") of the Funds. Oechsle International Advisers LLC is the sub-adviser for The AAL International Fund. For information as to the business, profession, vocation or employment of a substantial nature of the Adviser, reference is made to Parts A and B of this Registration Statement and to Form ADV filed under the Investment Advisers Act of 1940 by the Adviser. AAL CMC also serves as sub-adviser to the AAL Variable Product Series Fund, Inc..

ITEM 27. PRINCIPAL UNDERWRITERS

(a)  Not Applicable

(b)  AAL    Capital     Management     Corporation     serves    as    principal
     underwriter/distributor for shares of each of the Funds.

Name and Principal                       Position and Offices                   Position and Offices
Business Address                         with AAL CMC                           with the Funds

Robert G. Same                           President and Director                 President
222 W. College Ave.
Appleton, WI 54919

Charles D. Gariboldi, Jr.                Vice President                         Treasurer
222 W. College Ave.
Appleton, WI 54919

Woodrow E. Eno                           General Counsel, Director and          Trustee and Vice-President
222 W. College Ave.                      Chairman
Appleton, WI 54919

James H. Abitz                           Sr. Vice President and Director        Vice-President
222 W. College Avenue
Appleton, WI 54919

Frederick D. Kelsven                     Vice President and Secretary           Secretary
222 W. College Avenue
Appleton, WI 54919

James H. Krueger                         Vice President and Director            None
222 W. College Avenue
Appleton, WI 54919

Marnie L. Loomans-Thuecks                Vice President                         None
222 W. College Avenue
Appleton, WI 54919

Michael J. Mevis                         Vice President                         None
222 W. College Avenue
Appleton, WI 54919

Russell A. Evenson                       Director                               None
4321 N. Ballard Road
Appleton, WI 54919

Paul M. Stadler                          Vice President                         None
222 W. College Avenue
Appleton, WI 54919

Lori T. Richardson                       Vice President                         None
222 W. College Avenue
Appleton, WI 54919

Jeffrey L. Verhagen                      Vice President                         None
222 W. College Avenue
Appleton, WI 54919

Charles A. Friedman                      Vice President                         None
222 W. College Avenue
Appleton, WI 54919

Wendy S. Schmidt                         Assistant Vice President               None
4321 N. Ballard Road
Appleton, WI 54919

Carl J. Rudolph                          Director                               None
222 W. College Avenue
Appleton, WI 54919

Krien VerBerkmoes, III                   Vice President and Chief Compliance    None
222 W. College Avenue                    Officer
Appleton, WI 54919

Thomas R. Mischka                        Vice President                         None
4321 N. Ballard Road
Appleton, WI 54919

Jon M. Stellmacher                       Vice President and Director            None
4321 N. Ballard Road
Appleton, WI 54919

Jeffrey R. Kargus                        Treasurer                              None
4321 N. Ballard Road
Appleton, WI 54919

Steven R. Wendt                          Vice-President and Chief Financial     None
4321 N. Ballard Road                     Officer
Appleton, WI 54919

Steven J. Fredricks                      Assistant Secretary                    Assistant Secretary
222 W. College Avenue
Appleton, WI 54919


ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by the Funds pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Funds and the Funds' Custodian as follows: all documents required to be maintained by Rule 31a-1(b) will be maintained by the Funds, (222 W. College Avenue, Appleton, WI 54919-0007) except that records required to be maintained by paragraph (2)(iv) of Rule 31a-1(b) will be maintained by the Custodian (Citibank, N.A., 111 Wall Street, New York, NY 10043)

ITEM 29. MANAGEMENT SERVICES

Not Applicable

ITEM 30. UNDERTAKINGS

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amended registration statement under rule 485(a) of the Securities Act of 1933 and has duly caused this amended registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Appleton and State of Wisconsin on this day of April 14, 2000.

                                     THE AAL MUTUAL FUNDS

                                     By:   /s/ Robert G. Same
                                           ------------------
                                           Robert G. Same.
                                           President

       Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Robert G. Same                 President                     April 14, 2000
-----------------------------
Robert G. Same

/s/ Charles D. Gariboldi           Treasurer                     April 14, 2000
-----------------------------      (Principal Accounting
Charles D. Gariboldi               Financial Officer)


All of the Board of Trustees:

       F. Gregory Campbell           Richard L. Gady
       John H. Pender                Edward W. Smeds
       Lawrence M. Woods             John O. Gilbert
       Woodrow E. Eno

       Robert G. Same, by signing his name hereto, does hereby sign this document on behalf of himself and each of the other above-named Trustees of The AAL Mutual Funds pursuant to the powers of attorney duly executed by such persons.

/s/ Robert G. Same                                     April 14, 2000
-------------------------------------
Robert G. Same
Attorney-in-Fact



The AAL Mutual Funds
Index to Exhibits

Exhibit Number               Name of Exhibit

(p)(i)                       Code of Ethics for AAL Capital Management
                             Corporation

(p)(ii)                      Code of Ethics for Sub-Adviser, Oechsle
                             International Advisors LLC

(r)                          Tranmittal Letter